UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07917

                        Wilshire Variable Insurance Trust
               (Exact name of registrant as specified in charter)
                                    --------


                        Wilshire Associates Incorporated
                          1299 Ocean Avenue, Suite 700
                           Santa Monica, CA 90401-1085
               (Address of principal executive offices) (Zip code)

                           Lawrence Davanzo, President
                          1299 Ocean Avenue, Suite 700
                           Santa Monica, CA 90401-1085
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 310-260-6639

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Item 1.   Schedule of Investments

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                   SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

    SHARES                                                   VALUE
    ------                                                   -----

COMMON STOCK -- 98.9%
CONSUMER DISCRETIONARY -- 9.0%
    4,881 Abercrombie & Fitch Co., Class A ............. $      192,555
    4,269 Advance Auto Parts, Inc. .....................        169,309
    3,293 American Eagle Outfitters, Inc. ..............         50,218
    1,391 Autozone, Inc. + .............................        171,566
   23,010 Best Buy Co., Inc. ...........................        862,875
    6,203 Big Lots, Inc. + .............................        172,629
       71 Black & Decker Corp. .........................          4,313
    3,409 BorgWarner, Inc. .............................        111,713
    2,685 Carnival Corp. ...............................         94,915
    6,867 CBS Corp., Class B ...........................        100,121
    1,103 Centex Corp. .................................         17,869
   12,299 Coach, Inc. + ................................        307,967
   57,583 Comcast Corp. Special, Class A ...............      1,130,354
    9,210 Darden Restaurants, Inc. .....................        263,682
   43,017 DIRECTV Group, Inc. (The) + ..................      1,125,755
    3,109 Dollar Tree, Inc. + ..........................        113,043
   12,278 DR Horton, Inc. ..............................        159,860
    2,339 DreamWorks Animation SKG, Inc., Class A + ....         73,562
    7,058 Eastman Kodak Co. ............................        108,552
    6,228 Expedia, Inc. + ..............................         94,105
    9,243 Family Dollar Stores, Inc. ...................        219,059
    3,392 Foot Locker, Inc. ............................         54,815
   26,890 Gap, Inc. (The) ..............................        478,104
    2,886 Hanesbrands, Inc. + ..........................         62,771
    1,606 Harman International Industries, Inc. ........         54,716
   10,429 Hasbro, Inc. .................................        362,095
  144,611 Home Depot, Inc. (The) .......................      3,743,978
   17,380 Interpublic Group of Cos., Inc. + ............        134,695
   75,250 J.C. Penney Co., Inc. ........................      2,508,835
    4,144 Jones Apparel Group, Inc. ....................         76,705
    2,174 KB Home ......................................         42,784
   70,558 Kohl's Corp. + ...............................      3,251,314
    7,359 Leggett & Platt, Inc. ........................        160,353
    6,721 Lennar Corp., Class A ........................        102,092
   49,167 Lowe's Cos., Inc. ............................      1,164,765
    2,702 Ltd. Brands, Inc. ............................         46,799
   20,695 Macy's, Inc. .................................        372,096
   37,075 Magna International, Inc., Class A ...........      1,897,869
   92,450 Mattel, Inc. .................................      1,667,798
   40,034 McDonald's Corp. .............................      2,470,098
    8,762 Nike, Inc., Class B ..........................        586,178
      307 NVR, Inc. + ..................................        175,604
    4,371 Polo Ralph Lauren Corp., Class A .............        291,283
   10,706 Pulte Homes, Inc. ............................        149,563
    7,460 RadioShack Corp. .............................        128,909
    5,549 Ross Stores, Inc. ............................        204,259
      716 Sears Holdings Corp. + (a) ...................         66,946
    6,597 Sherwin-Williams Co. (The) ...................        377,085
    1,082 Snap-On, Inc. ................................         56,978
    4,931 Stanley Works (The) ..........................        205,820
   17,700 Starbucks Corp. + ............................        263,199
    7,000 Target Corp. .................................        343,350
  114,024 Time Warner, Inc. ............................      1,494,854
   28,534 TJX Cos., Inc.................................        870,858
    4,777 Toll Brothers, Inc. + ........................        120,524
   13,517 Walt Disney Co. (The) ........................        414,837
    7,013 Wendy's/Arby's Group, Inc., Class A ..........         36,886
   28,650 Whirlpool Corp. ..............................      2,271,658
                                                         --------------
                                                             32,255,495
                                                         --------------

    SHARES                                                   VALUE
    ------                                                   -----

CONSUMER STAPLES -- 9.8%
   61,649 Altria Group, Inc. ........................... $    1,223,116
   14,128 Anheuser-Busch Cos., Inc. ....................        916,625
    1,356 BJ's Wholesale Club, Inc. + ..................         52,694
    2,528 Church & Dwight Co., Inc. ....................        156,964
   39,829 Coca-Cola Co. (The) ..........................      2,106,158
    6,549 Coca-Cola Enterprises, Inc. ..................        109,827
   31,275 Colgate-Palmolive Co. ........................      2,356,571
    3,030 Corn Products International, Inc. ............         97,808
   18,400 Costco Wholesale Corp. .......................      1,194,712
   12,798 Dr. Pepper Snapple Group + ...................        338,891
      597 Estee Lauder Cos., Inc. (The), Class A .......         29,796
    7,851 General Mills, Inc. ..........................        539,521
   15,800 Kellogg Co. ..................................        886,380
    3,881 Kimberly-Clark Corp. .........................        251,644
   49,075 Kraft Foods, Inc., Class A ...................      1,607,206
    1,133 Lorillard, Inc. ..............................         80,613
    8,213 Pepsi Bottling Group, Inc. ...................        239,573
   48,152 PepsiCo, Inc. ................................      3,431,792
   60,405 Philip Morris International, Inc. ............      2,905,480
   81,223 Procter & Gamble Co. .........................      5,660,431
    6,496 Reynolds American, Inc. ......................        315,836
   22,256 Safeway, Inc. ................................        527,912
  114,000 Sara Lee Corp. ...............................      1,439,820
    2,073 SUPERVALU, Inc. ..............................         44,984
   18,992 SYSCO Corp. ..................................        585,523
      644 Tyson Foods, Inc., Class A ...................          7,689
      530 UST, Inc. ....................................         35,266
   92,213 Wal-Mart Stores, Inc. ........................      5,522,638
   28,383 Wm. Wrigley Jr. Co. ..........................      2,253,611
                                                         --------------
                                                             34,919,081
                                                         --------------
ENERGY -- 9.8%
   10,851 Apache Corp. .................................      1,131,542
    2,612 Arch Coal, Inc. ..............................         85,909
   33,725 BP PLC ADR ...................................      1,691,983
   25,000 Cameron International Corp. + ................        963,500
   17,845 Chesapeake Energy Corp. ......................        639,922
   31,656 Chevron Corp. ................................      2,610,987
    4,972 Cimarex Energy Co. ...........................        243,181
   33,724 ConocoPhillips ...............................      2,470,283
   12,572 Devon Energy Corp. ...........................      1,146,566
    1,180 Encore Acquisition Co. + .....................         49,300
   10,926 ENSCO International, Inc. ....................        629,665
   35,973 EOG Resources, Inc. ..........................      3,218,145
   83,926 Exxon Mobil Corp. ............................      6,517,694
    7,095 FMC Technologies, Inc. + .....................        330,272
    1,368 Forest Oil Corp. + ...........................         67,853
    2,252 Halliburton Co. ..............................         72,942
    6,193 Helmerich & Payne, Inc. ......................        267,476
    6,479 Hess Corp. ...................................        531,796
    1,401 Marathon Oil Corp. ...........................         55,858
    5,247 Massey Energy Co. ............................        187,160
    9,567 Murphy Oil Corp. .............................        613,627
   18,433 Nabors Industries, Ltd. + ....................        459,350
   32,659 National Oilwell Varco, Inc. + ...............      1,640,462
   16,301 Noble Corp. ..................................        715,614
    4,579 Noble Energy, Inc. ...........................        254,547
   23,542 Occidental Petroleum Corp. ...................      1,658,534
    9,333 Patterson-UTI Energy, Inc. ...................        186,847
    1,740 Plains Exploration & Production Co. + ........         61,178
    7,642 Pride International, Inc. + ..................        226,280
   71,068 Schlumberger, Ltd. ...........................      5,549,699
    3,204 Southwestern Energy Co. + ....................         97,850
    4,226 Superior Energy Services, Inc. + .............        131,598
    3,139 Tidewater, Inc. ..............................        173,775

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                   SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

    SHARES                                                   VALUE
    ------                                                   -----
ENERGY (CONTINUED)
    4,500 Transocean, Inc.                               $      494,280
                                                         --------------
                                                             35,175,675
                                                         --------------
FINANCIALS -- 17.7%
   22,442 Aflac, Inc. ..................................      1,318,468
   98,751 Allstate Corp. (The) .........................      4,554,396
   38,207 American Express Co. .........................      1,353,674
    3,307 American International Group, Inc. ...........         11,012
   16,605 Ameriprise Financial, Inc. ...................        634,311
    1,920 Assurant, Inc. ...............................        105,600
  119,050 Bank of America Corp. ........................      4,166,750
      344 Bank of Hawaii Corp. .........................         18,387
   35,966 Bank of New York Mellon Corp. (The) ..........      1,171,772
    2,328 BB&T Corp. ...................................         87,998
   36,700 Blackstone Group LP (The) ....................        562,978
   97,894 Capital One Financial Corp. ..................      4,992,594
   55,666 Charles Schwab Corp. (The) ...................      1,447,316
    5,971 Cincinnati Financial Corp. ...................        169,815
  241,271 Citigroup, Inc. ..............................      4,948,468
   14,985 CME Group, Inc., Class A .....................      5,567,077
   50,525 Comerica, Inc. ...............................      1,656,715
    2,304 Cullen/Frost Bankers, Inc. ...................        138,240
   30,987 Discover Financial Services ..................        428,240
      183 Eaton Vance Corp. ............................          6,447
    1,881 Everest Re Group, Ltd. .......................        162,763
  111,375 Fannie Mae ...................................        170,404
    3,176 Federated Investors, Inc., Class B ...........         91,628
  110,650 Fidelity National Financial, Inc., Class A ...      1,626,555
   22,778 Franklin Resources, Inc. .....................      2,007,425
  188,650 Freddie Mac ..................................        322,591
   28,604 Genworth Financial, Inc., Class A ............        246,280
    8,255 Goldman Sachs Group, Inc. (The) ..............      1,056,640
    4,363 HCC Insurance Holdings, Inc. .................        117,801
    3,536 Invesco, Ltd. ................................         74,185
  170,770 JPMorgan Chase & Co. .........................      7,974,960
   25,307 Loews Corp. ..................................        999,373
   25,401 Merrill Lynch & Co., Inc. ....................        642,645
   27,259 MetLife, Inc. ................................      1,526,504
    2,016 Moody's Corp. ................................         68,544
   50,983 Morgan Stanley ...............................      1,172,609
  396,279 National City Corp.(a) .......................        693,488
   12,267 Northern Trust Corp. .........................        885,677
   10,396 Old Republic International Corp. .............        132,549
      865 Philadelphia Consolidated Holding Co. + ......         50,663
    1,347 PNC Financial Services Group, Inc. ...........        100,621
   16,710 Principal Financial Group, Inc. ..............        726,718
      670 Protective Life Corp. ........................         19,102
   19,191 Prudential Financial, Inc. ...................      1,381,752
    1,369 Raymond James Financial, Inc. ................         45,150
    4,837 Regions Financial Corp. ......................         46,435
    1,704 StanCorp Financial Group, Inc. ...............         88,608
   20,061 State Street Corp. ...........................      1,141,070
    1,618 SunTrust Banks, Inc. .........................         72,794
   50,175 Torchmark Corp. ..............................      3,000,465
   18,035 Travelers Cos., Inc. (The) ...................        815,182
    3,199 U.S. Bancorp  ................................        115,228
    8,775 UBS AG + .....................................        153,914
   16,578 Unum Group ...................................        416,108
    8,969 W.R. Berkley Corp. ...........................        211,220
  196,475 Wachovia Corp. ...............................        687,663
   26,551 Wells Fargo & Co. ............................        996,459
                                                          --------------
                                                              63,382,031
                                                          --------------
HEALTH CARE -- 17.1%
       67,981 Abbott Laboratories ......................      3,914,346


    SHARES                                                   VALUE
    ------                                                   -----
HEALTH CARE (CONTINUED)
   20,306 Aetna, Inc. .................................. $      733,250
   23,150 Alcon, Inc. ..................................      3,738,956
   67,375 AmerisourceBergen Corp., Class A .............      2,536,669
   61,506 Amgen, Inc. + ................................      3,645,461
   12,459 Applied Biosystems, Inc. .....................        426,721
   34,698 Baxter International, Inc. ...................      2,277,230
   30,499 Becton Dickinson & Co. .......................      2,447,850
    5,714 Biogen Idec, Inc. + ..........................        287,357
   20,147 Boston Scientific Corp. +                             247,204
  135,125 Bristol-Myers Squibb Co. .....................      2,817,356
      892 C.R. Bard, Inc. ..............................         84,624
   60,500 Celgene Corp. + ..............................      3,828,440
    1,737 Cephalon, Inc. + .............................        134,600
   16,275 Cigna Corp. ..................................        553,025
    1,441 Community Health Systems, Inc. + .............         42,236
    1,266 Covidien, Ltd. ...............................         68,060
    2,505 Edwards Lifesciences Corp. + .................        144,689
   28,033 Eli Lilly & Co. ..............................      1,234,293
    7,328 Endo Pharmaceuticals Holdings, Inc. + ........        146,560
   22,929 Forest Laboratories, Inc. + ..................        648,432
   35,850 Genentech, Inc. + ............................      3,179,178
  120,847 Gilead Sciences, Inc. + ......................      5,508,206
       72 Henry Schein, Inc. + .........................          3,876
    2,985 Hospira, Inc. + ..............................        114,027
   73,091 Johnson & Johnson ............................      5,063,744
      430 Kinetic Concepts, Inc. + .....................         12,294
   18,595 King Pharmaceuticals, Inc. + .................        178,140
    4,499 Laboratory Corp. of America Holdings + .......        312,681
    2,681 Lincare Holdings, Inc. + .....................         80,671
   66,500 Medco Health Solutions, Inc. + ...............      2,992,500
   12,000 Medtronic, Inc. ..............................        601,200
   94,776 Merck & Co., Inc. ............................      2,991,131
    6,159 Omnicare, Inc. ...............................        177,194
    1,201 Patterson Cos., Inc. + .......................         36,522
  149,723 Pfizer, Inc. .................................      2,760,892
    3,482 Quest Diagnostics, Inc. ......................        179,915
   89,375 Schering-Plough Corp. ........................      1,650,756
    1,010 Teleflex, Inc. ...............................         64,125
   93,000 Teva Pharmaceutical
           Industries, Ltd. ADR ........................      4,258,470
    1,630 Thermo Fisher Scientific, Inc. + .............         89,650
    2,640 Universal Health Services, Inc., Class B .....        147,919
    2,249 Varian Medical Systems, Inc. + ...............        128,485
    6,920 Watson Pharmaceuticals, Inc. + ...............        197,220
   10,536 WellPoint, Inc. + ............................        492,769
      143 Wyeth ........................................          5,282
                                                         --------------
                                                             61,184,206
                                                         --------------
INDUSTRIALS -- 7.8%
   19,842 3M Co. .......................................      1,355,407
    1,709 AGCO Corp. + .................................         72,820
    2,646 Allied Waste Industries, Inc. + ..............         29,397
      957 Avery Dennison Corp. .........................         42,567
   24,994 Boeing Co. ...................................      1,433,406
    1,743 Brink's Co. (The) ............................        106,358
      320 Burlington Northern Santa Fe Corp. ...........         29,578
   14,323 Caterpillar, Inc. ............................        853,652
   17,964 CSX Corp. ....................................        980,295
    6,149 Cummins, Inc. ................................        268,834
   27,100 Deere & Co. ..................................      1,341,451
   10,919 Dover Corp. ..................................        442,765
   19,607 Emerson Electric Co. .........................        799,769
   15,610 FedEx Corp. ..................................      1,233,814
      143 Flowserve Corp. ..............................         12,694
   25,271 Fluor Corp. ..................................      1,407,595

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                   SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

    SHARES                                                   VALUE
    ------                                                   -----
INDUSTRIALS (CONTINUED)
  118,688 General Electric Co. ......................... $    3,026,544
   57,572 Honeywell International, Inc. ................      2,392,117
    2,116 Hubbell, Inc., Class B .......................         74,166
    6,243 Illinois Tool Works, Inc. ....................        277,501
    4,470 JB Hunt Transport Services, Inc. .............        149,164
      587 Joy Global, Inc. .............................         26,497
    2,473 Kansas City Southern + .......................        109,702
   19,425 L-3 Communications
          Holdings, Inc., Class 3 ......................      1,909,866
      307 Lincoln Electric Holdings, Inc. ..............         19,743
    9,161 Lockheed Martin Corp. ........................      1,004,687
    1,764 Manpower, Inc. ...............................         76,134
    2,070 Masco Corp. ..................................         37,136
    2,629 Monster Worldwide, Inc. + ....................         39,198
      752 Nordson Corp. ................................         36,931
   16,567 Norfolk Southern Corp. .......................      1,096,901
   49,992 Northrop Grumman Corp. .......................      3,026,515
   12,537 Parker Hannifin Corp. ........................        664,461
   11,923 Robert Half International, Inc. ..............        295,095
    1,990 RR Donnelley & Sons Co. ......................         48,815
    4,342 Ryder System, Inc. ...........................        269,204
    2,440 Shaw Group, Inc. (The) + .....................         74,981
   54,992 Southwest Airlines Co. .......................        797,934
   26,605 Union Pacific Corp. ..........................      1,893,212
    1,409 United Parcel Service, Inc., Class B .........         88,612
    2,203 United Technologies Corp. ....................        132,312
      434 Waste Management, Inc. .......................         13,667
                                                         --------------
                                                             27,991,497
                                                         --------------
INFORMATION TECHNOLOGY -- 20.9%
   44,272 Activision Blizzard, Inc. + ..................        683,117
    6,728 Adobe Systems, Inc. + ........................        265,554
   45,416 Affiliated Computer Services, Inc., Class A +       2,299,413
    7,187 Agilent Technologies, Inc. + .................        213,166
  734,966 Alcatel-Lucent ADR ...........................      2,822,269
    1,975 Alliance Data Systems Corp. + ................        125,176
    2,699 Altera Corp. .................................         55,815
    8,340 Analog Devices, Inc. .........................        219,759
   68,166 Apple, Inc. + ................................      7,747,747
   15,065 Applied Materials, Inc. ......................        227,933
    2,905 Arrow Electronics, Inc. + ....................         76,169
    2,738 Autodesk, Inc. + .............................         91,860
   10,629 BMC Software, Inc. + .........................        304,308
   23,041 Broadcom Corp., Class A + ....................        429,254
    8,362 Broadridge Financial Solutions, Inc. .........        128,691
  121,625 CA, Inc. .....................................      2,427,635
  313,864 Cisco Systems, Inc. + ........................      7,080,772
    1,648 Citrix Systems, Inc. + .......................         41,628
   11,297 Computer Sciences Corp. + ....................        454,026
    7,091 Compuware Corp. + ............................         68,712
   64,399 Dell, Inc. + .................................      1,061,296
      482 Diebold, Inc. ................................         15,959
   51,425 eBay, Inc. + .................................      1,150,892
   10,000 Electronic Arts, Inc. + ......................        369,900
   79,480 EMC Corp. + ..................................        950,581
      239 F5 Networks, Inc. + ..........................          5,588
   12,233 Fiserv, Inc. + ...............................        578,866
    1,163 Global Payments, Inc. ........................         52,172
   22,896 Google, Inc., Class A + ......................      9,170,305
  234,671 Hewlett-Packard Co. ..........................     10,851,186
    2,203 Ingram Micro, Inc., Class A + ................         35,402
  114,909 Intel Corp. ..................................      2,152,247
   27,736 International Business Machines Corp. ........      3,244,003

    SHARES                                                    VALUE
    ------                                                    -----
INFORMATION TECHNOLOGY (CONTINUED)
    8,721 Jabil Circuit, Inc. .......................... $       83,198
    5,042 Kla-Tencor Corp. .............................        159,579
    5,553 Lam Research Corp. + .........................        174,864
    1,216 Lender Processing Services, Inc. .............         37,112
    6,943 Lexmark International, Inc., Class A + .......        226,134
   30,237 LSI Corp. + ..................................        162,070
  257,898 Microsoft Corp. ..............................      6,883,298
   10,449 Molex, Inc. ..................................        234,581
  287,375 Motorola, Inc. ...............................      2,051,858
   12,046 National Semiconductor Corp. .................        207,312
   25,895 NetApp, Inc. + ...............................        472,066
    7,707 Novellus Systems, Inc. + .....................        151,365
   28,030 Oracle Corp. + ...............................        569,289
    7,234 QLogic Corp. + ...............................        111,114
   69,834 QUALCOMM, Inc. ...............................      3,000,767
   19,420 Research In Motion, Ltd. + ...................      1,326,386
    6,970 Sun Microsystems, Inc. + .....................         52,972
    4,721 Sybase, Inc. + ...............................        144,557
   54,234 Symantec Corp. + .............................      1,061,902
    2,239 Synopsys, Inc. + .............................         44,668
   11,287 Tellabs, Inc. + ..............................         45,825
      320 Teradyne, Inc. + .............................          2,499
   54,470 Texas Instruments, Inc. ......................      1,171,105
    3,014 VeriSign, Inc. + .............................         78,605
   13,394 Western Digital Corp. + ......................        285,560
    9,438 Western Union Co. (The) ......................        232,835
    2,026 Xilinx, Inc. .................................         47,510
   22,899 Yahoo!, Inc. + ...............................        396,153
                                                         --------------
                                                             74,816,585
                                                         --------------
MATERIALS -- 2.9%
   16,000 Air Products & Chemicals, Inc. ...............      1,095,840
    3,665 Airgas, Inc. .................................        181,967
    4,234 Ashland, Inc. ................................        123,802
    3,374 CF Industries Holdings, Inc. .................        308,586
    1,371 Eastman Chemical Co. .........................         75,487
   15,633 Freeport-McMoRan
          Copper & Gold, Inc. ..........................        888,735
    1,215 Hercules, Inc. ...............................         24,045
    5,066 International Paper Co. ......................        132,628
    2,843 MeadWestvaco Corp. ...........................         66,270
   62,590 Monsanto Co. .................................      6,195,159
    9,145 Nucor Corp. ..................................        361,228
    3,872 Pactiv Corp. + ...............................         96,142
    3,767 Reliance Steel & Aluminum Co. ................        143,033
      710 Rohm & Haas Co. ..............................         49,700
      713 Sonoco Products Co. ..........................         21,162
    5,456 Terra Industries, Inc. .......................        160,406
    4,580 United States Steel Corp. ....................        355,454
                                                         --------------
                                                             10,279,644
                                                         --------------
TELECOMMUNICATION SERVICES -- 2.1%
   45,500 America Movil SAB de CV ADR,
          Series L .....................................      2,109,380
   84,224 AT&T, Inc. ...................................      2,351,534
   89,961 Sprint Nextel Corp. ..........................        548,762
    2,469 Telephone & Data Systems, Inc. ...............         88,267
   69,485 Verizon Communications, Inc. .................      2,229,774
                                                         --------------
                                                              7,327,717
                                                         --------------
UTILITIES -- 1.8%
   19,451 AES Corp. (The) + ............................        227,382
   14,806 Edison International .........................        590,759
   17,291 FPL Group, Inc. ..............................        869,737
      500 MDU Resources Group, Inc. ....................         14,500
    2,068 Nicor, Inc. ..................................         91,716
   18,838 PG&E Corp. ...................................        705,483

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                   SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

    SHARES                                                   VALUE
    ------                                                   -----
UTILITIES (CONTINUED)
   40,475 Sempra Energy ................................ $    2,042,774
    3,534 Sierra Pacific Resources .....................         33,856
      632 TECO Energy, Inc. ............................          9,941
   39,050 Wisconsin Energy Corp. .......................      1,753,345
                                                         --------------
                                                              6,339,493
                                                         --------------
Total Common Stock (Cost $410,769,026)                      353,671,424
                                                         --------------

     PAR             MATURITY DATE

U.S. TREASURY OBLIGATIONS-- 0.4%
          United States Treasury Bill
$ 400,000 1.427%, 10/16/08 (c) .........................        399,803
  900,000 1.507%, 10/30/08 (c) .........................        899,659
                                                         --------------

Total U.S. Treasury Obligations (Cost $1,298,675)             1,299,462
                                                         --------------

    SHARES
MONEY MARKET FUND -- 1.0%
  3,485,218 PN C Institutional Money Market Trust,
            1.490%(b)(d) (Cost $3,485,218) .............      3,485,218
                                                         --------------

Total Investments-- 100.3%
(Cost $415,552,919)++                                       358,456,104
Other Assets & Liabilities, Net-- (0.3)%                     (1,075,103)
                                                         --------------
                                                         $  357,381,001
                                                         ==============

FUTURES CONTRACTS - LONG POSITIONS
    NUMBER
      OF                                                    UNREALIZED
  CONTRACTS                                                DEPRECIATION
  ---------                                                ------------
            CME E-Mini S&P 500,
     24     Expires December 2008 ...................... $     (121,200)


ADR -- American Depositary Receipt


+    Non-income producing security.

(a)  All or a portion of this security is on loan.

(b) A partial position of this investment was purchased with proceeds from collateral received from securities on loan. At September 30, 2008, $1,387,622 of this investment represents the collateral received for securities on loan.

(c)  The rate reported is the effective yield at time of purchase.

(d)  The rate shown is the 7-day effective yield as of September 30, 2008.

++ At September 30, 2008, the tax basis cost of the Fund's investments was $415,552,919, and the unrealized appreciation and depreciation were $17,801,661 and $(74,898,476), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     See end of Form N-Q Filing for FAS 157 disclosure.

WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND                                                 SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


     SHARES                                               VALUE

INVESTMENTS IN UNDERLYING FUNDS-- 100.1%
 5,918,646 Wilshire Variable Insurance Trust
           Equity Fund*............................  $   104,878,409
 6,759,159 Wilshire Variable Insurance Trust
           Income Fund*............................       77,865,512
                                                     ---------------

Total Investments in Underlying Funds--100.1%
(Cost $200,544,159) +                                    182,743,921
Other Assets & Liabilities, Net-- (0.1)%                    (144,920)
                                                     ---------------
NET ASSETS-- 100.0%                                  $   182,599,001
                                                     ===============


*    Affiliated Fund

+ At September 30, 2008, the tax basis cost of the Fund's investments was $200,544,159, and the unrealized appreciation and depreciation were $3,944,929 and $(21,745,167), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     See end of Form N-Q Filing for FAS 157 disclosure.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                   SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

                                          MATURITY
                                            DATE           PAR         VALUE
                                            ----           ---         -----
ASSET BACKED SECURITIES-- 4.5%

Amortizing Residential Collateral Trust
3.487%(a)                                 01/1/32      $    37,014  $    24,074

Bayview Financial Acquisition Trust,
4.384%(a)                                02/28/44          109,354       99,145

Conseco Finance Securitization Corp.,
8.500%(a)                                 03/1/33          407,562       40,503

Countrywide Home Equity Loan Trust
2.657%(a)                                05/15/36          435,136      276,386

Delta Funding Home Equity Loan Trust
7.040%                                   06/25/27            6,412        6,386

Green Tree Financial Corp.
9.150%                                   01/15/18           20,913       14,356

Green Tree Home Improvement Loan Trust
7.600%                                   07/15/20            5,899        4,329

Green Tree Recreational
  Equipment & Consumer Trust
7.250%                                   03/15/29           35,093       15,558

Lehman XS Trust
3.467%(a)(d)                             02/25/46          324,107      197,113

Morgan Stanley Mortgage Loan Trust
3.357%(a)                                03/25/36          183,900       57,482

MSCC Heloc Trust
3.397%(a)                                07/25/17           22,048       15,091

Nelnet Student Loan Trust
4.280%(a)                                04/25/24          200,000      193,234

SACO I Trust
3.487%(a)                                09/25/35           72,799       53,534
3.377%(a)                                03/25/36          216,951       67,645
3.337%(a)                                06/25/36          279,360       61,354

Salomon Brothers Mortgage
  Securities VII, Inc.
3.507%(a)                                03/25/32           42,734       40,755

Securitized Asset Backed
  Receivables LLC Trust
3.437%(a)                                02/25/37        1,029,622      590,235

SG Mortgage Securities Trust
3.447%(a)                                12/25/36        1,010,891      712,729

WAMU Asset-Backed Certificates
3.297%(a)                                05/25/47          866,079      789,641
3.377%(a)                                05/25/47        1,300,000      968,968
3.497%(a)                                05/25/47        1,300,000      596,137

Total Asset Backed Securities (Cost $7,527,442)                     $ 4,824,655
                                                                    -----------

                                          MATURITY
                                            DATE           PAR         VALUE
                                            ----           ---         -----

COLLATERALIZED MORTGAGE
OBLIGATIONS-- 63.1%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 49.9%

Federal Home Loan
  Mortgage Corp.
5.000%                                   10/01/33      $   601,525      587,826
5.000%                                   08/01/33          918,741      897,817
5.000%                                    09/1/33          298,363      291,568
5.000%                                    09/1/33          616,644      602,600
5.000%                                    09/1/33          278,385      272,045
5.500%                                    01/1/38        2,599,049    2,587,309
5.500%                                    11/1/37        1,454,117    1,447,776
5.500%                                    10/1/35          287,655      286,535
5.500%                                    04/1/38        1,799,999    1,791,869
5.572%(a)                                 01/1/38        1,183,122    1,198,619
5.637%(a)                                 05/1/37        1,214,065    1,230,981

Federal Home Loan Mortgage
  Corp. TBA
5.000%                                   10/15/33          500,000      487,031

Federal National Mortgage
  Association
5.000%                                   12/01/35        2,819,455    2,753,481
5.000%                                   06/01/35          769,230      751,231
5.390%(a)                                08/01/37          516,558      523,075
5.500%                                   02/01/22           93,011       93,850
5.500%                                   11/01/21           92,433       93,315
5.500%                                   11/01/36          813,012      811,499
5.500%                                   04/01/36        1,263,451    1,246,752
5.500%                                   09/01/35        2,769,611    2,765,755
5.500%                                   08/01/37          907,127      905,864
6.053%(a)                                01/01/37          714,388      730,508
6.500%                                   11/01/37          134,416      137,974
7.000%                                   05/01/32           61,931       65,527

Federal National Mortgage
  Association TBA
5.00%                                    10/01/36       18,400,000   17,928,500
5.00%                                    10/01/22        4,300,000    4,269,092
5.50%                                    10/15/21        4,100,000    4,132,029
5.50%                                    10/01/34          500,000      498,594

Government National Mortgage
  Association
5.500%                                   05/15/36          170,480      170,913
6.000%                                   05/15/33          164,729      167,722
6.000%                                   03/15/37          312,948      318,046
6.000%                                   03/15/35          918,079      933,323

Government National Mortgage
  Association TBA
6.500%                                    10/01/38       2,300,000    2,348,875
                                                                    -----------
                                                                     53,327,901
                                                                    -----------

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                   SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

                                          MATURITY
                                            DATE          PAR          VALUE
                                            ----          ---          -----

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 13.2%
American Home Mortgage Assets
3.437%(a)                                05/25/46      $   278,073  $   123,913
Asset Securitization Corp.
7.065%(a)                                02/14/43          100,000      101,413

Banc of America Commercial
  Mortgage, Inc.
5.838%(a)                                06/10/49           60,000       50,991
Banc of America Funding Corp.
4.963%(a)                                09/20/35        1,777,602    1,384,169

Banc of America Mortgage
  Securities, Inc.
6.740%(a)                                02/25/3            22,468       21,879

Bear Stearns Adjustable Rate
  Mortgage Trust
6.444%(a)                                11/25/34          101,348       99,025
6.782%(a)                                02/25/34           84,053       77,605

Bear Stearns Commercial
  Mortgage Securities
5.405%(a)                                12/11/40          500,000      461,023

Citigroup Mortgage Loan Trust,
  Inc.
4.453%(a)                                09/25/34           92,968       73,606
6.681%(a)                                02/25/34           76,932       71,804

Countrywide Alternative Loan
  Trust
3.398%(a)                                03/20/46           87,024       53,582
3.517%(a)                                10/25/35          135,359       83,509
5.061%(a)                                09/25/34          142,333      108,109

First Horizon Mortgage Pass-
 Through Certificates
6.418%(a)                                02/25/35          450,000      398,943

GE Capital Commercial Mortgage
  Corp.
5.543%                                   12/10/49          210,000      177,342

Greenpoint Mortgage Funding
  Trust
3.417%(a)                                04/25/36          731,644      451,982

Harborview Mortgage Loan Trust
3.180%(a)                                01/25/47        1,122,633      682,383
3.250%(a)                                05/19/35          152,511       98,324

Homebanc Mortgage Trust
3.507%(a)                                05/25/37          194,849      150,093

Impac CMB Trust
3.477%(a)                                05/25/35          151,928       96,767

Indymac Index Mortgage Loan
  Trust
5.099%(a)                                09/25/35           89,962       60,718
6.079%(a)                                03/25/35          155,647      134,914
6.867%(a)                                11/25/37          138,974      115,043


                                          MATURITY
                                            DATE          PAR          VALUE
                                            ----          ---          -----

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (CONTINUED)

Indymac Index Mortgage Loan Trust
3.327%(a)                                07/25/36      $   428,422  $   228,891
3.467%(a)                                06/25/35          631,994      425,189

Indymac Index Mortgage Loan Trust
3.407%(a)                                06/25/47          392,855      237,920

JPMorgan Chase Commercial
  Mortgage Securities Corp.
5.458%(a)                                01/12/43          100,000       90,788

JPMorgan Chase Commercial
  Mortgage Securities Corp.
5.42%                                    01/15/49          110,000       91,402

JPMorgan Chase Commercial
  Mortgage Securities Corp.
5.43%                                    12/12/43          450,000      390,863

LB-UBS Commercial Mortgage
  Trust
4.95%                                    09/15/30          500,000      449,974
Luminent Mortgage Trust
3.397%(a)                                05/25/46          330,608      204,247

Master Adjustable Rate Mortgages
  Trust
3.272%(a)                                12/25/46          318,486      170,145
6.555%(a)                                12/25/34           23,406       21,149

Master Adjustable Rate Mortgages
  Trust
4.809%(a)                                02/25/35          401,222      321,819

Master Adjustable Rate Mortgages
  Trust
3.407%(a)                                05/25/47        1,019,741      619,903

Morgan Stanley Capital I
5.692%(a)                                04/15/49        1,200,000    1,019,336

Morgan Stanley Capital I
4.99%                                    08/13/42          240,000      216,078

Morgan Stanley Mortgage Loan
  Trust
5.378%(a)                                07/25/35          207,263      162,537
4.895%(a)                                08/25/34          153,193      123,430
3.527%(a)                                01/25/35          329,583      206,107

Prime Mortgage Trust
8.00%                                    07/25/34          225,947      220,793

RBSGC Mortgage Pass Through
  Certificates
3.657%(a)                                01/25/37          364,587      279,080

Residential Accredit Loans, Inc.
3.567%(a)                                01/25/37          404,229      227,800

Residential Accredit Loans, Inc.
3.297%(a)                                10/25/46          377,086      327,829

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                   SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

                                          MATURITY
                                            DATE          PAR          VALUE
                                            ----          ---          -----

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (CONTINUED)

Residential Asset Securitization
  Trust
4.750%                                   02/25/19      $   791,766  $   706,899

Structured Adjustable Rate
  Mortgage Loan Trust
5.570%(a)                                11/25/19          153,020      114,939
5.187%(a)                                01/25/19          165,095      137,883

Thornburg Mortgage Securities
  Trust
6.240%(a)                                09/25/37          421,894      360,629
6.214%(a)                                09/25/37          399,713      335,181

WAMU Mortgage Pass-Through
  Certificates
3.437%(a)                                04/25/45          147,715       96,586

WAMU Mortgage Pass-Through
  Certificates
4.833%(a)                                10/25/35          435,386      404,994

Washington Mutual MSC
  Mortgage Pass-Through
  Certificates
5.477%(a)                                01/25/35           76,185       66,880

Wells Fargo Mortgage Backed
  Securities Trust
5.240%(a)                                04/25/36          118,720      110,873

Wells Fargo Mortgage Backed
  Securities Trust
3.621%(a)                                09/25/34          470,000      465,348
Zuni Mortgage Loan Trust
3.337%(a)                                08/25/36          154,552      148,957
                                                                    -----------
                                                                     14,061,586
                                                                    -----------

Total Collateralized Mortgage Obligations (Cost $71,500,402)         67,389,487
                                                                    -----------

CORPORATE BONDS -- 23.3%

CONSUMER DISCRETIONARY -- 2.2%
Boyd Gaming Corp.
6.750%                                   04/15/14           10,000        7,175
7.130%                                   02/01/16           10,000        6,925
Caesars Entertainment, Inc.
8.130%                                   05/15/11           12,000        7,080
CCH I LLC/CCH I Capital
11.00%                                    10/1/15           50,000       33,000

Clear Channel Communications,
  Inc.
4.250%                                   05/15/09           50,000       47,000
4.900%                                   05/15/15           10,000        2,975
5.500%                                   09/15/14           80,000       24,800

Comcast Corp.
6.500%                                   01/15/17          200,000      187,971
6.500%                                   01/15/15          665,000      638,958

CSC Holdings, Inc.
7.625%                                   04/01/11           20,000       19,200


                                          MATURITY
                                            DATE          PAR          VALUE
                                            ----          ---          -----
CONSUMER DISCRETIONARY (CONTINUED)

Daimler Finance NA LLC
6.500%                                   11/15/13      $    30,000  $    29,276
7.300%                                   01/15/12          135,000      136,528

DI Finance/DynCorp International
9.500%                                   02/15/13           10,000        9,800

DirecTV Holdings LLC/DirecTV
  Financing Co.
8.375%                                   03/15/13           20,000       19,750

Eastman Kodak Co.
7.250%                                   11/15/13           35,000       32,725

Echostar DBS Corp.
7.000%                                   10/01/13           20,000       17,250
7.125%                                   02/01/16           20,000       16,050
7.750%                                    5/31/15           20,000       16,950

Ford Motor Co.
7.450%                                   07/16/31          200,000       86,000

Ford Motor Co. Cnv.
4.250%(g)                                12/15/36           20,000       13,175

General Motors Corp.
8.250%                                   07/15/23           70,000       27,475
8.375%                                    07/5/33           30,000       16,044

Hertz Corp.
8.875%                                   01/01/14           35,000       30,188
10.500%                                  01/01/16           15,000       12,525

Idearc, Inc.
8.000%(c)                                11/15/16           95,000       25,888

Inn of the Mountain Gods Resort
  & Casino
12.000%                                  11/15/10           10,000        6,800

J.C. Penney Corp., Inc.
7.400%                                   04/01/37           10,000        8,367

McDonald's Corp. MTN
5.350%                                   03/01/18           80,000       77,553

MGM Mirage
6.750%                                   09/01/12           10,000        7,825
7.625%                                   01/15/17           70,000       50,400
8.500%                                   09/15/10           50,000       46,000

Mohegan Tribal Gaming Authority
8.000%                                   04/01/12            5,000        4,250

Oxford Industries, Inc.
8.88%                                    06/01/11           10,000        9,038

RH Donnelley Corp.
8.875%(b)                                10/15/17           10,000        3,400

Service Corp. International
6.750%                                   04/01/16           30,000       25,650
7.500%                                   04/01/27           30,000       22,950

Station Casinos, Inc.
6.000%                                   04/01/12           20,000       11,200
7.750%                                   08/15/16           70,000       37,975

Suburban Propane Partners LP
6.875%                                   12/15/13           30,000       26,550

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                   SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

                                          MATURITY
                                            DATE          PAR          VALUE
                                            ----          ---          -----
CONSUMER DISCRETIONARY (CONTINUED)

Time Warner Cable, Inc.
7.300%                                   07/01/38      $   130,000  $   115,643

Time Warner, Inc.
6.875%                                   05/01/12          400,000      396,598

TL Acquisitions, Inc.
10.500%(b)                               01/15/15           40,000       31,600

Visteon Corp.
8.250%                                   08/01/10           12,000        9,960
12.250%(b)                               12/31/16           28,000       16,800
                                                                    -----------
                                                                      2,373,267
                                                                    -----------

CONSUMER STAPLES-- 0.2%

Dr. Pepper Snapple Group, Inc.
6.820%(b)                                 05/1/18          110,000      106,361

Reynolds American, Inc.
6.750%                                   06/15/17           90,000       84,097
                                                                    -----------
                                                                        190,458
                                                                    -----------
ENERGY-- 4.1%

Anadarko Petroleum Corp.
3.219%(a)                                09/15/09          150,000      148,234
5.950%                                   09/15/16           20,000       18,382
6.450%                                   09/15/36          350,000      274,417

Apache Corp.
6.000%                                   09/15/13          180,000      179,398

Chesapeake Energy Corp.
6.250%                                   01/15/18           25,000       21,375
6.375%                                   06/15/15           10,000        8,925
7.250%                                   12/15/18           55,000       50,600

Complete Production Services,
  Inc.
8.000%                                   12/15/16           75,000       71,250

ConocoPhillips
4.750%                                   10/15/12           80,000       78,675
5.900%                                   05/15/38          210,000      185,297

Dynegy Holdings, Inc.
7.750%                                    06/1/19          115,000       92,000

El Paso Corp.
7.000%                                   06/15/17          280,000      250,142
7.750%                                   01/15/32           40,000       33,478
7.800%                                   08/01/31          611,000      514,777

Energy Transfer Partners LP
6.700%                                   07/01/18          160,000      151,660

Hess Corp.
7.300%                                   08/15/31          297,000      271,824
7.875%                                   10/01/29           60,000       58,647

Kerr-McGee Corp.
6.950%                                   07/01/24           10,000        9,453
7.875%                                   09/15/31          155,000      145,574

Kinder Morgan Energy Partners
  LP
5.000%                                   12/15/13           25,000       23,155
5.850%                                   09/15/12           10,000        9,714


                                          MATURITY
                                            DATE          PAR          VALUE
                                            ----          ---          -----
ENERGY (CONTINUED)

Kinder Morgan Energy Partners LP
5.950%                                   02/15/18      $   180,000  $   160,333
6.000%                                   02/01/17          150,000      135,972
6.300%                                   02/01/09           20,000       19,974
6.750%                                   03/15/11           10,000       10,126
6.950%                                   01/15/38          200,000      171,404
7.125%                                   03/15/12            5,000        5,055

Peabody Energy Corp.
6.875%                                   03/15/13           28,000       27,020

Pemex Project Funding Master Trust
6.625%                                   06/15/35          207,000      189,569

Pride International, Inc.
7.375%                                   07/15/14           20,000       19,100

Southern Natural Gas Co.
5.900%(b)                                04/01/17           30,000       26,550
8.000%                                   03/01/32           75,000       69,792

Tennessee Gas Pipeline Co.
7.625%                                   04/01/37          150,000      133,130

Williams Cos., Inc.
7.500%                                   01/15/31          363,000      330,323
7.750%                                   06/15/31           80,000       74,766

XTO Energy, Inc.
5.500%                                   06/15/18           88,000       77,786
6.750%                                   08/01/37           30,000       26,620
7.500%                                   04/15/12          296,000      309,993
                                                                    -----------
                                                                      4,384,490
                                                                    -----------
FINANCIALS -- 8.6%

Allstate Life Global Funding Trust
  MTN
5.375%                                   04/30/13          100,000       96,534

American Express Co.
6.800%(a)                                 09/1/66          115,000       98,300

American Express Credit Corp.
  MTN
5.875%                                   05/02/13           70,000       64,515

American General Finance Corp.
  MTN
6.900%                                   12/15/17          320,000      148,381

American International Group, Inc.
5.850%                                   01/16/18           40,000       20,078
6.250%                                   03/15/37          200,000       32,044

BAC Capital Trust XIV
5.630%(a)                                03/15/12           10,000        5,175

Bank of America Corp.
8.125%(a)                                05/15/18          310,000      250,461

Bear Stearns Co., Inc.
7.250%                                   02/01/18          350,000      336,830

Citigroup, Inc.
4.125%                                   02/22/10          400,000      369,147
5.000%                                   09/15/14          315,000      241,514
6.500%                                   08/19/13           60,000       53,380
6.875%                                   03/05/38          320,000      261,749

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                   SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

                                          MATURITY
                                            DATE          PAR          VALUE
                                            ----          ---          -----
FINANCIALS (CONTINUED)
Countrywide Financial Corp.
6.250%                                   05/15/16      $    50,000  $   35,596

Countrywide Home Loans, Inc.
  MTN
5.625%                                   07/15/09          500,000      472,864

Ford Motor Credit Co. LLC
5.800%                                   01/12/09           80,000       75,958
7.375%                                   10/28/09          270,000      217,072
7.375%                                   02/01/11           60,000       39,869
8.000%                                   12/15/16          420,000      265,557
8.069%(a)                                06/15/11          103,000       74,998
12.000%                                  05/15/15          340,000      259,458

Forest City Enterprises, Inc.
6.500%                                   02/01/17            8,000        6,120

General Electric Capital Corp.
5.625%                                   05/01/18          260,000      220,159
6.375%(a)                                11/15/67          420,000      339,852

GMAC LLC
5.625%                                   05/15/09          800,000      571,617
5.850%                                   01/14/09          210,000      179,481
6.875%                                   09/15/11          560,000      249,865
7.250%                                    03/2/11          165,000       78,042
7.750%                                   01/19/10          590,000      353,271

Goldman Sachs Capital II
5.793%(a)                                12/29/49           20,000        8,786

Goldman Sachs Group, Inc.
6.600%                                   01/15/12          290,000      270,335
HSBC Finance Corp. MTN
4.625%                                   09/15/10          400,000      382,703
6.375%                                   11/27/12           40,000       38,495
6.500%                                   11/15/08          213,000      212,243

JPMorgan Chase & Co.
5.125%                                   09/15/14          595,000      530,274
5.150%                                   10/01/15          200,000      179,908
5.750%                                   01/02/13          195,000      186,685

Lehman Brothers Holdings
  Capital Trust V MTN
5.857%(a)(d)                             11/29/49          200,000           20

Lehman Brothers Holdings, Inc
  MTN(a)(d)
6.200%                                   09/26/14           80,000       10,000

Lehman Brothers Holdings, Inc.
  MTN
6.500%(d)                                07/19/17          160,000          800
6.750%(d)                                12/28/17          340,000          425

MetLife, Inc.
6.400%                                   12/15/36           40,000       24,937

Morgan Stanley MTN
3.235%(a)                                10/18/16           40,000       26,075
5.625%                                   01/09/12          300,000      209,166
5.750%                                   08/31/12           70,000       49,367
6.625%                                   04/01/18          100,000       66,179

Residential Capital LLC
8.500%(b)                                05/15/10           90,000       49,500
9.625%(b)                                05/15/15          264,000       63,360


                                          MATURITY
                                            DATE          PAR          VALUE
                                            ----          ---          -----
FINANCIALS (CONTINUED)

SLM Corp. MTN
5.000%                                   10/01/13      $   355,000  $   220,101
5.000%                                   04/15/15           10,000        6,000
5.050%                                   11/14/14           50,000       30,500
5.375%                                   05/15/14          345,000      213,900
5.625%                                   08/01/33           35,000       17,500

SunTrust Capital VIII
6.100%(a)                                12/15/36           50,000       30,815

SunTrust Preferred Capital I
5.853%(a)                                12/15/11           60,000       33,000

Travelers Cos., Inc. (The)
6.250%(a)                                03/15/37          270,000      207,666

Unilever Capital Corp.
7.125%                                   11/01/10           55,000       58,682

Ventas Realty LP/Ventas Capital
  Corp.
6.750%                                   06/01/10           10,000        9,950
8.750%                                   05/01/09           20,000       20,000
9.000%                                   05/01/12           10,000       10,425

Wachovia Capital Trust III
5.800%(a)                                03/15/11           80,000       33,600

Wachovia Corp.
5.625%                                   10/15/16          690,000      429,856

Wells Fargo & Co.
5.000%                                   11/15/14            5,000        4,573
5.300%                                   08/26/11           90,000       88,952

Wells Fargo Capital X
5.950%                                   12/15/36          100,000       82,434
                                                                    -----------
                                                                      9,225,099
                                                                    -----------

HEALTH CARE -- 1.1%

AmerisourceBergen Corp.
5.875%                                   09/15/15           20,000       18,064

Community Health Systems, Inc.
8.875%                                   07/15/15           70,000       66,500

DaVita, Inc.
6.625%                                   03/15/13           45,000       42,750

GlaxoSmithKline Capital, Inc.
5.650%                                   05/15/18          380,000      360,780

HCA, Inc.
6.250%                                   02/15/13           14,000       11,690
6.500%                                   02/15/16           79,000       62,608
7.690%                                   06/15/25           30,000       22,297
9.125%                                   11/15/14           10,000        9,725
9.250%                                   11/15/16           60,000       58,350

HCA, Inc. PIK
9.625%                                   11/15/16           20,000       19,000

Humana, Inc.
7.200%                                   06/15/18           60,000       56,830

Tenet Healthcare Corp.
6.375%                                   12/01/11          121,000      111,623
9.250%                                   02/01/15           71,000       67,095

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                   SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

                                          MATURITY
                                            DATE          PAR          VALUE
                                            ----          ---          -----
HEALTH CARE (CONTINUED)

UnitedHealth Group, Inc.
6.000%                                   02/15/18      $    40,000  $    36,184

WellPoint, Inc.
5.875%                                   06/15/17           20,000       18,513

Wyeth
5.950%                                   04/01/37          200,000      180,335
                                                                    -----------
                                                                      1,142,344
                                                                    -----------
INDUSTRIALS -- 1.4%

Caterpillar Financial Services
  Corp. MTN
6.200%                                   09/30/13          260,000      259,993

Delta Air Lines, Inc.
6.821%                                   08/10/22           93,493       77,599
7.570%                                   11/18/10          200,000      181,000

DRS Technologies, Inc.
6.625%                                   02/01/16           10,000       10,100

Graham Packaging Co., Inc.
8.500%                                   10/15/12           40,000       37,000
9.875%                                   10/15/14           15,000       13,050

Kansas City Southern Railway Co.
8.000%                                   06/01/15           20,000       19,700

Norfolk Southern Corp.
6.200%                                   04/15/09           90,000       90,496

Terex Corp.
7.375%(c)                                01/15/14           20,000       18,200

United Parcel Service, Inc.
4.500%                                   01/15/13          380,000      384,108

Waste Management, Inc.
6.875%                                   05/15/09          425,000      426,211
                                                                    -----------
                                                                      1,517,457
                                                                    -----------
INFORMATION TECHNOLOGY-- 0.1%

Electronic Data Systems Corp.
7.125%                                   10/15/09           10,000       10,161

Freescale Semiconductor, Inc.
8.875%                                   12/15/14           20,000       13,800

Sungard Data Systems, Inc.
9.125%                                   08/15/13           40,000       36,000

Xerox Corp.
6.750%                                   02/01/17           10,000        9,437
                                                                    -----------
                                                                         69,398
                                                                    -----------
MATERIALS-- 0.8%

Alcoa, Inc.
6.000%                                   07/15/13          210,000      206,054

Freeport-McMoRan Copper &
  Gold, Inc.
8.375%                                   04/01/17          345,000      339,825

Georgia Gulf Corp.
9.500%                                   10/15/14           10,000        6,150


                                          MATURITY
                                            DATE          PAR          VALUE
                                            ----          ---          -----
MATERIALS (CONTINUED)

PPG Industries, Inc.
5.750%                                   03/15/13      $    30,000  $    29,733
6.650%                                   03/15/18           30,000       29,627

Steel Dynamics, Inc.
6.750%                                   04/01/15           60,000       51,600
7.375%                                   11/01/12           15,000       13,725

Westlake Chemical Corp.
6.625%                                   01/15/16           12,000       10,200

Weyerhaeuser Co.
6.750%                                   03/15/12          125,000      123,542
                                                                    -----------
                                                                        810,456
                                                                    -----------

TELECOMMUNICATION SERVICES -- 1.1%

AT&T, Inc.
5.100%                                   09/15/14           80,000       74,823

BellSouth Capital Funding Corp.
7.875%                                   02/15/30          160,000      154,026

BellSouth Corp.
4.750%                                   11/15/12           10,000        9,495

Citizens Communications Co.
7.875%                                   01/15/27           55,000       41,250
9.250%                                   05/15/11           10,000       10,000

Level 3 Financing, Inc.
9.250%                                   11/01/14           25,000       18,875

New Cingular Wireless Services,
  Inc.
8.125%                                   05/01/12           85,000       90,659

News America, Inc.
6.650%                                   11/15/37           10,000        8,387

Nextel Communications, Inc.
5.950%                                   03/15/14           15,000       10,050
7.375%                                   08/01/15           20,000       13,200

Qwest Communications
  International, Inc.
6.304%(a)                                02/15/09           13,000       12,838
7.500%                                   02/15/14           28,000       24,220

Qwest Corp.
5.625%                                   11/15/08           30,000       29,700
6.875%                                   09/15/33           20,000       13,450

Sprint Capital Corp.
6.900%                                   05/01/19          230,000      178,250
8.375%                                   03/15/12           40,000       36,000
8.750%                                   03/15/32           25,000       19,500

Verizon Communications, Inc.
4.375%                                   06/01/13           35,000       32,278
5.500%                                   02/15/18          210,000      185,631
6.100%                                   04/15/18          165,000      152,362

Windstream Corp.
8.625%                                   08/01/16           85,000       78,838
                                                                    -----------
                                                                      1,193,832
                                                                    -----------

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                   SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

                                          MATURITY
                                            DATE          PAR          VALUE
                                            ----          ---          -----
UTILITIES-- 3.7%
AES Corp. (The)
7.750%                                   10/15/15      $    70,000  $    63,525
7.750%                                   03/01/14            3,000        2,790
8.000%                                   10/15/17          400,000      361,000
8.000%(b)                                06/01/20          310,000      271,250
8.875%                                   02/15/11           19,000       18,715
9.375%                                   09/15/10           63,000       63,000
Dominion Resources, Inc.
4.750%                                   12/15/10           30,000       29,853
5.700%                                   09/17/12          260,000      257,497
Duke Energy Carolinas LLC
5.625%                                   11/30/12          380,000      384,864
Edison Mission Energy
7.000%                                   05/15/17           60,000       54,000
7.200%                                   05/15/19           80,000       70,400
7.625%                                   05/15/27           40,000       32,400
Energy Future Holdings Corp.
5.550%                                   11/15/14           40,000       29,850
6.500%                                   11/15/24           70,000       44,581
6.550%                                   11/15/34          170,000      104,455

Energy Future Holdings Corp. PIK
11.250%(b)                               11/01/17        1,420,000    1,199,900
Exelon Corp.
5.625%                                   06/15/35          210,000      162,889
FirstEnergy Corp.
6.450%                                   11/15/11          150,000      150,716
7.375%                                   11/15/31          360,000      334,706
NRG Energy, Inc.
7.250%                                   02/01/14           55,000       51,013
7.375%                                   01/15/17           20,000       18,200
7.375%                                   02/01/16           35,000       31,500
Pacific Gas & Electric Co.
5.800%                                   03/01/37           10,000        8,530
6.050%                                   03/01/34          220,000      194,190
                                                                    -----------
                                                                      3,939,824
                                                                    -----------
Total Corporate Bonds
(Cost $30,592,882)                                                   24,846,625
                                                                    -----------

FOREIGN BONDS -- 10.8%

AUSTRALIA -- 0.2%

Rio Tinto Finance USA, Ltd.
6.500%(i)                                07/15/18          250,000      236,402
                                                                    -----------


                                          MATURITY
                                            DATE          PAR          VALUE
                                            ----          ---          -----
CANADA-- 0.5%

Anadarko Finance Co.
6.750%(i)                                05/01/11      $   200,000  $   204,679

Canadian Government
4.000%(j)                                12/01/31           37,994       47,506

Conoco Funding Co.
7.250%(i)                                10/15/31           35,000       37,157
6.350%(i)                                10/15/11           70,000       72,494

Hydro Quebec
6.300%(i)                                05/11/11           60,000       64,481

OPTI Canada, Inc.
8.250%(i)                                12/15/14           45,000       40,275
7.875%(i)                                12/15/14           70,000       61,950

Rogers Cable, Inc.
6.750%(i)                                03/15/15           10,000        9,808

Rogers Wireless, Inc.
6.375%(i)                                03/01/14           10,000        9,564

Sun Media Corp.
7.625%(i)                                02/15/13           10,000        9,200
                                                                    -----------
                                                                        557,114
                                                                    -----------
CAYMAN ISLANDS-- 0.8%

MUFG Capital Finance 1, Ltd.
6.346%(a)(i)                             07/25/49          100,000       75,681

Petrobras International Finance Co.
6.125%(i)                                10/06/16          100,000       94,250

Systems 2001 Asset Trust LLC
6.664%(b)(i)                             09/15/13          332,945      347,904

Vale Overseas, Ltd.
6.875%(i)                                11/21/36          385,000      342,691
                                                                    -----------
                                                                        860,526
                                                                    -----------
FRANCE -- 1.9%

Cie Generale de Geophysique-Veritas
7.750%(i)                                05/15/17           70,000       66,500
7.500%(i)                                05/15/15           25,000       23,875
France Government OAT
3.750%(j)                                04/25/17        1,430,000    1,940,551
                                                                    -----------
                                                                      2,030,926
                                                                    -----------
GERMANY -- 0.6%

Bundesrepublik Deutschland
3.750%(j)                                01/04/15          240,000      335,158
3.750%(j)                                01/04/17          250,000      345,932
                                                                    -----------
                                                                        681,090
                                                                    -----------

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                   SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

                                          MATURITY
                                            DATE          PAR          VALUE
                                            ----          ---          -----
JAPAN-- 0.2%
Aiful Corp.
6.000%(b)(i)                             12/12/11      $   200,000  $   155,646

LUXEMBOURG-- 1.3%
FMC Finance III SA
6.875%(i)                                07/15/17          145,000      139,563
Telecom Italia Capital SA
6.999%(i)                                06/04/18           30,000       26,930
5.250%(i)                                11/15/13           35,000       31,052
5.250%(i)                                10/01/15          210,000      174,804
4.950%(i)                                09/30/14           40,000       33,731
Tyco International Finance SA
7.000%(b)(i)                             12/15/19          378,000      364,480
6.875%(b)(i)                             01/15/21          150,000      143,138
Tyco International Group SA
6.750%(i)                                02/15/11           80,000       81,182
6.375%(i)                                10/15/11          100,000      100,814
6.125%(i)                                01/15/09           10,000       10,033
6.125%(i)                                11/01/08           60,000       60,085
6.000%(i)                                11/15/13          220,000      215,576
                                                                    -----------
                                                                      1,381,388
                                                                    -----------
MARSHALL ISLANDS-- 0.0%
Teekay Corp.
8.875%(i)                                07/15/11           19,000       19,190
                                                                    -----------
MEXICO -- 0.7%
America Movil SAB de CV
5.625%(i)                                11/15/17          120,000      112,421
Mexico Government MTN
6.750%(i)                                09/27/34          642,000      645,210
                                                                    -----------
                                                                        757,631
                                                                    -----------
NETHERLANDS -- 0.4%

Deutsche Telekom International Finance BV
5.750%(i)                                03/23/16          195,000      173,946
Koninklijke KPN NV
8.000%(i)                                10/01/10          230,000      241,012
                                                                    -----------
                                                                        414,958
                                                                    -----------
NORWAY -- 1.8%

Eksportfinans A/S MTN
5.500%(i)                                06/26/17        1,800,000    1,885,591

RUSSIA -- 0.9%

Russia Federation
7.500%(f)(i)                             03/31/30          989,925     1,013,436


                                          MATURITY
                                            DATE          PAR          VALUE
                                            ----          ---          -----
SWEDEN -- 1.3%
Svensk Exportkredit AB MTN
4.875%(i)                                9/29/11       $ 1,300,000  $ 1,350,453

UNITED KINGDOM-- 0.2%
British Telecommunications PLC
8.625%(i)                                12/15/10          140,000      146,322

Royal Bank of Scotland Group PLC MTN
7.640%(a)(i)                             09/29/17          100,000       74,502
                                                                    -----------
                                                                        220,824
                                                                    -----------
Total Foreign Bonds
(Cost $11,568,661)                                                   11,565,175
                                                                    -----------

                                                         SHARES
                                                         ------
MONEY MARKET FUND -- 0.3%
PNC Institutional Money Market
  Trust, 1.490%(k) (Cost $349,401)                         349,401      349,401
                                                                    -----------
PREFERRED STOCK -- 0.1%

Federal Home Loan Mortgage
  Corporation                                               14,850       24,205

Federal National Mortgage
  Association, Series O                                        500        1,234

Federal National Mortgage
  Association                                               10,775       23,490

General Motors Corp.
  Convertible, Series B, 5.250%(g)                           6,250       55,469

General Motors Corp.
  Convertible, Series C, 6.250%(g)                           2,000       16,000
                                                                    -----------

Total Preferred Stock (Cost $828,986)                                   120,398
                                                                    -----------

                                          MATURITY
                                            DATE          PAR
                                            ----          ---

U.S. GOVERNMENT & AGENCY OBLIGATIONS--  10.1%

Federal Home Loan Bank
2.166%(e)                                01/20/09      $ 5,300,000    5,253,752

Federal Home Loan Mortgage Corp.
5.625%                                   11/23/35          190,000      186,753

Federal National Mortgage Association
2.339%(e)                                01/20/09        5,300,000    5,262,088
5.250%                                   08/01/12          130,000      131,503
                                                                    -----------

Total U.S. Government & Agency Obligations
(Cost $10,837,539)                                                   10,834,096
                                                                    -----------

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                   SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

                                          MATURITY
                                            DATE           PAR         VALUE
                                            ----           ---         -----
U.S. TREASURY OBLIGATIONS-- 7.1%

U.S. Treasury Inflationary Protection
  Securities(h)
3.875%                                   04/15/29      $   508,011  $   607,509
3.625%                                   04/15/28          421,228      484,610
2.375%                                   01/15/27          561,242      542,782
2.000%                                   01/15/26        1,278,920    1,167,714
1.750%                                   01/15/28          839,240      732,171

U.S. Treasury Bond
7.361%(e)                                11/15/21          890,000      488,263
5.375%                                   02/15/31        1,720,000    1,954,484
4.750%                                   02/15/37          170,000      181,900

U.S. Treasury Note
4.000%                                   08/15/18        1,380,000    1,389,420

Total U.S. Treasury Obligations
(Cost $7,678,318)                                                     7,548,853
                                                                    -----------

REPURCHASE AGREEMENT -- 2.9%

Agreement with Deutsche Bank, 1.500%, dated 09/30/08, to
be repurchased on 10/01/08, repurchase price $3,100,129
(collateralized by Federal Home Loan Bank, par value
$3,045,000, 5.000%, 12/11/09; total market value $3,208,099)
(Cost $3,100,000)                        10/01/08        3,100,000    3,100,000

Total Investments-- 122.2%
(Cost $143,983,631)+                                                130,578,690
Other Assets & Liabilities, Net-- (22.2)%                           (23,761,541)
                                                                   ------------
NET ASSETS-- 100.0%                                                $106,817,149
                                                                   ============


At September 30, 2008, the Income Fund had the following open forward currency contracts:

                                                                                         UNREALIZED
                              LOCAL           EXPIRATION      CURRENT VALUE             APPRECIATION
FOREIGN CURRENCY            CURRENCY             DATE          U.S. DOLLAR             (DEPRECIATION)
----------------           -----------        ----------       ------------            --------------
SHORT CONTRACTS:
Canadian Dollar            $   214,469        11/5/2008        $    213,420              $    11,467
Euro Currency                1,855,538        11/5/2008           2,912,954                 293,350

LONG CONTRACTS:
Canadian Dollar                186,822        11/5/2008             184,698                  (8,778)
                                                                                        -----------
                                                                                        $   296,039
                                                                                        ===========


MTN -- Medium Term Note
PIK -- Payment-in-Kind
TBA -- To Be Announced

(a) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2008.

(b) Securities sold within termse of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(c) Securities considered illiquid. The total value of such securities as of September 30, 2008 was $44,088 and represented 0.04% of Net Assets.
(d)  Security in default on interest payments.
(e) Zero Coupon Bond. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(f) Step Bond - The rate reflected on the Schedule of Investments is the effective yield on September 30, 2008. The coupon on a step bond changes on a specified date.
(g)  When issued.
(h) Inflation protection securitiy. Principal amount periodically adjusted for inflation.
(i)  Foreign security denominated in U.S. dollars.
(j) Investment in non-U.S. dollars. Par amount reflects principal in local currency.
(k)  The rate shown is the 7-day effective yield as of September 30, 2008.

+ At September 30, 2008, the tax basis cost of the Fund's investments was $143,983,631, and the unrealized appreciation and depreciation were $719,371 and $(14,124,312), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     See end of Form N-Q Filing for FAS 157 disclosure.

WILSHIRE VARIABLE INSURANCE TRUST
SHORT TERM INVESTMENT FUND                                    SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

                                          MATURITY
                                            DATE          PAR          VALUE
                                            ----          ---          -----

COMMERCIAL PAPER -- 4.0%

Bank of America Corp.
2.634%(b)                                 11/10/08   $   210,000   $   209,389

JPMorgan Chase Bank
2.824%(b)                                 01/16/09       100,000        98,691

Lloyds TSB Bank PLC
2.958%(b)                                 10/10/08       135,000       134,900
                                                                   -----------
Total Commercial Paper (Cost $443,457)                                 442,980
                                                                   -----------

CORPORATE BONDS -- 5.7%

FINANCIALS -- 4.0%

Goldman Sachs
Group, Inc. MTN
3.129%(a)                                 07/23/09       150,000       142,191
Toyota Motor Credit Corp. MTN
2.060%(a)                                 08/05/09       100,000        99,958
Wells Fargo & Co.
2.919%(a)                                 09/15/09       195,000       193,865
                                                                   -----------
                                                                       436,014
                                                                   -----------
INDUSTRIALS -- 1.7%

Caterpillar, Inc.
7.250%                                    09/15/09       186,000       190,795
                                                                   -----------

Total Corporate Bonds
(Cost $637,277)                                                        626,809
                                                                   -----------
FOREIGN BOND -- 0.9%

CANADA -- 0.9%

Province of Quebec Canada
5.750% (Cost $101,070                     02/15/09       100,000       101,240
                                                                   -----------

                                                        SHARES
                                                        ------
MONEY MARKET FUND -- 30.4%

PNC Institutional Money
Market Trust, 1.490%(c)
(Cost $3,318,068)                                      3,318,068     3,318,068

                                          MATURITY
                                            DATE          PAR
                                            ----          ---
U.S. GOVERNMENT & AGENCY OBLIGATIONS--  49.6%

Federal Home Loan Bank
1.425%(b)                                 10/08/08   $   200,000   $   199,945
1.851%(b)                                 10/01/08       900,000       900,000
2.166%(b)                                 01/20/09       600,000       594,764
2.442%(b)                                 11/05/08       131,000       130,690
2.486%(b)                                 10/28/08       500,000       499,812
2.816%(b)                                 01/02/09       300,000       297,846
5.250%                                    09/11/09       370,000       376,729

Federal Home Loan Mortgage Corporation
2.381%(b)                                 10/20/08       109,000       108,972
2.330%(b)                                 01/23/09       600,000       594,624

Federal National Mortgage Association
2.307%(b)                                 10/08/08       350,000       349,966
2.331%(b)                                 10/16/08       140,000       139,971


                                          MATURITY
                                            DATE          PAR          VALUE
                                            ----          ---          -----
Federal National Mortgage Association
2.339%(b)                                 01/20/09   $   600,000   $   595,708
2.422%(b)                                 11/03/08       411,000       410,264
2.613%(b)                                 12/15/08       225,000       223,828
                                                                   -----------

Total U.S. Government & Agency Obligations
(Cost $5,425,038)                                                    5,423,119
                                                                   -----------

REPURCHASE AGREEMENT -- 9.2%
Agreement with Morgan Stanley, 1.150%, dated 09/30/08,
to be repurchased on 10/01/08, repurchase price $1,000,032
(collateralized by Federal Home Loan Bank, par value
$975,000, 4.875%, 05/14/10; total market value $1,037,956)
(Cost $1,000,000)                         10/01/08     1,000,000     1,000,000
                                                                   -----------
Total Investments--  99.8%
(Cost $10,924,910)+                                                 10,912,216
Other Assets & Liabilities, Net-- 0.2%                                  17,954
                                                                   -----------
NET ASSETS-- 100.0%                                                $10,930,170
                                                                   ===========



MTN -- Medium Term Note

(a) Variable rate security. The rate reported on the Scheduled of Investments is the rate in effect as of September 30, 2008.

(b)  The rate reported is the effective yield at time of purchase.

(c)  The rate shown is the 7-day effective yield as of September 30, 2008.

+ At September 30, 2008, the tax basis cost of the Fund's investments was $10,924,910, and the unrealized appreciation and depreciation were $1,453 and $(14,147), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     See end of Form N-Q Filing for FAS 157 disclosure.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

  SHARES                                                VALUE
  ------                                                -----

COMMON STOCK -- 96.8%
CONSUMER DISCRETIONARY -- 14.4%
      936 1-800-FLOWERS.COM, Inc., Class A + .....   $        5,635
      934 99 Cents Only Stores + .................           10,246
   14,362 Aeropostale, Inc. + ....................          461,165
      475 AFC Enterprises + ......................            3,449
      683 Ambassadors Group, Inc. ................           10,867
    1,215 American Apparel, Inc. + (a) ...........            9,963
    3,528 American Public Education, Inc. + ......          170,332
      745 Amerigon, Inc. + .......................            4,902
      974 Arbitron, Inc. .........................           43,528
       40 Aristotle Corp. (The) + ................              317
    1,953 Bally Technologies, Inc. + .............           59,137
      308 Bebe Stores, Inc. ......................            3,009
      489 BJ's Restaurants, Inc. + ...............            5,839
      480 Blue Nile, Inc. + ......................           20,578
    1,085 Borders Group, Inc. ....................            7,118
    2,797 Buckle, Inc. (The) .....................          155,345
      634 Buffalo Wild Wings, Inc. + .............           25,512
      235 Cache, Inc. + ..........................            1,614
      557 California Pizza Kitchen, Inc. + .......            7,169
      511 Capella Education Co. + ................           21,901
      188 Cato Corp. (The), Class A ..............            3,299
      180 Cavco Industries, Inc. + ...............            6,507
      539 CBRL Group, Inc. .......................           14,176
      629 CEC Entertainment, Inc. + ..............           20,883
    1,354 Champion Enterprises, Inc. + ...........            7,515
      113 Charlotte Russe Holding, Inc. + ........            1,158
    6,125 Charter Communications, Inc., Class A +             4,471
    2,392 Cheesecake Factory (The) + .............           34,971
      148 Cherokee, Inc. .........................            3,253
    1,935 Chico's FAS, Inc. + ....................           10,584
      862 Christopher & Banks Corp. ..............            6,612
      388 Cinemark Holdings, Inc. ................            5,277
      514 Citi Trends, Inc. + ....................            8,373
    1,884 CKE Restaurants, Inc. ..................           19,970
    1,086 CKX, Inc. + ............................            6,690
      995 Coinstar, Inc. + .......................           31,840
    1,995 Coldwater Creek, Inc. + ................           11,551
    3,040 Corinthian Colleges, Inc. + ............           45,600
    2,720 CROCS, Inc. + ..........................            9,738
      165 Crown Media Holdings, Inc., Class A + ..              830
    3,454 Deckers Outdoor Corp. + ................          359,491
    3,340 Denny's Corp. + ........................            8,617
   13,829 Dick's Sporting Goods, Inc. + ..........          270,772
      625 DineEquity, Inc. .......................           10,538
      914 Dolan Media Co. + ......................            9,222
      500 Dover Downs Gaming &
           Entertainment, Inc. ...................            3,890
      495 Dover Motorsports, Inc. ................            2,698
   16,046 DreamWorks Animation SKG, Inc.,
           Class A + .............................          504,646
       60 Drew Industries, Inc. + ................            1,027
    2,905 Drugstore.com, Inc. + ..................            6,827
      273 DSW, Inc., Class A + (a) ...............            3,740
       80 Einstein Noah Restaurant Group, Inc. +                806
      986 Entravision Communications Corp.,
           Class A + .............................            2,652
    2,705 Exide Technologies + ...................           19,964
      493 FGX International Holdings, Ltd. + .....            5,458
      480 Finish Line (The), Class A .............            4,795
    2,641 Fleetwood Enterprises, Inc. + ..........            2,694
    1,620 Fossil, Inc. + .........................           45,733
      407 Fuel Systems Solutions, Inc. + .........           14,021


  SHARES                                                VALUE
  ------                                                -----

CONSUMER DISCRETIONARY (CONTINUED)
      350 Fuqi International, Inc. + .............   $        2,853
      645 Gaiam, Inc., Class A + .................            6,837
      306 G-III Apparel Group, Ltd. + ............            5,725
      607 Global Sources, Ltd. + .................            6,112
      425 Global Traffic Network, Inc. + .........            3,940
      100 Great Wolf Resorts, Inc. + .............              366
      731 Gymboree Corp. + .......................           25,951
      165 Harte-Hanks, Inc. ......................            1,711
      170 Haverty Furniture Cos., Inc. ...........            1,945
      425 Hayes Lemmerz International, Inc. + ....            1,160
      447 hhgregg, Inc. + ........................            4,358
    1,022 Hibbett Sports, Inc. + .................           20,460
       20 Hooker Furniture Corp. .................              355
    1,472 Iconix Brand Group, Inc. + .............           19,254
      624 Interactive Data Corp. .................           15,737
      642 iRobot Corp. + .........................            9,514
    1,513 J. Crew Group, Inc. + ..................           43,226
    1,311 Jack in the Box, Inc. + ................           27,662
      138 JOS A Bank Clothiers, Inc. + ...........            4,637
      224 K12, Inc. + ............................            5,936
    1,974 Krispy Kreme Doughnuts, Inc. + .........            6,514
   11,931 Leapfrog Enterprises, Inc., Class A + ..          125,991
      320 Learning Tree International, Inc. + ....            3,984
      444 Libbey, Inc. ...........................            3,778
    1,242 Life Time Fitness, Inc. + (a) ..........           38,837
       72 Lincoln Educational Services Corp. + ...              953
      645 Lululemon Athletica, Inc. + ............           14,854
      335 Lumber Liquidators, Inc. + .............            4,208
      401 Maidenform Brands, Inc. + ..............            5,819
      119 Marine Products Corp. ..................              988
      907 Martha Stewart Living
           Omnimedia, Class A + ..................            7,719
    1,747 Marvel Entertainment, Inc. + ...........           59,643
    1,054 Matthews International Corp., Class A ..           53,480
      209 Men's Wearhouse, Inc. (The) ............            4,439
      498 Midas, Inc. + ..........................            6,852
      171 Monarch Casino & Resort, Inc. + ........            1,948
       47 Monro Muffler, Inc. ....................            1,084
      871 Morgans Hotel Group Co. + ..............            9,503
    1,512 National CineMedia, Inc. ...............           16,708
       15 National Presto Industries, Inc. .......            1,118
    1,441 NetFlix, Inc. + (a) ....................           44,497
      130 New York & Co., Inc. + .................            1,240
    1,086 NutriSystem, Inc. ......................           19,244
       82 Orbitz Worldwide, Inc. + ...............              481
      556 Overstock.com, Inc. + ..................           11,014
    4,120 Panera Bread Co., Class A + ............          209,708
    4,164 Papa John's International, Inc. + ......          113,094
      325 PC Mall, Inc. + ........................            2,220
      503 Peet's Coffee & Tea, Inc. + ............           14,044
      235 Perry Ellis International, Inc. + ......            3,504
      852 PetMed Express, Inc. + .................           13,376
      807 PF Chang's China Bistro, Inc. + ........           18,997
      525 Pier 1 Imports, Inc. + .................            2,168
      440 Playboy Enterprises, Inc., Class B + ...            1,734
    6,192 Polaris Industries, Inc.(a) ............          281,675
    1,383 Pool Corp. .............................           32,265
      286 Pre-Paid Legal Services, Inc. + ........           11,800
      430 Princeton Review, Inc. + ...............            3,440
    2,945 Quantum Fuel Systems Technologies
           Worldwide, Inc. + .....................            3,799
      950 Raser Technologies, Inc. + .............            8,075
      720 RCN Corp. + ............................            8,827
      543 Red Robin Gourmet Burgers, Inc. + ......           14,552
       51 Retail Ventures, Inc. + ................              199

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

  SHARES                                                VALUE
  ------                                                -----
CONSUMER DISCRETIONARY (CONTINUED)
       78 RHI Entertainment, Inc. + ..............   $        1,162
      235 Rick's Cabaret International, Inc. + ...            2,308
      285 Riviera Holdings Corp. + ...............            2,095
      352 Ruth's Hospitality Group, Inc. + .......            1,383
    3,137 Sally Beauty Holdings, Inc. + ..........           26,978
   23,852 Scientific Games Corp., Class A + ......          549,072
    1,851 Shuffle Master, Inc. + .................            9,422
      703 Shutterfly, Inc. + .....................            6,756
      612 Sinclair Broadcast Group, Inc., Class A             3,084
       81 Skechers U.S.A., Inc., Class A + .......            1,363
    1,300 Smith & Wesson Holding Corp. + .........            4,862
    1,799 Sonic Corp. + ..........................           26,211
    2,405 Sotheby's ..............................           48,244
       86 Spartan Motors, Inc. ...................              273
      522 Stamps.com, Inc. + .....................            6,092
      339 Steiner Leisure, Ltd. + ................           11,655
    2,269 Strayer Education, Inc. ................          454,391
      162 Systemax, Inc. .........................            2,278
    1,657 Tempur-Pedic International, Inc. .......           19,486
    1,880 Texas Roadhouse, Inc., Class A + .......           16,901
    1,868 thinkorswim Group, Inc. + ..............           15,560
      627 Town Sports International
           Holdings, Inc. + ......................            3,825
      891 Tractor Supply Co. + ...................           37,467
      612 True Religion Apparel, Inc. + ..........           15,820
    2,213 Tupperware Brands Corp. ................           61,145
      703 Tween Brands, Inc. + ...................            6,882
      729 Ulta Salon Cosmetics & Fragrance, Inc. +            9,681
    1,176 Under Armour, Inc., Class A + (a) ......           37,350
      472 Universal Electronics, Inc. + ..........           11,791
      287 Universal Technical Institute, Inc. + ..            4,896
    1,055 Vail Resorts, Inc. + (a) ...............           36,872
      845 Valassis Communications, Inc. + ........            7,318
       48 Value Line, Inc. .......................            1,608
    1,167 Visteon Corp. + ........................            2,707
      654 Volcom, Inc. + .........................           11,301
    1,625 Warnaco Group, Inc. (The) + ............           73,596
   12,240 Wendy's/Arby's Group, Inc., Class A ....           64,382
    3,258 Wet Seal, Inc. (The), Class A + ........           11,827
      150 Weyco Group, Inc. ......................            5,021
    1,042 Winnebago Industries ...................           13,462
   13,636 WMS Industries, Inc. + .................          416,853
    1,777 Wolverine World Wide, Inc. .............           47,019
      525 Wonder Auto Technology, Inc. + .........            3,365
      760 World Wrestling Entertainment, Inc.,
           Class A ...............................           11,750
      702 Zumiez, Inc. + .........................           11,569
                                                     --------------
                                                          6,071,710
                                                     --------------
CONSUMER STAPLES -- 1.6%
      710 AgFeed Industries, Inc. + ..............            5,609
      100 Alico, Inc. ............................            4,743
    2,243 Alliance One International, Inc. + .....            8,523
      177 American Dairy, Inc. + .................            1,793
    2,195 American Oriental Bioengineering, Inc. +           14,246
       38 Arden Group, Inc., Class A .............            5,534
      300 Boston Beer Co., Inc., Class A + .......           14,247
      370 Calavo Growers, Inc. ...................            4,610
      418 Cal-Maine Foods, Inc.(a) ...............           11,470
      577 Chattem, Inc. + ........................           45,109
      265 China Sky One Medical, Inc. + ..........            3,220
      149 Coca-Cola Bottling Co. Consolidated ....            6,505
    2,906 Darling International, Inc. + ..........           32,286
      575 Diamond Foods, Inc. ....................           16,117

  SHARES                                                VALUE
  ------                                                -----

CONSUMER STAPLES (CONTINUED)
    1,665 Flowers Foods, Inc. ....................   $       48,884
      453 Great Atlantic & Pacific Tea Co. + (a) .            4,901
    5,914 Green Mountain Coffee
           Roasters, Inc. + (a) ..................          232,658
      160 Hain Celestial Group, Inc. + ...........            4,405
      190 HQ Sustainable Maritime
           Industries, Inc. + ....................              961
       26 Inter Parfums, Inc. ....................              353
      720 Lancaster Colony Corp. .................           27,115
      206 Lance, Inc. ............................            4,674
      170 Lifeway Foods, Inc. + ..................            1,989
      500 Longs Drug Stores Corp. ................           37,820
       86 Mannatech, Inc. ........................              344
       24 National Beverage Corp. + ..............              213
    1,174 Nu Skin Enterprises, Inc., Class A .....           19,042
      137 Pantry, Inc. (The) + ...................            2,903
      160 Pilgrim's Pride Corp. ..................              398
      521 Pricesmart, Inc. .......................            8,722
      209 Ralcorp Holdings, Inc. + ...............           14,089
       85 Ruddick Corp. ..........................            2,758
      117 Sanderson Farms, Inc. ..................            4,299
    1,680 Smart Balance, Inc. + ..................           11,021
       94 Spartan Stores, Inc. ...................            2,339
      480 Star Scientific, Inc. + (a) ............            1,709
      372 Synutra International, Inc. + ..........            7,488
      288 Tootsie Roll Industries, Inc. ..........            8,326
      472 United Natural Foods, Inc. + ...........           11,795
      252 USANA Health Sciences, Inc. + ..........           10,329
    1,185 Vector Group, Ltd. .....................           20,935
      275 WD-40 Co. ..............................            9,881
    1,123 Winn-Dixie Stores, Inc. + ..............           15,610
      660 Zhongpin, Inc. + .......................            7,016
                                                     --------------
                                                            696,989
                                                     --------------
ENERGY -- 6.5%
    1,435 Abraxas Petroleum Corp. + ..............            3,745
      245 American Oil & Gas, Inc. + .............              639
      139 APCO Argentina, Inc. ...................            3,935
      323 Approach Resources, Inc. + .............            4,671
    6,450 Arena Resources, Inc. + ................          250,582
      456 Arlington Tankers, Ltd. ................            7,013
    1,232 Atlas America, Inc. ....................           42,024
      987 ATP Oil & Gas Corp. + ..................           17,578
      277 Aventine Renewable Energy
           Holdings, Inc. + ......................              875
    1,469 Basic Energy Services, Inc. + ..........           31,290
      966 Berry Petroleum Co., Class A ...........           37,413
      610 Bill Barrett Corp. + ...................           19,587
      110 BMB Munai, Inc. + ......................              457
      310 Bolt Technology Corp. + ................            4,486
    2,137 BPZ Resources, Inc. + ..................           36,756
      112 Cal Dive International, Inc. + .........            1,187
    1,625 Cano Petroleum, Inc. + .................            3,754
      732 CARBO Ceramics, Inc. ...................           37,779
      976 Carrizo Oil & Gas, Inc. + ..............           35,400
    1,280 Cheniere Energy, Inc. + ................            2,880
      195 Clayton Williams Energy, Inc. + ........           13,753
      781 Clean Energy Fuels Corp. + .............           11,051
    4,133 Comstock Resources, Inc. + .............          206,857
    1,975 Concho Resources, Inc. + ...............           54,530
      469 Contango Oil & Gas Co. + ...............           25,317
    1,436 Crosstex Energy, Inc. ..................           35,857
      826 CVR Energy, Inc. + .....................            7,038
      183 Dawson Geophysical Co. + ...............            8,544

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

  SHARES                                                VALUE
  ------                                                -----

ENERGY (CONTINUED)
    2,214 Delta Petroleum Corp. + ................   $      30,066
      658 DHT Maritime, Inc. .....................           4,422
      290 Double Eagle Petroleum Co. + ...........           4,141
    6,156 Dril-Quip, Inc. + ......................         267,110
    3,965 Endeavour International Corp. + ........           5,234
    1,145 Energy Partners, Ltd. + ................           9,927
      265 Energy XXI Bermuda, Ltd. ...............             806
      970 ENGlobal Corp. + .......................          12,872
    2,916 Evergreen Energy, Inc. + ...............           2,741
   13,282 EXCO Resources, Inc. + .................         216,762
    1,447 FX Energy, Inc. + ......................          10,766
    3,295 Gasco Energy, Inc. + ...................           5,997
    1,362 GeoGlobal Resources, Inc. + ............           3,432
       91 Geokinetics, Inc. + ....................           1,729
       85 GeoMet, Inc. + .........................             462
      215 Georesources, Inc. + ...................           2,464
      228 GMX Resources, Inc. + ..................          10,898
    1,064 Golar LNG, Ltd. ........................          14,130
      805 Goodrich Petroleum Corp. + .............          35,090
    3,705 Gran Tierra Energy, Inc. + .............          13,746
      155 GreenHunter Energy, Inc. + (a) .........           2,209
    1,498 Grey Wolf, Inc. + ......................          11,654
      438 Gulf Island Fabrication, Inc. ..........          15,098
      609 Gulfmark Offshore, Inc. + ..............          27,332
      301 Gulfport Energy Corp. + ................           3,025
      535 Houston American Energy Corp. ..........           3,381
    4,945 IHS, Inc., Class A + ...................         235,580
    4,571 International Coal Group, Inc. + .......          28,523
    3,020 ION Geophysical Corp. + ................          42,854
      910 James River Coal Co. + .................          20,011
      607 Knightsbridge Tankers, Ltd. ............          16,067
      178 Lufkin Industries, Inc. ................          14,124
      933 Matrix Service Co. + ...................          17,820
    2,140 McMoRan Exploration Co. + (a) ..........          50,590
      350 Mitcham Industries, Inc. + .............           3,532
      713 NATCO Group, Inc., Class A + ...........          28,648
      895 National Coal Corp. + ..................           4,681
      435 Natural Gas Services Group, Inc. + .....           7,599
      335 Nordic American Tanker Shipping ........          10,740
      755 Northern Oil and Gas, Inc. + ...........           6,138
      690 Oilsands Quest, Inc. + .................           2,063
      146 OYO Geospace Corp. + ...................           5,735
    1,160 Pacific Ethanol, Inc. + ................           1,612
      265 Panhandle Oil and Gas, Inc., Class A ...           7,587
    1,488 Parallel Petroleum Corp. + .............          14,017
      719 Parker Drilling Co. + ..................           5,766
    4,194 Penn Virginia Corp. ....................         224,127
      528 Petroleum Development Corp. + ..........          23,427
      766 Petroquest Energy, Inc. + ..............          11,758
      332 PHI, Inc. + ............................          12,261
      220 Pioneer Drilling Co. + .................           2,926
       35 PrimeEnergy Corp. + ....................           2,590
      915 Quest Resource Corp. + .................           2,434
      820 RAM Energy Resources, Inc. + ...........           2,370
    5,860 Rentech, Inc. + ........................           7,794
      600 Rex Energy Corp. + .....................           9,456
    1,041 RPC, Inc. ..............................          14,636
    1,506 Ship Finance International, Ltd.(a) ....          32,469
        3 Smith International, Inc. ..............             176
      115 Stone Energy Corp. + ...................           4,868
    1,838 Sulphco, Inc. + ........................           3,694
      395 Superior Well Services, Inc. + .........           9,997
    3,543 T-3 Energy Services, Inc. + ............         131,516
      487 Teekay Tankers, Ltd., Class A ..........           8,245
      755 Tri-Valley Corp. + .....................           4,787


  SHARES                                                VALUE
  ------                                                -----

ENERGY (CONTINUED)
      175 Union Drilling, Inc. + .................   $       1,853
    1,432 Uranium Resources, Inc. + ..............           2,420
    1,220 USEC, Inc. + ...........................           6,600
      665 Vaalco Energy, Inc. + ..................           4,549
      726 Venoco, Inc. + .........................           9,438
    2,095 Warren Resources, Inc. + ...............          20,908
      315 Westmoreland Coal Co. + ................           4,977
    1,387 Willbros Group, Inc. + .................          36,756
                                                     -------------
                                                         2,741,211
                                                     -------------
FINANCIALS -- 4.3%
      564 Acadia Realty Trust ....................          14,258
      437 Advance America Cash Advance
           Centers, Inc. .........................           1,307
    5,306 Affiliated Managers Group, Inc. + ......         439,603
       46 Alexander's, Inc. + ....................          18,400
       32 Amtrust Financial Services, Inc. .......             435
      385 Argo Group International
           Holdings, Ltd. + ......................          14,187
      425 Asset Acceptance Capital Corp. + .......           4,480
      321 Associated Estates Realty Corp. ........           4,183
      600 BGC Partners, Inc., Class A ............           2,574
      150 Broadpoint Securities Group, Inc. + ....             435
      545 Cardinal Financial Corp. ...............           4,404
      429 Cardtronics, Inc. + ....................           3,372
      462 Cash America International, Inc. .......          16,650
      374 Cohen & Steers, Inc. ...................          10,595
      131 Consolidated-Tomoka Land Co. ...........           5,658
      906 Cousins Properties, Inc. ...............          22,858
      137 Credit Acceptance Corp. + (a) ..........           2,403
      280 Danvers Bancorp, Inc. ..................           3,570
      262 Darwin Professional Underwriters, Inc. +           8,151
       75 Diamond Hill Investment Group, Inc. + ..           6,744
      869 Dollar Financial Corp. + ...............          13,374
      255 DuPont Fabros Technology, Inc. .........           3,889
      282 EastGroup Properties, Inc. .............          13,688
      893 eHealth, Inc. + ........................          14,288
      100 Employers Holdings, Inc. ...............           1,738
      117 Enstar Group, Ltd. + ...................          11,391
      200 Enterprise Financial Services Corp. ....           4,512
      305 Epoch Holding Corp. ....................           3,218
      469 Equity Lifestyle Properties, Inc. ......          24,871
    1,379 Ezcorp, Inc., Class A + ................          25,925
      814 FCStone Group, Inc. + ..................          14,644
       72 Fifth Street Finance Corp. .............             724
      669 First Cash Financial Services, Inc. + ..          10,035
      133 First Financial Bankshares, Inc.(a) ....           6,900
    1,220 First Marblehead Corp. (The) ...........           3,038
       96 First Mercury Financial Corp. + ........           1,368
       95 Forestar Real Estate Group, Inc. + .....           1,401
       85 GAMCO Investors, Inc., Class A .........           5,041
    2,377 GFI Group, Inc. ........................          11,196
      619 Greenhill & Co., Inc.(a) ...............          45,651
      976 Grubb & Ellis Co. ......................           2,635
       65 Hancock Holding Co. ....................           3,315
      110 Highwoods Properties, Inc. .............           3,912
      483 Home Properties, Inc. ..................          27,990
      664 Inland Real Estate Corp. ...............          10,418
    1,447 Interactive Brokers Group, Inc., Class A          32,080
      155 International Assets Holding Corp. + ...           3,737
       45 KBW, Inc. + (a) ........................           1,482
      413 Knight Capital Group, Inc., Class A + ..           6,137
    3,570 Ladenburg Thalmann Financial
           Services, Inc. + (a) ..................           6,426

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

  SHARES                                                VALUE
  ------                                                -----

FINANCIALS (CONTINUED)
      190 Life Partners Holdings, Inc. ...........   $       6,834
      526 Mid-America Apartment
           Communities, Inc. .....................          25,848
    7,658 MSCI, Inc., Class A + ..................         183,791
      263 NewStar Financial, Inc. + ..............           2,128
      322 Omega Healthcare Investors, Inc. .......           6,331
    1,512 optionsXpress Holdings, Inc. ...........          29,363
      401 Oritani Financial Corp. + ..............           6,757
      183 Pinnacle Financial Partners, Inc. + ....           5,636
      359 Portfolio Recovery Associates, Inc. + ..          17,458
      509 Potlatch Corp. .........................          23,613
      411 Primus Guaranty, Ltd. + ................           1,077
      767 PrivateBancorp, Inc.(a) ................          31,953
      155 PS Business Parks, Inc. ................           8,928
      221 Pzena Investment
           Management, Inc. Class A ..............           2,095
      771 Riskmetrics Group, Inc. + ..............          15,088
       60 S.Y. Bancorp, Inc. .....................           1,837
      220 Saul Centers, Inc. .....................          11,119
    8,731 Signature Bank + .......................         304,537
       65 Smithtown Bancorp, Inc. ................           1,463
       47 Stifel Financial Corp. + ...............           2,345
      139 Suffolk Bancorp ........................           5,478
      377 Sun Communities, Inc. ..................           7,468
      227 SVB Financial Group + ..................          13,148
    1,126 Tanger Factory Outlet Centers (a) ......          49,307
      401 Tejon Ranch Co. + ......................          14,897
      167 Thomas Properties Group, Inc. ..........           1,687
      727 Tower Group, Inc. ......................          17,128
    1,153 TradeStation Group, Inc. + .............          10,781
      951 Trustco Bank Corp. .....................          11,136
      389 U.S. Global Investors, Inc., Class A ...           3,909
       53 Universal Health Realty Income Trust ...           2,062
      365 ViewPoint Financial Group ..............           6,388
      880 Washington Real Estate
           Investment Trust ......................          32,233
      476 Westamerica Bancorporation .............          27,384
      165 Westwood Holdings Group, Inc. ..........           7,821
      583 World Acceptance Corp. + ...............          20,988
                                                     -------------
                                                         1,819,307
                                                     -------------
HEALTH CARE -- 23.7%
      778 Abaxis, Inc. + .........................          15,327
    9,672 Abiomed, Inc. + ........................         171,678
    1,087 Acadia Pharmaceuticals, Inc. + .........           2,913
      960 Accelrys, Inc. + .......................           5,270
    1,296 Accuray, Inc. + ........................          10,459
    1,327 Acorda Therapeutics, Inc. + ............          31,649
      290 Acura Pharmaceuticals, Inc. + ..........           2,039
    1,580 Adolor Corp. + .........................           5,451
      375 Affymax, Inc. + ........................           7,444
    1,325 Affymetrix, Inc. + .....................          10,256
      386 Air Methods Corp. + ....................          10,928
    2,000 Akorn, Inc. + ..........................          10,260
      316 Albany Molecular Research, Inc. + ......           5,716
   10,809 Alexion Pharmaceuticals, Inc. + ........         424,793
      853 Alexza Pharmaceuticals, Inc. + .........           4,214
    2,226 Align Technology, Inc. + ...............          24,108
    3,412 Alkermes, Inc. + .......................          45,380
      842 Alliance Imaging, Inc. + ...............           8,647
    1,904 Allos Therapeutics, Inc. + .............          14,109
    2,050 Allscripts-Misys Healthcare
           Solutions, Inc. + .....................          25,502
      230 Almost Family, Inc. + ..................           9,097
    1,270 Alnylam Pharmaceuticals, Inc. + ........          36,767


  SHARES                                                VALUE
  ------                                                -----

HEALTH CARE (CONTINUED)
      817 Alpharma, Inc., Class A + ..............   $      30,139
      845 Alphatec Holdings, Inc. + ..............           3,887
      611 AMAG Pharmaceuticals, Inc. + ...........          23,664
    5,736 Amedisys, Inc. + .......................         279,171
    2,598 American Medical Systems
           Holdings, Inc. + ......................          46,140
      176 Amicus Therapeutics, Inc. + ............           2,661
    1,130 AMN Healthcare Services, Inc. + ........          19,854
      478 Analogic Corp. .........................          23,785
      359 Angiodynamics, Inc. + ..................           5,672
      435 Ardea Biosciences, Inc. + ..............           6,016
      700 Arena Pharmaceuticals, Inc. + ..........           3,500
    2,423 Ariad Pharmaceuticals, Inc. + ..........           5,985
    1,454 Arqule, Inc. + .........................           4,682
    1,685 Array Biopharma, Inc. + ................          12,941
      948 Arthrocare Corp. + .....................          26,279
    1,027 Assisted Living Concepts, Inc., Class A            6,542
    7,137 athenahealth, Inc. + ...................         237,448
       55 Atrion Corp. ...........................           5,667
    1,469 Auxilium Pharmaceuticals, Inc. + (a) ...          47,595
      535 Avant Immunotherapeutics, Inc. + .......           6,222
      387 Biodel, Inc. + .........................           1,296
      630 BioForm Medical, Inc. + ................           2,470
      475 BioMimetic Therapeutics, Inc. + ........           5,254
      676 Bio-Rad Laboratories, Inc., Class A + ..          67,005
      417 Bio-Reference Labs, Inc. + .............          12,051
      683 BMP Sunstone Corp. + ...................           4,740
    1,815 Bruker Corp. + .........................          24,194
      724 Cadence Pharmaceuticals, Inc. + ........           6,429
      595 Cambrex Corp. + ........................           3,659
       52 Capital Senior Living Corp. + ..........             395
      391 Caraco Pharmaceutical
           Laboratories, Ltd. ....................           4,891
      160 CardioNet, Inc. + ......................           3,994
    1,080 Celera Corp. + .........................          16,686
    2,885 Cell Genesys, Inc. + ...................           1,702
      127 Centene Corp. + ........................           2,605
    2,028 Cepheid, Inc. + ........................          28,047
      628 Chemed Corp. ...........................          25,786
      395 Chindex International, Inc. + ..........           4,290
      370 Clinical Data, Inc. + ..................           5,950
    1,680 Columbia Laboratories, Inc. + ..........           4,402
      276 Computer Programs & Systems, Inc. ......           7,990
   20,787 Conceptus, Inc. + ......................         344,648
       80 Conmed Corp. + .........................           2,560
      287 Corvel Corp. + .........................           8,211
      535 Cougar Biotechnology, Inc. + (a) .......          17,864
      201 Cross Country Healthcare, Inc. + .......           3,274
    1,000 CryoLife, Inc. + .......................          13,120
    2,013 Cubist Pharmaceuticals, Inc. + .........          44,749
    2,182 CV Therapeutics, Inc. + ................          23,566
      856 Cyberonics, Inc. + .....................          14,552
      345 Cynosure, Inc., Class A + ..............           6,189
    1,093 Cypress Bioscience, Inc. + .............           8,034
    1,139 Cytokinetics, Inc. + ...................           5,399
      665 Cytori Therapeutics, Inc. + ............           3,511
      439 Datascope Corp. ........................          22,666
    3,302 Dendreon Corp. + (a) ...................          18,854
    1,675 Depomed, Inc. + ........................           6,114
      940 DexCom, Inc. + .........................           5,819
      654 Dionex Corp. + .........................          41,562
    3,352 Discovery Laboratories, Inc. + .........           6,268
    2,893 Durect Corp. + .........................          16,201
    1,950 Dyax Corp. + ...........................           8,580
    1,941 Eclipsys Corp. + .......................          40,664

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

  SHARES                                                VALUE
  ------                                                -----

HEALTH CARE (CONTINUED)
      155 Emergency Medical Services Corp.,
           Class A + .............................   $       4,631
      360 Emergent Biosolutions, Inc. + ..........           4,712
      707 Emeritus Corp. + .......................          17,604
       18 Ensign Group, Inc. (The) ...............             308
      874 Enzo Biochem, Inc. + ...................           9,597
    1,605 Enzon Pharmaceuticals, Inc. + ..........          11,845
    1,551 eResearchTechnology, Inc. + ............          18,472
      493 ev3, Inc. + ............................           4,950
      269 Exactech, Inc. + .......................           5,983
    3,731 Exelixis, Inc. + .......................          22,684
       65 Five Star Quality Care, Inc. + .........             244
      503 Genomic Health, Inc. + .................          11,393
      298 Genoptix, Inc. + .......................           9,736
      395 Gentiva Health Services, Inc. + ........          10,641
    1,715 Geron Corp. + ..........................           6,774
      669 GTx, Inc. + ............................          12,724
      918 Haemonetics Corp. + ....................          56,659
    2,136 Halozyme Therapeutics, Inc. + ..........          15,678
      610 Hansen Medical, Inc. + (a) .............           8,198
    1,175 HealthExtras, Inc. + ...................          30,691
    1,262 Healthways, Inc. + .....................          20,356
      898 HMS Holdings Corp. + ...................          21,516
      562 Human Genome Sciences, Inc. + ..........           3,569
   12,877 Icon PLC ADR + .........................         492,546
      200 ICU Medical, Inc. + ....................           6,082
      898 Idenix Pharmaceuticals, Inc. + .........           6,493
      740 Idera Pharmaceuticals, Inc. + ..........          10,412
      775 I-Flow Corp. + .........................           7,215
    2,501 Immucor, Inc. + ........................          79,932
    1,820 Immunogen, Inc. + ......................           8,936
    2,251 Immunomedics, Inc. + ...................           4,007
    2,740 Incyte Corp., Ltd. + ...................          20,961
    2,688 Indevus Pharmaceuticals, Inc. + ........           9,005
    1,515 Inspire Pharmaceuticals, Inc. + ........           5,409
      660 Insulet Corp. + ........................           9,187
      635 Integra LifeSciences Holdings Corp. + ..          27,959
    1,134 InterMune, Inc. + ......................          19,403
      215 Invacare Corp. .........................           5,190
    1,187 inVentiv Health, Inc. + ................          20,962
      205 IPC The Hospitalist Co., Inc. + ........           5,269
      660 IRIS International, Inc. + .............          11,814
   20,468 Isis Pharmaceuticals, Inc. + (a) .......         345,704
    1,692 Javelin Pharmaceuticals, Inc. + ........           4,399
      142 Jazz Pharmaceuticals, Inc. + (a) .......             701
      462 Kendle International, Inc. + ...........          20,656
      260 Kensey Nash Corp. + ....................           8,180
    1,175 KV Pharmaceutical Co., Class A + .......          26,684
      180 Landauer, Inc. .........................          13,095
      845 Lexicon Pharmaceuticals, Inc. + ........           1,504
      525 LHC Group, Inc. + ......................          14,952
      315 Life Sciences Research, Inc. + .........          11,025
    2,954 Ligand Pharmaceuticals, Inc., Class B +            8,714
    1,471 Luminex Corp. + ........................          36,790
      965 MannKind Corp. + .......................           3,725
      281 MAP Pharmaceuticals, Inc. + ............           2,844
      695 Marshall Edwards, Inc. + ...............           1,494
    1,173 Martek Biosciences Corp.(a) ............          36,856
    1,645 Masimo Corp. + .........................          61,194
      365 Maxygen, Inc. + ........................           1,544
    4,538 Medarex, Inc. + ........................          29,361
      650 MedAssets, Inc. + ......................          11,180
      190 Medical Action Industries, Inc. + ......           2,495
    1,857 Medicines Co. (The) + ..................          43,119
    2,012 Medicis Pharmaceutical Corp., Class A ..          29,999


  SHARES                                                VALUE
  ------                                                -----

HEALTH CARE (CONTINUED)
      916 Medivation, Inc. + .....................   $      24,237
    1,206 Mentor Corp. ...........................          28,775
    1,434 Meridian Bioscience, Inc. ..............          41,643
      993 Merit Medical Systems, Inc. + ..........          18,639
      682 Metabolix, Inc. + ......................           7,420
      560 Micrus Endovascular Corp. + ............           7,812
    1,285 MiddleBrook Pharmaceuticals, Inc. + (a)            1,928
      635 Molecular Insight Pharmaceuticals, Inc.            4,877
      879 Momenta Pharmaceuticals, Inc. + ........          11,524
      370 MWI Veterinary Supply, Inc. + ..........          14,537
    5,121 Myriad Genetics, Inc. + ................         332,250
      112 Nabi Biopharmaceuticals + ..............             522
      463 Nanosphere, Inc. + .....................           3,949
      265 National Healthcare Corp. ..............          12,487
       50 National Research Corp. ................           1,533
      982 Natus Medical, Inc. + ..................          22,252
    1,307 Nektar Therapeutics + ..................           4,692
      520 Neogen Corp. + .........................          14,654
    1,331 Neurocrine Biosciences, Inc. + .........           6,242
       68 Nighthawk Radiology Holdings, Inc. + ...             491
    2,075 Novavax, Inc. + ........................           6,018
      892 Noven Pharmaceuticals, Inc. + ..........          10,419
    1,695 NPS Pharmaceuticals, Inc. + ............          12,102
    1,270 NuVasive, Inc. + .......................          62,649
      535 NxStage Medical, Inc. + ................           2,258
      634 Obagi Medical Products, Inc. + .........           6,327
      252 Odyssey HealthCare, Inc. + .............           2,558
    1,106 Omnicell, Inc. + .......................          14,544
      514 Omrix Biopharmaceuticals, Inc. + .......           9,221
    9,235 Onyx Pharmaceuticals, Inc. + ...........         334,122
    1,600 Opko Health, Inc. + (a) ................           2,800
      920 Optimer Pharmaceuticals, Inc. + ........           7,314
    1,524 OraSure Technologies, Inc. + ...........           7,498
      720 Orexigen Therapeutics, Inc. + ..........           7,769
      203 Orthofix International NV + ............           3,782
    2,305 Orthovita, Inc. + ......................           5,993
    9,848 OSI Pharmaceuticals, Inc. + ............         485,407
      536 Osiris Therapeutics, Inc. + (a) ........          10,339
    1,336 Owens & Minor, Inc. ....................          64,796
    1,236 Pain Therapeutics, Inc. + ..............          12,076
   12,128 Parexel International Corp. + ..........         347,589
    4,260 PDL BioPharma, Inc. ....................          39,661
    8,434 Perrigo Co. ............................         324,371
       86 PharmaNet Development Group, Inc. + ....             621
      605 Pharmasset, Inc. + .....................          12,070
    1,526 Phase Forward, Inc. + ..................          31,909
      937 Pozen, Inc. + ..........................           9,848
      959 Progenics Pharmaceuticals, Inc. + ......          12,764
      386 Protalix BioTherapeutics, Inc. + .......             861
      372 Providence Service Corp. (The) + .......           3,646
    2,211 PSS World Medical, Inc. + ..............          43,115
   20,872 Psychiatric Solutions, Inc. + ..........         792,091
    1,890 Questcor Pharmaceuticals, Inc. + .......          13,892
    1,015 Quidel Corp. + .........................          16,656
      700 RadNet, Inc. + .........................           2,807
    2,215 Regeneron Pharmaceuticals, Inc. + ......          48,353
    1,065 Repligen Corp. + .......................           5,016
   10,148 Resmed, Inc. + .........................         436,363
      850 Rexahn Pharmaceuticals, Inc. + .........           1,097
    1,303 Rigel Pharmaceuticals, Inc. + ..........          30,425
    1,931 RTI Biologics, Inc. + ..................          18,055
    1,315 Sangamo Biosciences, Inc. + ............          10,126
    1,932 Savient Pharmaceuticals, Inc. + ........          28,806
    1,010 Sciele Pharma, Inc. ....................          31,098
    2,155 Seattle Genetics, Inc. + ...............          23,059

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

  SHARES                                                VALUE
  ------                                                -----

HEALTH CARE (CONTINUED)
    2,021 Sequenom, Inc. + .......................   $      53,799
      571 Sirona Dental Systems, Inc. + ..........          13,293
      430 Somanetics Corp. + .....................           9,404
    3,953 SonoSite, Inc. + .......................         124,124
    1,112 Spectranetics Corp. + ..................           5,149
      979 Stereotaxis, Inc. + (a) ................           5,923
    2,091 STERIS Corp. ...........................          78,580
      327 Sucampo Pharmaceuticals, Inc., Class A +           2,789
    1,546 Sun Healthcare Group, Inc. + ...........          22,664
    1,433 Sunrise Senior Living, Inc. + ..........          19,761
      547 SurModics, Inc. + ......................          17,225
      376 Symmetry Medical, Inc. + ...............           6,979
      450 Synovis Life Technologies, Inc. + ......           8,469
      598 Synta Pharmaceuticals Corp. + ..........           4,557
      650 Targacept, Inc. + ......................           3,777
      610 Tercica, Inc. + ........................           5,453
    1,860 Theravance, Inc. + .....................          23,176
    1,945 Thoratec Corp. + .......................          51,056
    1,342 TomoTherapy, Inc. + ....................           6,146
      436 TranS1, Inc. + .........................           4,312
      425 U.S. Physical Therapy, Inc. + ..........           7,378
    3,541 United Therapeutics Corp. + ............         372,406
    1,188 Valeant Pharmaceuticals International +           24,318
      999 Varian, Inc. + .........................          42,857
      250 Virtual Radiologic Corp. + .............           2,040
      555 Vision-Sciences, Inc. + ................           2,214
      293 Vital Images, Inc. + ...................           4,395
      287 Vital Signs, Inc. ......................          21,209
    2,455 Vivus, Inc. + ..........................          19,493
      465 Vnus Medical Technologies, Inc. + ......           9,732
   18,135 Volcano Corp. + ........................         313,554
    1,154 West Pharmaceutical Services, Inc. .....          56,338
   10,298 Wright Medical Group, Inc. + ...........         313,471
      897 XenoPort, Inc. + .......................          43,495
    4,656 XOMA, Ltd. + ...........................           9,778
      751 Zoll Medical Corp. + ...................          24,573
    1,338 Zymogenetics, Inc. + ...................           8,911
                                                     -------------
                                                        10,007,613
                                                     -------------
INDUSTRIALS -- 17.7%
     578 3D Systems Corp. + ......................           8,237
      479 AAON, Inc. .............................           8,713
      313 AAR Corp. + ............................           5,193
       50 Aceto Corp. ............................             480
    1,799 Actuant Corp., Class A .................          45,407
    1,256 Acuity Brands, Inc. ....................          52,451
      766 Administaff, Inc. ......................          20,851
    1,565 Advanced Battery Technologies, Inc. + ..           5,055
      623 Advisory Board Co. (The) + .............          18,790
      370 Aerovironment, Inc. + ..................          11,822
    2,076 Airtran Holdings, Inc. + ...............           5,045
      700 Akeena Solar, Inc. + ...................           2,653
      412 Allegiant Travel Co. + .................          14,552
      948 Altra Holdings, Inc. + .................          13,992
    1,280 American Commercial Lines, Inc. + ......          13,619
      577 American Ecology Corp. .................          15,966
      265 American Railcar Industries, Inc. ......           4,251
    1,308 American Reprographics Co. + ...........          22,563
      326 American Science & Engineering, Inc. ...          19,472
    1,500 American Superconductor Corp. + ........          35,355
      295 American Woodmark Corp. ................           6,623
       70 Ameron International Corp. .............           5,016
      219 Ampco-Pittsburgh Corp. .................           5,672
        8 Amrep Corp. + ..........................             339
      523 Apogee Enterprises, Inc. ...............           7,861


  SHARES                                                VALUE
  ------                                                -----

INDUSTRIALS (CONTINUED)
      456 Applied Industrial Technologies, Inc. ..   $      12,280
      120 Applied Signal Technology, Inc. ........           2,086
      409 Argon ST, Inc. + .......................           9,607
      265 Ascent Solar Technologies, Inc. + ......           1,611
      593 Astec Industries, Inc. + ...............          18,282
    5,073 Axsys Technologies, Inc. + .............         299,002
      173 AZZ, Inc. + ............................           7,157
      485 Badger Meter, Inc. .....................          22,771
       39 Baker (Michael) Corp. + ................           1,357
    1,705 Barnes Group, Inc. .....................          34,475
    3,040 Beacon Power Corp. + ...................           4,408
      745 Beacon Roofing Supply, Inc. + ..........          11,637
      478 Belden, Inc. ...........................          15,196
       80 Bowne & Co., Inc. ......................             924
    3,112 Bucyrus International, Inc., Class A ...         139,044
      185 CAI International, Inc. + ..............           2,046
    1,457 Calgon Carbon Corp. + ..................          29,665
    5,160 Capstone Turbine Corp. + (a) ...........           6,656
      460 Casella Waste Systems, Inc., Class A + .           5,400
    1,606 CBIZ, Inc. + ...........................          13,571
       37 CDI Corp. ..............................             826
    1,727 Cenveo, Inc. + (a) .....................          13,281
    1,008 Chart Industries, Inc. + ...............          28,788
      668 China Architectural Engineering, Inc. +            4,736
      835 China BAK Battery, Inc. + ..............           3,006
      195 China Direct, Inc. + ...................             823
      500 China Fire & Security Group, Inc. + ....           5,255
      513 CIRCOR International, Inc. .............          22,280
    1,114 Clarcor, Inc. ..........................          42,276
      706 Clean Harbors, Inc. + ..................          47,690
      206 Coleman Cable, Inc. + (a) ..............           2,066
      775 Colfax Corp. + .........................          12,950
       73 Columbus McKinnon Corp. + ..............           1,721
      204 Consolidated Graphics, Inc. + ..........           6,187
    3,599 Con-way, Inc. ..........................         158,752
    5,361 CoStar Group, Inc. + ...................         243,335
      248 CRA International, Inc. + ..............           6,815
    1,356 Curtiss-Wright Corp. ...................          61,630
      965 Deluxe Corp. ...........................          13,886
      378 Duff & Phelps Corp., Class A + .........           7,949
      130 DXP Enterprises, Inc. + ................           6,930
      161 Dynamex, Inc. + ........................           4,582
      454 Dynamic Materials Corp. ................          10,537
       60 DynCorp International, Inc., Class A + .           1,006
    1,665 Eagle Bulk Shipping, Inc. ..............          23,210
      934 EMCOR Group, Inc. + ....................          24,582
    1,240 Ener1, Inc. + (a) ......................           9,684
    4,637 Energy Conversion Devices, Inc. + ......         270,106
      359 Energy Recovery, Inc. + ................           3,443
    1,196 EnergySolutions, Inc. ..................          11,960
       35 EnerNOC, Inc. + ........................             362
      300 EnerSys + ..............................           5,913
       90 EnPro Industries, Inc. + ...............           3,344
      926 ESCO Technologies, Inc. + ..............          44,605
      868 Esterline Technologies Corp. + .........          34,364
    5,108 Evergreen Solar, Inc. + (a) ............          28,196
      367 Exponent, Inc. + .......................          12,144
      575 Flanders Corp. + .......................           3,623
    1,301 Flow International Corp. + .............           6,609
    1,423 Force Protection, Inc. + ...............           3,814
    1,028 Forward Air Corp. ......................          27,992
      496 Franklin Electric Co., Inc. ............          22,097
       49 FreightCar America, Inc. ...............           1,434
   10,494 FTI Consulting, Inc. + .................         758,088
      684 Fuel Tech, Inc. + ......................          12,374

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

  SHARES                                                VALUE
  ------                                                -----

INDUSTRIALS (CONTINUED)
    2,415 FuelCell Energy, Inc. + ................   $      14,562
      970 Furmanite Corp. + ......................          10,030
      515 Fushi Copperweld, Inc. + ...............           4,990
      867 Genco Shipping & Trading, Ltd. .........          28,818
    1,998 GenCorp, Inc. + ........................          13,467
      960 General Maritime Corp. .................          18,701
    1,985 Genessee & Wyoming, Inc., Class A + ....          74,477
    1,821 Geo Group, Inc. (The) + ................          36,802
       62 GeoEye, Inc. + .........................           1,372
      515 Gorman-Rupp Co. (The) ..................          19,426
    3,511 GrafTech International, Ltd. + .........          53,051
      180 Graham Corp. ...........................           9,738
      736 GT Solar International, Inc. + .........           7,986
      275 Harbin Electric, Inc. + (a) ............           3,259
    1,240 Hawaiian Holdings, Inc. + ..............          11,507
    1,534 Healthcare Services Group ..............          28,057
    1,251 Heartland Express, Inc. ................          19,416
      796 HEICO Corp. ............................          26,125
      165 Herley Industries, Inc. + ..............           2,822
    1,105 Herman Miller, Inc. ....................          27,039
    3,426 Hexcel Corp. + .........................          46,902
    8,817 Hill International, Inc. + .............         122,115
      140 HNI Corp. ..............................           3,548
    1,073 Horizon Lines, Inc., Class A(a) ........          10,591
      637 Houston Wire & Cable Co. ...............          10,937
      853 HUB Group, Inc., Class A + .............          32,116
      749 Hudson Highland Group, Inc. + ..........           5,206
      741 Huron Consulting Group, Inc. + .........          42,222
       10 ICF International, Inc. + ..............             198
      138 ICT Group, Inc. + ......................           1,111
      870 II-VI, Inc. + ..........................          33,634
    1,133 Innerworkings, Inc. + ..................          12,565
       60 Insteel Industries, Inc. ...............             815
       58 Integrated Electrical Services, Inc. +             1,018
    1,914 Interface, Inc., Class A ...............          21,762
       50 Kaman Corp. ............................           1,424
      988 Kaydon Corp. ...........................          44,519
      205 Key Technology, Inc. + .................           4,859
      143 Kforce, Inc. + .........................           1,460
    2,044 Knight Transportation, Inc. ............          34,687
    1,548 Knoll, Inc. ............................          23,406
      119 Korn/Ferry International + .............           2,121
       86 K-Tron International, Inc. + ...........          11,079
      395 LaBarge, Inc. + ........................           5,949
    7,954 Landstar System, Inc. ..................         350,452
      155 Layne Christensen Co. + ................           5,492
      330 LECG Corp. + ...........................           2,663
      425 Lindsay Corp. ..........................          30,919
      195 LMI Aerospace, Inc. + ..................           3,921
       25 M&F Worldwide Corp. + ..................           1,000
    1,383 MasTec, Inc. + .........................          18,380
      579 Mcgrath Rentcorp .......................          16,687
    1,064 Medis Technologies, Ltd. + .............           1,915
      870 Metalico, Inc. + .......................           5,133
      540 Met-Pro Corp. ..........................           7,879
    2,345 Microvision, Inc. + ....................           4,549
      604 Middleby Corp. + (a) ...................          32,803
      391 Mine Safety Appliances Co. .............          14,905
    1,038 Mobile Mini, Inc. + ....................          20,065
      160 Moog, Inc., Class A + ..................           6,861
       95 Mueller Industries, Inc. ...............           2,186
      336 Multi-Color Corp. ......................           8,027
    1,725 Navigant Consulting, Inc. + ............          34,310
      465 NN, Inc. ...............................           5,975
    1,203 Nordson Corp. ..........................          59,079


  SHARES                                                VALUE
  ------                                                -----

INDUSTRIALS (CONTINUED)
    1,343 Odyssey Marine Exploration, Inc. + .....   $       6,097
      699 Old Dominion Freight Line Inc. + .......          19,810
      110 Omega Flex, Inc. .......................           2,481
    2,090 Orbital Sciences Corp. + ...............          50,097
      318 Orion Energy Systems, Inc. + ...........           1,784
      775 Orion Marine Group, Inc. + .............           8,130
      479 Pacer International, Inc. ..............           7,889
        5 Patriot Transporation Holding, Inc. +                395
      249 PeopleSupport, Inc. + ..................           2,911
      730 Perini Corp. + .........................          18,827
      197 Pike Electric Corp. + ..................           2,902
      470 PMFG, Inc. + ...........................           6,810
      571 Polypore International, Inc. + .........          12,282
    5,935 Powell Industries, Inc. + ..............         242,207
      170 Power-One, Inc. + ......................             247
      605 PowerSecure International, Inc. + ......           3,666
       15 Preformed Line Products Co. ............             875
      535 PRG-Schultz International, Inc. + ......           4,794
      220 Protection One, Inc. + (a) .............           1,938
      860 Quanex Building Products Corp. .........          13,105
      571 Raven Industries, Inc. .................          22,469
      776 RBC Bearings, Inc. + ...................          26,143
    1,625 Resources Connection, Inc. + ...........          36,611
    6,758 Ritchie Bros. Auctioneers, Inc. ........         157,867
      590 Robbins & Myers, Inc. ..................          18,249
    1,483 Rollins, Inc. ..........................          28,147
    1,707 RSC Holdings, Inc. + ...................          19,392
      361 Sauer-Danfoss, Inc. ....................           8,913
      974 Spherion Corp. + .......................           4,743
      225 Standard Parking Corp. + ...............           5,000
      160 Standard Register Co. (The) ............           1,576
    6,613 Stanley, Inc. + ........................         244,085
      275 Sterling Construction Co., Inc. + ......           4,455
      419 Sun Hydraulics Corp. ...................          10,911
    8,801 SYKES Enterprises, Inc. + ..............         193,270
      147 TAL International Group, Inc. ..........           3,061
    2,198 Taser International, Inc. + ............          15,716
      375 TBS International, Ltd., Class A + .....           5,048
    6,128 Team, Inc. + ...........................         221,343
    6,488 Teledyne Technologies, Inc. + ..........         370,853
      548 Tennant Co. ............................          18,774
    2,101 Tetra Tech, Inc. + .....................          50,550
      150 Textainer Group Holdings, Ltd. .........           2,279
      105 Thermadyne Holdings Corp. + ............           1,757
    2,374 Titan International, Inc. ..............          50,614
      262 Titan Machinery, Inc. + ................           5,452
    1,187 TransDigm Group, Inc. + ................          40,631
      150 Trex Co., Inc. + .......................           2,717
      329 Triumph Group, Inc. ....................          15,039
      153 TrueBlue, Inc. + .......................           2,472
      798 TurboChef Technologies, Inc. + .........           4,908
       34 Twin Disc, Inc. ........................             468
    2,130 UAL Corp. ..............................          18,722
      450 Ultralife Corp. + ......................           3,488
       46 Universal Truckload Services, Inc. + ...           1,121
    1,325 Valence Technology, Inc. + .............           4,571
      696 Vicor Corp. ............................           6,180
      145 VSE Corp. ..............................           4,891
   10,562 Wabtec Corp. ...........................         541,092
    5,906 Waste Connections, Inc. + ..............         202,576
      443 Watsco, Inc. ...........................          22,273
    1,015 Watson Wyatt Worldwide, Inc., Class A             50,476
    1,652 Woodward Governor Co. ..................          58,266
      742 Xerium Technologies, Inc. ..............           4,778
                                                     -------------
                                                         7,440,688
                                                     -------------

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

  SHARES                                                VALUE
  ------                                                -----

INFORMATION TECHNOLOGY -- 25.5%
      976 3PAR, Inc. + ............................  $       6,295
    1,222 ACI Worldwide, Inc. + ...................         21,409
      975 Acme Packet, Inc. + .....................          5,587
       45 Actel Corp. + ...........................            562
    2,125 Actuate Corp. + .........................          7,438
    1,124 Adtran, Inc. ............................         21,907
    1,589 Advanced Analogic Technologies, Inc. + ..          7,389
      245 Advanced Energy Industries, Inc. + ......          3,352
    5,625 Advent Software, Inc. + .................        198,169
      730 Airvana, Inc. + .........................          4,300
      530 American Software, Inc., Class A ........          2,889
      436 Amkor Technology, Inc. + ................          2,777
    2,174 Anadigics, Inc. + .......................          6,109
       89 Anixter International, Inc. + ...........          5,296
    7,224 Ansys, Inc. + ...........................        273,573
      742 Applied Micro Circuits Corp. + ..........          4,437
      247 ArcSight, Inc. + ........................          1,885
   17,341 Ariba, Inc. + ...........................        245,028
   35,970 Art Technology Group, Inc. + ............        126,614
    1,829 Aruba Networks, Inc. + ..................          9,383
    1,245 AsiaInfo Holdings, Inc. + ...............         11,429
      206 Asyst Technologies, Inc. + ..............            494
    6,986 Atheros Communications, Inc. + ..........        164,730
    1,141 ATMI, Inc. + ............................         20,515
      900 AuthenTec, Inc. + .......................          1,935
      433 Avanex Corp. + ..........................          2,026
      457 Bankrate, Inc. + ........................         17,782
       30 Bel Fuse, Inc., Class B .................            854
      422 Benchmark Electronics, Inc. + ...........          5,942
      205 Bidz.com, Inc. + (a) ....................          1,775
    1,106 BigBand Networks, Inc. + ................          4,081
    1,474 Blackbaud, Inc. .........................         27,195
    1,105 Blackboard, Inc. + ......................         44,520
    1,191 Blue Coat Systems, Inc. + ...............         16,900
      837 Cabot Microelectronics Corp. + ..........         26,851
      222 CACI International, Inc., Class A + .....         11,122
    1,080 Callidus Software, Inc. + ...............          4,277
      246 Cass Information Systems, Inc. ..........          8,819
    1,086 Cavium Networks, Inc. + .................         15,291
      535 Ceva, Inc. + ............................          4,441
      820 China Information Security Technology,
           Inc. + .................................          3,854
    1,015 China Security & Surveillance Technology,
           Inc. + (a) .............................         14,088
    1,078 Chordiant Software, Inc. + ..............          5,530
    1,565 Cirrus Logic, Inc. + ....................          8,529
      855 Cogent, Inc. + ..........................          8,738
    1,504 Cognex Corp. ............................         30,321
      923 Cogo Group, Inc. + ......................          4,864
       59 Cohu, Inc. ..............................            933
    1,535 Commvault Systems, Inc. + ...............         18,497
      506 Compellent Technologies, Inc. + .........          6,274
      648 comScore, Inc. + ........................         11,424
      865 Comtech Telecommunications Corp. + ......         42,593
      741 Comverge, Inc. + ........................          3,409
   10,810 Concur Technologies, Inc. + .............        413,591
    8,084 Constant Contact, Inc. + ................        137,994
       27 CPI International, Inc. + ...............            391
      280 Cray, Inc. + ............................          1,450
      680 CSG Systems International, Inc. + .......         11,920
   17,022 Cybersource Corp. + .....................        274,224
      269 Cymer, Inc. + ...........................          6,814
    8,627 Daktronics, Inc. ........................        143,726
    1,187 Data Domain, Inc. + .....................         26,434
    1,114 DealerTrack Holdings, Inc. + ............         18,760


  SHARES                                                VALUE
  ------                                                -----

INFORMATION TECHNOLOGY (CONTINUED)
      414 Deltek, Inc. + ..........................  $       2,517
      705 DemandTec, Inc. + .......................          6,352
      490 DG FastChannel, Inc. + ..................         10,741
      565 Dice Holdings, Inc. + ...................          4,012
      165 Digi International, Inc. + ..............          1,683
      685 Digimarc Corp. + ........................         10,672
    1,326 Digital River, Inc. + ...................         42,962
    1,039 Diodes, Inc. + ..........................         19,170
      966 DivX, Inc. + ............................          6,250
      621 Double-Take Software, Inc. + ............          6,179
   17,373 DTS, Inc. + .............................        483,490
       32 Eagle Test Systems, Inc. + ..............            490
    3,920 Earthlink, Inc. + .......................         33,320
       72 Ebix, Inc. + ............................          6,765
    1,063 Echelon Corp. + .........................         10,502
    2,060 Elixir Gaming Technologies, Inc. + (a) ..            680
    2,585 Emcore Corp. + ..........................         12,770
      245 Entegris, Inc. + ........................          1,186
      287 Entropic Communications, Inc. + .........            405
    2,100 Entrust, Inc. + .........................          4,515
      840 EPIQ Systems, Inc. + ....................         11,424
      123 Exar Corp. + ............................            942
      509 ExlService Holdings, Inc. + .............          4,469
    1,369 FalconStor Software, Inc. + .............          7,338
      601 FARO Technologies, Inc. + ...............         12,242
   13,438 Finisar Corp. + .........................         13,572
    1,065 Formfactor, Inc. + ......................         18,552
      558 Forrester Research, Inc. + ..............         16,361
    1,444 Foundry Networks, Inc. + ................         26,295
    2,114 Gartner, Inc. + .........................         47,946
      850 Global Cash Access Holdings, Inc. + .....          4,301
      480 Globecomm Systems, Inc. + ...............          4,195
      873 Greenfield Online, Inc. + ...............         15,190
      843 GSI Commerce, Inc. + ....................         13,050
      334 Guidance Software, Inc. + ...............          1,566
    1,430 Hackett Group, Inc. (The) + .............          7,779
    1,513 Harmonic, Inc. + ........................         12,785
      878 Heartland Payment Systems, Inc. .........         22,442
      696 Hittite Microwave Corp. + ...............         23,386
      430 HSW International, Inc. + ...............          1,118
      259 Hughes Communications, Inc. + ...........          9,505
    1,355 Hypercom Corp. + ........................          5,393
      269 ICx Technologies, Inc. + ................          2,074
      787 iGate Corp. + ...........................          6,823
      520 Immersion Corp. + .......................          3,026
    3,307 Infinera Corp. + (a) ....................         31,615
    3,160 Informatica Corp. + .....................         41,048
      712 Infospace, Inc. .........................          7,725
   14,431 Integral Systems, Inc. ..................        299,731
      498 Interactive Intelligence, Inc. + ........          4,492
    1,619 InterDigital, Inc. + ....................         38,937
    2,198 Intermec, Inc. + ........................         43,170
      906 Internap Network Services Corp. + .......          3,153
      348 Internet Brands, Inc., Class A + ........          2,426
      855 Internet Capital Group, Inc. + ..........          6,934
    1,384 Interwoven, Inc. + ......................         19,542
   11,409 IPG Photonics Corp. + ...................        222,590
      834 Isilon Systems, Inc. + ..................          3,678
      913 Ixia + ..................................          6,729
      644 IXYS Corp. ..............................          5,854
    1,583 j2 Global Communications, Inc. + ........         36,963
    2,471 Jack Henry & Associates, Inc. ...........         50,235
       66 JDA Software Group, Inc. + ..............          1,004
      631 Kenexa Corp. + ..........................          9,963
       95 Keynote Systems, Inc. + .................          1,259

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

  SHARES                                                VALUE
  ------                                                -----

INFORMATION TECHNOLOGY (CONTINUED)
    1,015 Knot, Inc. (The) + .....................   $        8,475
      260 Kopin Corp. + ..........................              811
    1,872 Kulicke & Soffa Industries, Inc. + .....            8,443
      271 L-1 Identity Solutions, Inc., Class 1 +.            4,141
    2,000 Lattice Semiconductor Corp. + ..........            4,120
    4,215 Lawson Software, Inc. + ................           29,505
      494 Limelight Networks, Inc. + .............            1,235
      526 Liquidity Services, Inc. + .............            5,707
      338 Littelfuse, Inc. + .....................           10,049
    1,049 LoopNet, Inc. + ........................           10,312
      224 LTX-Credence Corp. + ...................              390
      226 Macrovision Solutions Corp. + ..........            3,476
    1,533 Magma Design Automation, Inc. + ........            6,163
      884 Manhattan Associates, Inc. + ...........           19,749
      733 Mantech International Corp., Class A +             43,460
      852 Marchex, Inc., Class B .................            8,767
       52 Mastech Holdings, Inc. + ...............              399
       90 MAXIMUS, Inc. ..........................            3,316
      655 Maxwell Technologies, Inc. + (a) .......            8,738
      212 Mentor Graphics Corp. + ................            2,406
      917 MercadoLibre, Inc. + ...................           18,661
    1,784 Micrel, Inc. ...........................           16,181
    2,908 Micros Systems, Inc. + .................           77,527
   20,380 Microsemi Corp. + ......................          519,283
      321 MicroStrategy, Inc., Class A + .........           19,109
    1,874 Microtune, Inc. + ......................            5,022
      313 Midway Games, Inc. + ...................              742
      195 MIPS Technologies, Inc., Class A + .....              684
      109 MKS Instruments, Inc. + ................            2,170
      937 Monolithic Power Systems, Inc. + .......           16,276
      379 Monotype Imaging Holdings, Inc. + ......            4,218
    4,537 Move, Inc. + ...........................            9,618
      220 MTS Systems Corp. ......................            9,262
      275 Multi-Fineline Electronix, Inc. + ......            4,067
      235 NCI, Inc., Class A + ...................            6,693
      127 Ness Technologies, Inc. + ..............            1,457
    1,604 Net 1 UEPS Technologies, Inc. + ........           35,817
    1,414 Netezza Corp. + ........................           15,003
      207 Netgear, Inc. + ........................            3,105
    4,587 Netlogic Microsystems, Inc. + ..........          138,711
      895 Netscout Systems, Inc. + ...............            9,523
      253 NetSuite, Inc. + .......................            4,559
   12,465 Neutral Tandem, Inc. + .................          231,102
    1,515 Nextwave Wireless, Inc. + ..............              909
    1,383 NIC, Inc. ..............................            9,543
      502 Novatel Wireless, Inc. + ...............            3,042
      165 NVE Corp. + ............................            4,671
    2,227 Omniture, Inc. + .......................           40,888
      155 Omnivision Technologies, Inc. + ........            1,769
    1,033 Online Resources Corp. + ...............            8,026
      304 OpenTV Corp., Class A + ................              429
      269 Oplink Communications, Inc. + ..........            3,247
      425 Opnet Technologies, Inc. + .............            5,177
      376 Opnext, Inc. + .........................            1,726
      881 Orbcomm, Inc. + ........................            4,343
      449 OSI Systems, Inc. + ....................           10,556
    3,265 Palm, Inc.(a) ..........................           19,492
    3,902 Parametric Technology Corp. + ..........           71,797
      595 Park Electrochemical Corp. .............           14,423
      825 Parkervision, Inc. + ...................            8,250
      415 PC-Tel, Inc. ...........................            3,868
      517 Pegasystems, Inc. ......................            6,674
      794 Pericom Semiconductor Corp. + ..........            8,337
      985 Phoenix Technologies, Ltd. + ...........            7,870
      490 Photon Dynamics, Inc. + ................            7,522


  SHARES                                                VALUE
  ------                                                -----

INFORMATION TECHNOLOGY (CONTINUED)
    1,296 Plexus Corp. + .........................   $       26,827
      909 PLX Technology, Inc. + .................            4,654
   24,457 PMC - Sierra, Inc. + ...................          181,471
    2,901 Polycom, Inc. + ........................           67,100
    1,084 Power Integrations, Inc. + .............           26,124
      990 Presstek, Inc. + .......................            5,584
    1,349 Progress Software Corp. + ..............           35,061
      458 PROS Holdings, Inc. + ..................            4,301
      397 QAD, Inc. ..............................            2,747
      624 Quality Systems, Inc. ..................           26,370
    4,045 Quantum Corp. + ........................            4,247
      118 Rackable Systems, Inc. + ...............            1,158
      459 Rackspace Hosting, Inc. + ..............            4,484
      992 Radiant Systems, Inc. + ................            8,620
    1,255 RealNetworks, Inc. + ...................            6,375
      344 Renaissance Learning, Inc. .............            4,469
   10,998 RightNow Technologies, Inc. + ..........          138,245
       18 Rimage Corp. + .........................              251
   15,237 Riverbed Technology, Inc. + ............          190,767
    1,059 Rofin-Sinar Technologies, Inc. + .......           32,416
      476 Rubicon Technology, Inc. + .............            3,437
      114 Rudolph Technologies, Inc. + ...........              955
    1,285 S1 Corp. + .............................            7,864
      335 Safeguard Scientifics, Inc. + ..........              419
    5,840 Sanmina-SCI Corp. + ....................            8,176
   66,050 Sapient Corp. + ........................          490,751
    1,349 SAVVIS, Inc. + .........................           18,131
      708 Scansource, Inc. + .....................           20,383
      212 Secure Computing Corp. + ...............            1,162
      674 Semitool, Inc. + .......................            5,513
    2,095 Semtech Corp. + ........................           29,246
    1,273 ShoreTel, Inc. + .......................            7,307
      792 Sigma Designs, Inc. + ..................           11,262
    2,583 Silicon Image, Inc. + ..................           13,793
   37,985 SkillSoft PLC ADR + ....................          397,323
    3,922 Skyworks Solutions, Inc. + .............           32,788
      909 Smith Micro Software, Inc. + ...........            6,454
   12,657 Solera Holdings, Inc. + ................          363,509
      481 Sonic Solutions, Inc. + ................            2,116
      189 SonicWALL, Inc. + ......................              990
    7,260 Sonus Networks, Inc. + .................           20,909
      530 Sourcefire, Inc. + .....................            3,864
      335 Spansion, Inc., Class A + ..............              519
      643 SPSS, Inc. + ...........................           18,878
      820 SRA International, Inc., Class A + .....           18,557
      442 Standard Microsystems Corp. + ..........           11,041
    1,067 Starent Networks Corp. + ...............           13,807
    1,104 STEC, Inc. + ...........................            8,501
      739 Stratasys, Inc. + ......................           12,910
      872 SuccessFactors, Inc. + .................            9,505
      672 Super Micro Computer, Inc. + ...........            6,055
      402 Supertex, Inc. + .......................           11,320
    1,135 SupportSoft, Inc. + ....................            3,405
   12,257 Switch & Data Facilities Co., Inc. + ...          152,600
   19,456 Sybase, Inc. + .........................          595,742
      667 Sycamore Networks, Inc. + ..............            2,154
      638 Symyx Technologies + ...................            6,323
    1,214 Synaptics, Inc. + ......................           36,687
      789 Synchronoss Technologies, Inc. + .......            7,424
      464 Syntel, Inc. ...........................           11,368
    2,745 Take-Two Interactive Software, Inc. ....           45,018
      934 Taleo Corp., Class A + .................           18,577
       96 Technitrol, Inc. .......................            1,420
      450 TechTarget, Inc. + .....................            3,150
      549 Techwell, Inc. + .......................            5,177

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

  SHARES                                                VALUE
  ------                                                -----

INFORMATION TECHNOLOGY (CONTINUED)
      265 Tekelec + ...............................  $       3,707
    1,185 TeleCommunication Systems, Inc.,
           Class A + ..............................          8,188
    1,405 TeleTech Holdings, Inc. + ...............         17,478
    1,850 Terremark Worldwide, Inc. + .............         12,710
    1,722 Tessera Technologies, Inc. + ............         28,137
      392 TheStreet.com, Inc. .....................          2,348
    1,652 THQ, Inc. + .............................         19,890
    3,640 TiVo, Inc. + ............................         26,645
    9,833 TNS, Inc. + .............................        190,465
      395 Transmeta Corp. + .......................          6,403
      792 Trident Microsystems, Inc. + ............          1,901
      189 TTM Technologies, Inc. + ................          1,875
    1,364 Tyler Technologies, Inc. + ..............         20,692
      877 Ultimate Software Group, Inc. + .........         23,679
      841 Ultratech, Inc. + .......................         10,176
      500 Unica Corp. + ...........................          3,920
    1,038 Universal Display Corp. + ...............         11,376
      200 Utstarcom, Inc. + .......................            674
    3,095 Valueclick, Inc. + ......................         31,662
      964 Vasco Data Security International, Inc. +          9,987
      964 Veeco Instruments, Inc. + ...............         14,277
    1,285 VeriFone Holdings, Inc. + ...............         21,254
      188 Viasat, Inc. + ..........................          4,433
      470 Vignette Corp. + ........................          5,048
      227 Virtusa Corp. + .........................          1,478
   16,979 VistaPrint, Ltd. + ......................        557,590
    7,734 Vocus, Inc. + ...........................        262,647
      909 Volterra Semiconductor Corp. + ..........         11,572
    1,454 Websense, Inc. + ........................         32,497
      225 Website Pros, Inc. + ....................          1,215
    2,586 Wind River Systems, Inc. + ..............         25,860
    7,742 Wright Express Corp. + ..................        231,099
                                                     -------------
                                                        10,722,874
                                                     -------------
MATERIALS -- 1.6%
      193 AEP Industries, Inc. + ..................          3,860
    1,425 Allied Nevada Gold Corp. + ..............          8,151
      307 AMCOL International Corp. ...............          9,597
      637 American Vanguard Corp. .................          9,606
      424 Apex Silver Mines, Ltd. + (a) ...........            729
      305 Arch Chemicals, Inc. ....................         10,767
      651 Balchem Corp. ...........................         17,362
      200 Bway Holding Co. + ......................          2,346
    3,345 Compass Minerals International, Inc. ....        175,246
      378 Deltic Timber Corp. .....................         24,056
    1,362 Ferro Corp. .............................         27,376
      812 Flotek Industries, Inc. + ...............          8,932
    1,784 General Moly, Inc. + ....................          7,760
      385 General Steel Holdings, Inc. + ..........          2,749
      250 GenTek, Inc. + ..........................          6,428
    5,123 Graphic Packaging Holding Co. + .........         12,808
      104 Haynes International, Inc. + ............          4,870
      220 Headwaters, Inc. + ......................          2,937
    2,246 Hercules, Inc. ..........................         44,447
      375 ICO, Inc. + .............................          2,104
      197 Innophos Holdings, Inc. .................          4,803
      515 Innospec, Inc. ..........................          6,211
       49 Koppers Holdings, Inc. ..................          1,833
      833 Landec Corp. + ..........................          6,822
      412 LSB Industries, Inc. + ..................          5,706
      310 Minerals Technologies, Inc. .............         18,402
      578 Myers Industries, Inc. ..................          7,289
      479 NewMarket Corp. .........................         25,176
      145 NL Industries, Inc. .....................          1,489


  SHARES                                                VALUE
  ------                                                -----

MATERIALS (CONTINUED)
      245 Olympic Steel, Inc. .....................  $       7,225
      310 Quaker Chemical Corp. ...................          8,823
      515 Rock-Tenn Co., Class A ..................         20,590
    1,082 ShengdaTech, Inc. + .....................          7,574
      455 Silgan Holdings, Inc. ...................         23,245
    2,585 Solutia, Inc. + .........................         36,190
       95 Stepan Co. ..............................          5,184
      389 Stillwater Mining Co. + .................          2,260
      145 Sutor Technology Group, Ltd. + ..........            477
      834 Texas Industries, Inc. ..................         34,077
       35 United States Lime & Minerals, Inc. +....          1,348
       24 Universal Stainless & Alloy + ...........            613
      415 Worthington Industries, Inc. ............          6,200
    1,978 WR Grace & Co. + ........................         29,907
      750 Zep, Inc. ...............................         13,230
      991 Zoltek Cos., Inc. + (a) .................         16,956
                                                     -------------
                                                           673,761
                                                     -------------
TELECOMMUNICATION SERVICES -- 0.5%
      795 Alaska Communications Systems
           Group, Inc. ............................          9,723
      859 Cbeyond, Inc. + .........................         12,361
    2,021 Centennial Communications Corp. + .......         12,611
    1,711 Cogent Communications Group, Inc. + .....         13,209
      305 Consolidated Communications Holdings,
           Inc. ...................................          4,599
      304 Global Crossing, Ltd. + (a) .............          4,609
      172 Hungarian Telephone & Cable Corp. + .....          3,423
    1,127 ICO Global Communications Holdings,
           Ltd. + .................................          1,228
      140 Iowa Telecommunications Services, Inc. ..          2,615
      199 iPCS, Inc. + ............................          4,432
    1,065 NTELOS Holdings Corp. ...................         28,638
    3,263 PAETEC Holding Corp. + ..................          7,015
    1,887 Premiere Global Services, Inc. + ........         26,531
      762 Shenandoah Telecommunications Co. .......         16,817
      885 Syniverse Holdings, Inc. + ..............         14,700
      625 TerreStar Corp. + .......................            625
    4,612 tw telecom, Inc., Class A + .............         47,919
    1,089 Virgin Mobile USA, Inc., Class A + ......          3,202
    1,399 Vonage Holdings Corp. + .................          1,413
                                                     -------------
                                                           215,670
                                                     -------------
UTILITIES -- 1.0%
      431 Cadiz, Inc. + ...........................          8,219
      520 Consolidated Water Co., Inc. ............          8,851
      102 EnergySouth, Inc. .......................          6,266
    7,356 ITC Holdings Corp. ......................        380,819
      638 Ormat Technologies, Inc. ................         23,179
       26 SJW Corp. ...............................            779
      535 Synthesis Energy Systems, Inc. + ........          2,595
    2,130 U.S. Geothermal, Inc. + .................          3,791
                                                     -------------
                                                           434,499
                                                     -------------
Total Common Stock (Cost $43,522,728)                   40,824,322
                                                     -------------

EXCHANGE TRADED FUND -- 2.1%
          iShares Russell 2000 Growth
   12,391 Index Fund (Cost $947,191)                       876,291
                                                     -------------

WARRANTS -- 0.0%
      125 Pegasus Wireless Corp.,
           Expires 11/10 + (Cost $--)                           13
                                                     -------------

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


  SHARES                                                VALUE
  ------                                                -----

MONEY MARKET FUND -- 3.3%
1,371,426 PNC Institutional Money Market Trust,
           1.490% (b)(c) (Cost $1,371,426) .......   $    1,371,426
                                                     --------------


Total Investments-- 102.2%
(Cost $45,841,345)++                                     43,072,052
Other Assets & Liabilities, Net-- (2.2)%                   (938,784)
                                                     --------------
NET ASSETS-- 100.0%                                  $   42,133,268
                                                     ==============




ADR -- American Depositary Receipt


+    Non-income producing security.
(a)  All or a portion of this security is on loan.
(b) A partial position of this investment was purchased with proceeds from collateral received from securities on loan. At September 30, 2008, $572,241 of this investment represents the collateral received for securities on loan.
(c)  The rate shown is the 7-day effective yield as of September 30, 2008.

++ At September 30, 2008, the tax basis cost of the Fund's investments was $45,841,345, and the unrealized appreciation and depreciation were $2,900,961 and $(5,670,254), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     See end of Form N-Q Filing for FAS 157 disclosure.

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                     SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

  SHARES                                                    VALUE
  ------                                                    -----
COMMON STOCK -- 94.3%
AUSTRALIA -- 3.3%
       840 AGL Energy, Ltd.(a) ....................... $        9,262
     3,580 Alumina, Ltd.(a) ..........................          9,025
     3,220 AMP, Ltd.(a) ..............................         18,306
     1,749 Aristocrat Leisure, Ltd.(a) ...............          9,162
     2,280 Asciano Group(a) ..........................          5,960
     4,176 Australia & New Zealand Banking
            Group, Ltd.(a) ...........................         64,504
     6,301 BHP Billiton, Ltd.(a) .....................        162,980
     2,640 BlueScope Steel, Ltd.(a) ..................         15,556
     2,590 Brambles, Ltd.(a) .........................         16,158
     2,663 Commonwealth Bank of Australia(a) .........         93,836
     1,000 CSL, Ltd.(a) ..............................         30,289
     3,120 Fortescue Metals Group, Ltd. + (a) ........         11,868
     4,120 Foster's Group, Ltd.(a) ...................         18,404
     2,970 Goodman Group(a) ..........................          5,992
     5,000 GPT Group(a) ..............................          7,307
     6,870 Insurance Australia Group, Ltd.(a) ........         22,799
       308 Leighton Holdings, Ltd.(a) ................          9,478
       528 Macquarie Group, Ltd.(a) ..................         16,255
     5,570 Macquarie Infrastructure Group(a) .........         10,560
     3,409 National Australia Bank, Ltd.(a) ..........         68,789
     1,329 Newcrest Mining, Ltd.(a) ..................         27,609
     1,215 Orica, Ltd.(a) ............................         20,515
     2,260 Origin Energy, Ltd.(a) ....................         29,227
     1,610 QBE Insurance Group, Ltd.(a) ..............         34,715
       620 Rio Tinto, Ltd.(a) ........................         41,769
     3,490 Stockland (a) .............................         15,665
     1,600 Suncorp-Metway, Ltd.(a) ...................         12,159
     2,150 TABCORP Holdings, Ltd.(a) .................         14,122
     8,000 Telstra Corp., Ltd.(a) ....................         26,835
     1,550 Toll Holdings, Ltd.(a) ....................          8,778
     2,602 Transurban Group(a) .......................         11,922
     2,326 Wesfarmers, Ltd.(a) .......................         54,083
       754 Wesfarmers, Ltd. PPS(a) ...................         17,353
     3,555 Westfield Group (a) .......................         48,687
    17,120 Westpac Banking Corp.(a) ..................        303,388
       970 Woodside Petroleum, Ltd.(a) ...............         39,133
     2,227 Woolworths, Ltd.(a) .......................         49,047
       383 WorleyParsons, Ltd.(a) ....................          9,472
                                                       --------------
                                                            1,370,969
                                                       --------------
AUSTRIA -- 1.2%
       800 Atrium European Real Estate, Ltd. + (a) ...          6,026
       570 Erste Group Bank AG(a) ....................         28,369
     4,360 OMV AG(a) .................................        183,722
       790 Telekom Austria AG(a) .....................         13,896
     5,600 Vienna Insurance Group(a) .................        279,483
                                                       --------------
                                                              511,496
                                                       --------------
BELGIUM -- 0.7%
       280 Belgacom SA(a) ............................         10,546
       197 Delhaize Group(a) .........................         11,439
     1,390 Dexia SA(a) ...............................         15,179
     4,495 Fortis(a) .................................         27,762
       341 Groupe Bruxelles Lambert SA(a) ............         29,424
       390 InBev NV(a) ...............................         23,196
       400 KBC Groep NV(a) ...........................         34,787
       100 Solvay SA(a) ..............................         12,271
     3,800 UCB SA(a) .................................        134,973
                                                       --------------
                                                              299,577
                                                       --------------

BERMUDA -- 0.0%
       736 Seadrill, Ltd.(a) .........................         15,250


  SHARES                                                    VALUE
  ------                                                    -----

CANADA -- 4.6%
     3,600 Canadian Pacific Railway, Ltd. ............ $      193,094
     2,800 Canadian Tire Corp., Ltd., Class A ........        128,947
    11,600 CGI Group, Inc., Class A + ................        101,500
     4,000 EnCana Corp. ..............................        255,489
     9,300 Nexen, Inc. ...............................        215,893
     5,300 Petro-Canada ..............................        176,335
     2,600 Potash Corp. of Saskatchewan ..............        337,145
     4,000 Rogers Communications, Inc., Class B ......        129,774
     3,900 Royal Bank of Canada ......................        185,103
     3,600 Shoppers Drug Mart Corp. ..................        173,741
                                                       --------------
                                                            1,897,021
                                                       --------------
CHINA -- 0.4%
    93,577 Bank of Communications Co., Ltd.,
           Class H(a) ................................         85,233
   137,500 China Construction Bank Corp.,
           Class H(a) ................................         91,757
     7,327 Foxconn International
           Holdings, Ltd + (a) .......................          3,278
                                                       --------------
                                                              180,268
                                                       --------------
DENMARK -- 0.7%
         3 A P Moller - Maersk A/S, Class B(a) .......         26,102
     1,669 Danske Bank A/S(a) ........................         40,194
       700 DSV A/S(a) ................................         11,147
     5,800 H Lundbeck A/S(a) .........................        110,293
       250 Jyske Bank A/S + (a) ......................         12,590
       800 Novo-Nordisk A/S, Class B(a) ..............         41,482
       125 Novozymes A/S, Class B(a) .................         11,142
       350 Vestas Wind Systems A/S + (a) .............         30,556
                                                       --------------
                                                              283,506
                                                       --------------
FINLAND -- 0.9%
     1,070 Fortum Oyj(a) .............................         35,898
    15,415 Nokia Oyj(a) ..............................        287,431
     1,060 Sampo Oyj, Class A(a) .....................         24,110
     1,450 Stora Enso Oyj, Class R(a) ................         14,164
     1,310 UPM-Kymmene Oyj(a) ........................         20,433
                                                       --------------
                                                              382,036
                                                       --------------
FRANCE -- 9.5%
       370 Accor SA(a) ...............................         19,755
       517 Air Liquide(a) ............................         56,794
     4,580 Alcatel-Lucent(a) .........................         17,645
       440 Alstom SA(a) ..............................         33,391
     2,840 AXA SA(a) .................................         92,939
     5,016 BNP Paribas(a) ............................        478,679
     5,750 Bouygues(a) ...............................        260,404
       290 Cap Gemini SA(a) ..........................         13,696
     1,369 Carrefour SA(a) ...........................         64,539
     5,150 Christian Dior SA(a) ......................        390,477
       560 Cie de Saint-Gobain(a) ....................         28,960
       295 Cie Generale de Geophysique-Veritas + (a)            9,357
       440 Cie Generale d'Optique Essilor
           International SA(a) .......................         21,970
       180 CNP Assurances(a) .........................         20,325
       527 Compagnie Generale des Etablissements
           Michelin, Class B(a) ......................         34,125
     1,610 Credit Agricole SA(a) .....................         31,000
       362 Electricite de France(a) ..................         26,170
    13,070 France Telecom SA(a) ......................        366,504
     8,003 GDF Suez(a) ...............................        416,248
       950 Groupe Danone(a) ..........................         67,366
       350 Lafarge SA(a) .............................         36,840
       330 Lagardere SCA(a) ..........................         14,871
       490 L'Oreal SA(a) .............................         48,067

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                     SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

  SHARES                                                    VALUE
  ------                                                    -----

FRANCE (CONTINUED)
       509 LVMH Moet Hennessy Louis Vuitton
            SA(a) .................................... $       44,674
        40 Neopost SA(a) .............................          3,771
       280 Pernod-Ricard SA(a) .......................         24,658
       270 Peugeot SA(a) .............................         10,159
       200 PPR(a) ....................................         17,891
       520 Publicis Groupe(a) ........................         16,374
       380 Renault SA(a) .............................         24,210
     1,739 Sanofi-Aventis SA(a) ......................        114,299
     2,280 Schneider Electric SA(a) ..................        195,738
       820 Societe Generale(a) .......................         73,639
       230 Sodexo(a) .................................         13,569
     1,950 Suez Environnement SA + ...................         48,000
       310 Technip SA(a) .............................         17,415
     3,991 Total SA(a) ...............................        242,384
       133 Unibail-Rodamco ^(a) ......................         26,903
       104 Unibail-Rodamco ^(a) ......................         21,033
       135 Vallourec(a) ..............................         29,122
     3,767 Veolia Environnement(a) ...................        154,935
       770 Vinci SA(a) ...............................         36,269
     7,931 Vivendi(a) ................................        248,572
                                                       --------------
                                                            3,913,737
                                                       --------------
GERMANY -- 6.6%
     4,400 Adidas AG(a) ..............................        234,980
       797 Allianz SE(a) .............................        109,236
     6,800 Altana AG(a) ..............................        100,727
     1,956 BASF SE(a) ................................         93,229
     1,314 Bayer AG(a) ...............................         96,206
     1,250 Commerzbank AG(a) .........................         18,525
       430 Continental AG(a) .........................         35,441
     1,677 Daimler AG(a) .............................         83,244
     1,037 Deutsche Bank AG(a) .......................         74,163
       350 Deutsche Boerse AG(a) .....................         32,020
     1,941 Deutsche Post AG(a) .......................         40,487
     5,210 Deutsche Telekom AG(a) ....................         79,103
     3,438 E.ON AG(a) ................................        173,009
       595 Fresenius Medical Care AG & Co.
            KGaA(a) ..................................         30,792
     6,000 Hannover Rueckversicherung AG(a) ..........        219,527
       454 Hypo Real Estate Holding AG(a) ............          2,677
     1,890 Infineon Technologies AG + (a) ............         10,490
       260 Linde AG(a) ...............................         27,756
     1,650 MAN AG(a) .................................        111,057
       106 Merck KGaA(a) .............................         11,301
       310 Metro AG(a) ...............................         15,541
       331 Muenchener Rueckversicherungs AG(a) .......         49,915
       120 Q-Cells AG + (a) ..........................         10,199
     3,740 RWE AG(a) .................................        356,458
     1,580 SAP AG(a) .................................         84,125
     3,600 SGL Carbon AG + (a) .......................        139,897
     1,560 Siemens AG(a) .............................        145,471
       280 Solarworld AG(a) ..........................         12,207
       720 ThyssenKrupp AG(a) ........................         21,611
       310 Volkswagen AG(a) ..........................        121,438
     2,800 Wincor Nixdorf AG(a) ......................        164,840
                                                       --------------
                                                            2,705,672
                                                       --------------
GREECE -- 0.3%
     1,070 Alpha Bank AE(a) ..........................         23,288
       810 EFG Eurobank Ergasias SA(a) ...............         14,761
       680 Hellenic Telecommunications
            Organization SA(a) .......................         12,220
       875 National Bank of Greece SA(a) .............         35,448
       500 OPAP SA(a) ................................         15,343


  SHARES                                                    VALUE
  ------                                                    -----
GREECE (CONTINUED)
       445 Piraeus Bank SA(a) ........................ $        9,263
                                                       --------------
                                                              110,323
                                                       --------------
HONG KONG -- 2.2%
     4,400 Bank of East Asia, Ltd.(a) ................         13,852
    11,600 BOC Hong Kong Holdings, Ltd.(a) ...........         20,740
   153,551 Chaoda Modern Agriculture Holdings,
            Ltd.(a) ..................................        129,698
     3,200 Cheung Kong Holdings, Ltd.(a) .............         36,255
    44,800 Cheung Kong Infrastructure Holdings,
            Ltd.(a) ..................................        208,500
    13,000 China Mobile, Ltd.(a) .....................        130,241
     5,100 CLP Holdings, Ltd.(a) .....................         41,143
    79,800 CNOOC, Ltd.(a) ............................         89,655
     2,000 Esprit Holdings, Ltd.(a) ..................         12,398
     3,801 Hang Lung Properties, Ltd.(a) .............          8,948
     2,100 Hang Seng Bank, Ltd.(a) ...................         39,701
    11,330 Hong Kong & China Gas Co., Ltd.(a) ........         25,865
     2,100 Hong Kong Exchanges and Clearing,
            Ltd.(a) ..................................         25,867
     3,100 HongKong Electric Holdings(a) .............         19,473
     5,100 Hutchison Whampoa, Ltd.(a) ................         39,174
     4,129 Li & Fung, Ltd.(a) ........................         10,105
     4,775 New World Development, Ltd.(a) ............          5,319
     2,900 Sun Hung Kai Properties, Ltd.(a) ..........         29,886
     2,400 Swire Pacific, Ltd., Class A(a) ...........         21,098
                                                       --------------
                                                              907,918
                                                       --------------
INDONESIA -- 0.4%
   137,000 Gudang Garam TbK PT(a) ....................         84,952
    55,600 PT Astra International TbK(a) .............         99,229
                                                       --------------
                                                              184,181
                                                       --------------
IRELAND -- 0.2%
     1,500 Allied Irish Banks PLC(a) .................         12,327
     3,728 Bank of Ireland(a) ........................         20,777
     1,036 CRH PLC(a) ................................         21,918
       770 Elan Corp. PLC + (a) ......................          8,148
     2,400 Experian PLC(a) ...........................         15,903
                                                       --------------
                                                               79,073
                                                       --------------
ISRAEL -- 0.2%
    25,875 Bank Hapoalim BM(a)                                 78,378
                                                       --------------

ITALY -- 2.3%
     2,305 Assicurazioni Generali SpA(a) .............         76,498
       690 Atlantia SpA(a) ...........................         14,212
     4,660 Banca Monte dei Paschi di Siena SpA(a) ....         11,595
     1,530 Banco Popolare Scarl(a) ...................         23,761
     8,800 Enel SpA(a) ...............................         73,439
     4,906 ENI SpA(a) ................................        130,002
     1,510 Fiat SpA(a) ...............................         20,286
     1,090 Finmeccanica SpA(a) .......................         23,622
    65,484 Intesa Sanpaolo SpA(a) ....................        360,032
     2,180 Intesa Sanpaolo SpA, RNC(a) ...............         10,397
     2,310 Mediaset SpA(a) ...........................         14,666
     1,310 Mediobanca SpA(a) .........................         17,775
     2,740 Snam Rete Gas SpA(a) ......................         16,554
    19,710 Telecom Italia SpA(a) .....................         29,326
    13,120 Telecom Italia SpA, RNC(a) ................         14,868
    19,151 UniCredit SpA(a) ..........................         71,592
     1,132 Unione di Banche Italiane SCPA(a) .........         24,791
                                                       --------------
                                                              933,416
                                                       --------------
JAPAN -- 18.1%
       150 Acom Co., Ltd.(a) .........................          5,128
       300 Advantest Corp.(a) ........................          6,345

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                     SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

  SHARES                                                    VALUE
  ------                                                    -----
JAPAN (CONTINUED)
     1,600 Aeon Co., Ltd.(a) ......................... $       16,351
       150 Aiful Corp.(a) ............................          1,161
     8,600 Aisin Seiki Co., Ltd.(a) ..................        210,665
     1,800 Ajinomoto Co., Inc.(a) ....................         17,159
     1,100 Amada Co., Ltd.(a) ........................          6,042
    20,900 Asahi Breweries, Ltd.(a) ..................        366,391
     2,200 Asahi Glass Co., Ltd.(a) ..................         19,344
     3,600 Asahi Kasei Corp.(a) ......................         15,150
       900 Astellas Pharma, Inc.(a) ..................         37,826
     2,100 Bank of Yokohama, Ltd. (The)(a) ...........         10,405
     1,400 Bridgestone Corp.(a) ......................         26,510
    19,200 Brother Industries, Ltd.(a) ...............        203,344
     1,800 Canon, Inc.(a) ............................         68,256
        21 Central Japan Railway Co.(a) ..............        198,067
     1,400 Chiba Bank, Ltd. (The)(a) .................          7,342
     1,200 Chubu Electric Power Co., Inc.(a) .........         28,282
       500 Chugai Pharmaceutical Co., Ltd.(a) ........          8,150
     1,900 Chuo Mitsui Trust Holdings, Inc.(a) .......         10,260
       300 Credit Saison Co., Ltd.(a) ................          4,932
     2,100 Dai Nippon Printing Co., Ltd.(a) ..........         28,332
    18,983 Daihatsu Motor Co., Ltd.(a) ...............        207,728
     1,400 Daiichi Sankyo Co., Ltd.(a) ...............         36,082
       600 Daikin Industries, Ltd.(a) ................         20,242
       200 Daito Trust Construction Co., Ltd.(a) .....          7,440
     1,900 Daiwa House Industry Co., Ltd.(a) .........         18,169
     2,900 Daiwa Securities Group, Inc.(a) ...........         21,128
     1,200 Denso Corp.(a) ............................         29,440
         5 Dentsu, Inc.(a) ...........................         10,058
         6 East Japan Railway Co.(a) .................         44,756
       500 Eisai Co., Ltd.(a) ........................         19,530
       200 Electric Power Development Co., Ltd.(a) ...          6,460
       400 Fanuc, Ltd.(a) ............................         30,101
     1,000 FUJIFILM Holdings Corp.(a) ................         25,787
     4,600 Fujitsu, Ltd.(a) ..........................         25,867
     1,900 Fukuoka Financial Group, Inc.(a) ..........          6,994
     3,802 Hankyu Hanshin Holdings, Inc.(a) ..........         17,467
       100 Hirose Electric Co., Ltd.(a) ..............          9,533
     8,000 Hitachi, Ltd. .............................         54,020
     1,400 Hokkaido Electric Power Co., Inc.(a) ......         29,239
     1,600 Hokuhoku Financial Group, Inc.(a) .........          3,571
     2,900 Honda Motor Co., Ltd.(a) ..................         87,986
       900 HOYA Corp.(a) .............................         17,858
       200 Ibiden Co., Ltd.(a) .......................          4,870
         5 INPEX Holdings, Inc.(a) ...................         42,502
    39,700 ITOCHU Corp.(a) ...........................        239,216
     1,164 Japan Steel Works, Ltd. (The)(a) ..........         14,475
         8 Japan Tobacco, Inc.(a) ....................         30,160
     1,200 JFE Holdings, Inc.(a) .....................         37,228
     2,000 Joyo Bank, Ltd. (The)(a) ..................          9,107
       700 JS Group Corp.(a) .........................          8,814
     1,200 JTEKT Corp.(a) ............................         13,695
     4,300 Kajima Corp.(a) ...........................         12,993
    28,200 Kaneka Corp.(a) ...........................        155,822
     1,700 Kansai Electric Power Co., Inc. (The)(a) ..         37,831
     1,000 Kao Corp.(a) ..............................         26,824
    16,000 Kawasaki Kisen Kaisha, Ltd.(a) ............         99,010
         4 KDDI Corp.(a) .............................         22,664
     3,900 Keio Corp.(a) .............................         21,008
       100 Keyence Corp.(a) ..........................         19,953
     5,300 Kintetsu Corp.(a) .........................         18,474
     1,900 Kirin Holdings Co., Ltd.(a) ...............         24,970
     6,100 Kobe Steel, Ltd.(a) .......................         12,278
     1,800 Komatsu, Ltd.(a) ..........................         29,476
    15,100 Konica Minolta Holdings, Inc.(a) ..........        172,615
     3,300 Kubota Corp.(a) ...........................         20,820


  SHARES                                                    VALUE
  ------                                                    -----
JAPAN (CONTINUED)
     1,000 Kuraray Co., Ltd.(a) ...................... $        9,943
       300 Kyocera Corp.(a) ..........................         22,777
       700 Kyushu Electric Power Co., Inc.(a) ........         14,595
     4,200 Marubeni Corp.(a) .........................         19,043
       900 Marui Group Co., Ltd.(a) ..................          6,723
    17,000 Matsushita Electric Industrial(a) .........        293,141
     1,300 Mitsubishi Chemical Holdings Corp.(a) .....          6,873
     2,600 Mitsubishi Corp.(a) .......................         54,249
    29,200 Mitsubishi Electric Corp.(a) ..............        197,060
     2,200 Mitsubishi Estate Co., Ltd.(a) ............         43,363
     1,400 Mitsubishi Gas Chemical Co., Inc.(a) ......          6,772
     6,000 Mitsubishi Heavy Industries, Ltd.(a) ......         26,067
     4,600 Mitsubishi Materials Corp.(a) .............         14,452
    48,700 Mitsubishi UFJ Financial Group, Inc.(a)            424,777
     3,400 Mitsui & Co., Ltd.(a) .....................         42,219
     1,600 Mitsui Fudosan Co., Ltd.(a) ...............         30,922
     2,700 Mitsui OSK Lines, Ltd.(a) .................         23,464
       750 Mitsui Sumitomo Insurance Group
            Holdings, Inc.(a) ........................         25,549
        17 Mizuho Financial Group, Inc.(a) ...........         74,361
       500 Murata Manufacturing Co., Ltd.(a) .........         20,190
     5,700 NEC Corp.(a) ..............................         24,368
       300 Nidec Corp.(a) ............................         18,460
       800 Nikon Corp.(a) ............................         19,196
       200 Nintendo Co., Ltd.(a) .....................         84,855
     1,056 Nippon Electric Glass Co., Ltd.(a) ........          9,568
     2,100 Nippon Express Co., Ltd.(a) ...............          9,377
     2,400 Nippon Mining Holdings, Inc.(a) ...........          9,670
     2,300 Nippon Oil Corp.(a) .......................         11,585
    10,400 Nippon Steel Corp.(a) .....................         39,271
         9 Nippon Telegraph & Telephone Corp.(a) .....         40,180
     2,800 Nippon Yusen KK(a) ........................         18,256
     5,200 Nissan Motor Co., Ltd.(a) .................         35,170
       400 Nitto Denko Corp.(a) ......................         10,179
     3,500 Nomura Holdings, Inc.(a) ..................         45,686
     2,100 NSK, Ltd.(a) ..............................         12,134
         3 NTT Data Corp.(a) .........................         11,863
        27 NTT DoCoMo, Inc.(a) .......................         43,229
     3,100 Obayashi Corp.(a) .........................         15,681
       400 Olympus Corp.(a) ..........................         11,694
       500 Omron Corp.(a) ............................          7,763
       200 Oriental Land Co., Ltd.(a) ................         13,562
       180 ORIX Corp.(a) .............................         22,542
     4,800 Osaka Gas Co., Ltd.(a) ....................         16,532
       200 Promise Co., Ltd.(a) ......................          3,871
        11 Resona Holdings, Inc.(a) ..................         14,843
    14,700 Ricoh Co., Ltd.(a) ........................        206,745
       200 Rohm Co., Ltd.(a) .........................         11,003
     2,900 Sankyo Co., Ltd.(a) .......................        147,237
     5,600 Santen Pharmaceutical Co., Ltd.(a) ........        142,388
       500 Secom Co., Ltd.(a) ........................         20,834
       400 Sega Sammy Holdings, Inc.(a) ..............          3,619
       300 Seiko Epson Corp.(a) ......................          6,978
     2,000 Sekisui Chemical Co., Ltd.(a) .............         11,892
     1,700 Sekisui House, Ltd.(a) ....................         15,611
     1,500 Seven & I Holdings Co., Ltd.(a) ...........         43,105
     1,900 Sharp Corp.(a) ............................         20,766
       700 Shin-Etsu Chemical Co., Ltd.(a) ...........         33,293
     1,300 Shinsei Bank, Ltd.(a) .....................          3,999
       700 Shiseido Co., Ltd.(a) .....................         15,679
     1,100 Shizuoka Bank, Ltd. (The)(a) ..............         10,833
     2,800 Showa Denko KK(a) .........................          5,905
       200 SMC Corp.(a) ..............................         20,842
     1,300 Softbank Corp.(a) .........................         16,945
     4,544 Sojitz Corp.(a) ...........................         10,534

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                     SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

  SHARES                                                    VALUE
  ------                                                    -----
JAPAN (CONTINUED)
     1,900 Sompo Japan Insurance, Inc.(a) ............ $      16,130
     1,800 Sony Corp.(a) .............................        55,521
     3,200 Sumitomo Chemical Co., Ltd.(a) ............        14,140
    25,300 Sumitomo Corp.(a) .........................       235,949
     1,900 Sumitomo Electric Industries, Ltd.(a) .....        20,685
     1,800 Sumitomo Heavy Industries, Ltd.(a) ........         8,584
     7,600 Sumitomo Metal Industries, Ltd.(a) ........        23,567
     1,300 Sumitomo Metal Mining Co., Ltd.(a) ........        13,031
        12 Sumitomo Mitsui Financial Group, Inc.(a)...        75,254
       900 Sumitomo Realty &
            Development Co., Ltd.(a) .................        19,605
     2,600 Sumitomo Trust &
             Banking Co., (The)(a) ...................        17,326
       300 T&D Holdings, Inc.(a) .....................        15,850
     1,300 Takashimaya Co., Ltd.(a) ..................        11,329
     1,400 Takeda Pharmaceutical Co., Ltd.(a) ........        70,507
       250 Takefuji Corp.(a) .........................         3,254
       200 TDK Corp.(a) ..............................        10,020
     3,100 Teijin, Ltd.(a) ...........................         9,317
       400 Terumo Corp.(a) ...........................        20,871
     2,500 Tobu Railway Co., Ltd.(a) .................        12,125
       900 Tohoku Electric Power Co., Inc.(a) ........        19,350
     8,100 Tokio Marine Holdings, Inc.(a) ............       297,452
     2,200 Tokyo Electric Power Co., Inc. (The)(a) ...        54,142
       300 Tokyo Electron, Ltd.(a) ...................        13,579
     3,500 Tokyo Gas Co., Ltd.(a) ....................        14,607
     3,000 Tokyu Corp.(a) ............................        14,336
     2,100 Toppan Printing Co., Ltd.(a) ..............        16,381
     2,700 Toray Industries, Inc.(a) .................        12,679
     6,000 Toshiba Corp.(a) ..........................        26,174
     8,900 Toyo Suisan Kaisha, Ltd.(a) ...............       225,677
       500 Toyota Industries Corp.(a) ................        12,621
     5,100 Toyota Motor Corp.(a) .....................       218,088
       500 Toyota Tsusho Corp.(a) ....................         6,552
         4 West Japan Railway Co.(a) .................        17,134
        34 Yahoo! Japan Corp.(a) .....................        11,133
       190 Yamada Denki Co., Ltd.(a) .................        14,405
       600 Yamaha Motor Co., Ltd.(a) .................         8,197
     1,200 Yamato Holdings Co., Ltd.(a) ..............        13,443
                                                       -------------
                                                           7,403,001
                                                       -------------
LUXEMBOURG -- 0.6%
     3,000 ArcelorMittal^(a) .........................       151,804
     1,645 ArcelorMittal^(a) .........................        83,307
                                                       -------------
                                                             235,111
                                                       -------------
MALAYSIA -- 1.9%
   106,000 Hong Leong Bank BHD(a) ....................        174,269
    78,800 RHB Capital BHD(a) ........................         92,284
    46,500 Tanjong PLC(a) ............................        177,997
    43,300 Telekom Malaysia BHD(a) ...................         41,604
    43,300 TM International BHD + (a) ................         70,962
   457,847 YTL Power International BHD(a) ............        236,480
                                                       --------------
                                                              793,596
                                                       --------------
MEXICO -- 1.4%
   165,000 America Movil SAB de CV, Series L .........        378,942
     4,200 Grupo Elektra SA de CV ....................        145,973
     5,500 Industrias Penoles SAB de CV ..............         65,576
                                                       --------------
                                                              590,491
                                                       --------------
NETHERLANDS -- 4.3%
     2,710 Aegon NV(a)                                         23,969
       550 Akzo Nobel NV(a)                                    26,397
       953 ASML Holding NV(a)                                  16,650


  SHARES                                                    VALUE
  ------                                                    -----
NETHERLANDS (CONTINUED)
       690 European Aeronautic Defence and Space
            Co. NV(a) ................................ $       11,771
     3,000 Fugro NV, CVA(a) ..........................        177,107
       600 Heineken NV(a) ............................         24,100
        21 ING Groep NV, CVA^(a) .....................            450
     3,400 ING Groep NV, CVA^(a) .....................         74,206
     1,780 Koninklijke Ahold NV(a) ...................         20,556
     5,430 Koninklijke DSM NV(a) .....................        256,764
     3,640 Koninklijke KPN NV(a) .....................         52,554
    10,040 Koninklijke Philips Electronics NV(a) .....        272,334
     1,203 Reed Elsevier NV(a) .......................         17,842
    16,998 Royal Dutch Shell PLC, Class B(a) .........        477,427
     6,200 Royal Dutch Shell PLC, Class A(a) .........        179,023
       900 TNT NV(a) .................................         24,929
     3,190 Unilever NV, CVA(a) .......................         89,769
       660 Wolters Kluwer NV(a) ......................         13,373
                                                       --------------
                                                            1,759,221
                                                       --------------
NEW ZEALAND -- 0.0%
     7,043 Telecom Corp. of New Zealand, Ltd.(a) .....         13,022

NORWAY -- 1.4%
    33,100 DnB NOR ASA(a) ............................        256,807
     2,200 Norsk Hydro ASA(a) ........................         14,885
     2,150 Orkla ASA(a) ..............................         19,787
       593 Petroleum Geo-Services ASA + (a) ..........          7,837
     2,845 StatoilHydro ASA(a) .......................         67,613
     1,700 Telenor ASA(a) ............................         21,171
     4,800 Yara International ASA(a) .................        170,848
                                                       --------------
                                                              558,948
                                                       --------------
PHILIPPINES -- 0.2%
     3,200 Globe Telecom, Inc.(a) ....................         70,383

PORTUGAL -- 0.2%
     3,730 Banco Comercial Portugues SA,
            Class R(a) ...............................          6,100
     1,620 BRISA(a) ..................................         16,109
     4,750 Energias de Portugal SA(a) ................         19,929
     1,970 Portugal Telecom SGPS SA(a) ...............         19,805
       446 Zon Multimedia Servicos de
            Telecomunicacoes e Multimedia SGPS
            SA(a) ....................................          3,297
                                                       --------------
                                                               65,240
                                                       --------------
RUSSIA -- 1.1%
     8,100 Gazprom OAO ADR(a) ........................        258,847
     2,700 Tatneft GDR ...............................        191,160
                                                       --------------
                                                              450,007
                                                       --------------
SINGAPORE -- 2.1%
     3,000 DBS Group Holdings, Ltd.(a) ...............         35,758
     9,800 Jardine Cycle & Carriage, Ltd.(a) .........        107,818
     1,908 Keppel Corp., Ltd.(a) .....................         10,545
     6,000 Oversea-Chinese Banking Corp.(a) ..........         30,299
     2,500 Singapore Airlines, Ltd.(a) ...............         25,119
    73,200 Singapore Telecommunications, Ltd.(a) .....        167,345
    39,200 United Overseas Bank, Ltd.(a) .............        468,711
                                                       --------------
                                                              845,595
                                                       --------------
SOUTH AFRICA -- 2.2%
     6,000 African Rainbow Minerals, Ltd.(a) .........        115,584
       950 Anglo Platinum, Ltd.(a) ...................         86,869
     6,000 ArcelorMittal South Africa, Ltd.,
            Series L(a) ..............................        121,418
     6,700 MTN Group, Ltd.(a) ........................         94,803
    18,000 Remgro, Ltd.(a) ...........................        417,718

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                     SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

  SHARES                                                    VALUE
  ------                                                    -----
SOUTH AFRICA (CONTINUED)
     1,900 Sasol, Ltd.(a) ............................ $       81,319
                                                       --------------
                                                              917,711
                                                       --------------
SOUTH KOREA -- 0.5%
     1,000 POSCO ADR .................................         93,370
     5,250 SK Telecom Co., Ltd. ADR ..................         98,805
                                                       --------------
                                                              192,175
                                                       --------------
SPAIN -- 4.4%
       580 Abertis Infraestructuras SA(a) ............         11,413
        51 Acciona SA(a) .............................          7,771
       490 ACS Actividades de Construccion y
            Servicios SA(a) ..........................         19,831
     6,776 Banco Bilbao Vizcaya Argentaria SA(a) .....        109,542
     1,820 Banco Popular Espanol SA(a) ...............         21,673
    34,427 Banco Santander SA(a) .....................        516,062
       880 Cintra Concesiones de Infraestructuras de
            Transporte SA(a) .........................         10,340
       210 Fomento de Construcciones y
            Contratas SA(a) ..........................          9,484
       371 Gamesa Corp. Tecnologica SA(a) ............         12,708
       170 Grupo Ferrovial SA(a) .....................          7,813
     1,708 Iberdrola SA^(a) ..........................         21,547
     6,436 Iberdrola SA^(a) ..........................         65,364
       380 Inditex SA(a) .............................         16,075
    57,000 Mapfre SA(a) ..............................        249,099
    18,740 Repsol YPF SA(a) ..........................        555,219
     7,683 Telefonica SA(a) ..........................        182,631
                                                       --------------
                                                            1,816,572
                                                       --------------
SWEDEN -- 2.5%
       800 Assa Abloy AB, Class B(a) .................          9,688
    14,400 Atlas Copco AB, Class A(a) ................        163,613
     1,400 Atlas Copco AB, Class B(a) ................         14,146
     4,100 Autoliv, Inc. SDR(a) ......................        139,218
       600 Electrolux AB, Series B(a) ................          7,020
     1,375 Hennes & Mauritz AB, Class B(a) ...........         56,305
    24,100 Nordea Bank AB(a) .........................        287,754
    12,800 Sandvik AB(a) .............................        135,618
     1,000 Scania AB, Class B(a) .....................         12,317
     1,100 Securitas AB, Class B(a) ..................         12,391
     1,200 Skandinaviska Enski lda
            Banken AB, Class A(a) ....................         18,718
     1,200 SKF AB, Class B(a) ........................         15,332
     1,500 Svenska Cellulosa AB, Class B(a) ..........         15,891
     1,100 Svenska Handelsbanken AB, Class A(a) ......         24,639
     5,589 Telefonaktiebolaget LM Ericsson, Class B(a)         53,082
     4,100 TeliaSonera AB(a) .........................         23,302
     2,400 Volvo AB, Class B(a) ......................         21,685
                                                       --------------
                                                            1,010,719
                                                       --------------
SWITZERLAND -- 5.0%
     3,841 ABB, Ltd.(a) ..............................         74,439
       371 Actelion, Ltd. + (a) ......................         19,119
       340 Adecco SA(a) ..............................         14,771
     1,100 Compagnie Financiere Richemont SA(a) ......         48,606
     1,990 Credit Suisse Group AG(a) .................         92,945
        90 Geberit AG(a) .............................         11,038
       450 Holcim, Ltd.(a) ...........................         32,984
     3,000 Julius Baer Holding AG(a) .................        149,205
     7,320 Nestle SA(a) ..............................        316,381
       325 Nobel Biocare Holding AG(a) ...............         10,872
    13,469 Novartis AG(a) ............................        709,199
     1,318 Roche Holding AG(a) .......................        206,341
     1,470 STMicroelectronics NV(a) ..................         14,902
        79 Swatch Group AG (The)(a) ..................         14,584


  SHARES                                                    VALUE
  ------                                                    -----
SWITZERLAND (CONTINUED)
        66 Swiss Life Holding AG(a) .................. $        9,583
       764 Swiss Reinsurance(a) ......................         42,410
       104 Swisscom AG(a) ............................         30,996
       240 Syngenta AG(a) ............................         50,617
       149 Synthes, Inc.(a) ..........................         20,615
     5,481 UBS AG + (a) ..............................         93,692
       260 Zurich Financial Services AG(a) ...........         72,006
                                                       --------------
                                                            2,035,305
                                                       --------------
TAIWAN -- 0.2%
     5,774 AU Optronics Corp. ADR ....................         65,593
                                                       --------------
THAILAND -- 0.1%
    33,000 PTT Chemical PCL(a) .......................         57,243
                                                       --------------
UNITED KINGDOM -- 14.6%
     1,005 3i Group PLC(a) ...........................         12,723
     7,507 Anglo American PLC(a) .....................        253,533
    13,323 AstraZeneca PLC(a) ........................        582,890
    29,540 Aviva PLC(a) ..............................        256,894
     6,290 BAE Systems PLC(a) ........................         46,360
    11,894 Barclays PLC(a) ...........................         70,653
     6,220 BG Group PLC(a) ...........................        112,784
    14,424 BHP Billiton PLC(a) .......................        326,698
    33,456 BP PLC(a) .................................        278,575
    11,900 British American Tobacco PLC(a) ...........        388,425
     1,541 British Energy Group PLC(a) ...............         20,936
     1,069 British Land Co. PLC (a) ..................         14,417
     2,330 British Sky Broadcasting Group PLC(a) .....         17,332
    36,340 BT Group PLC, Class A(a) ..................        105,331
     4,422 Cable & Wireless PLC(a) ...................         13,129
     2,451 Cadbury PLC(a) ............................         24,784
     2,640 Capita Group PLC (The)(a) .................         32,850
       400 Carnival PLC(a) ...........................         11,920
     7,035 Centrica PLC(a) ...........................         39,576
     3,980 Compass Group PLC(a) ......................         24,679
     4,882 Diageo PLC(a) .............................         83,268
     1,400 Enterprise Inns PLC(a) ....................          4,520
     5,480 Friends Provident PLC(a) ..................          9,319
     9,667 GlaxoSmithKline PLC(a) ....................        209,371
       490 Hammerson PLC (a) .........................          8,637
     8,757 HBOS PLC(a) ...............................         19,864
     2,878 Home Retail Group PLC(a) ..................         12,126
    20,775 HSBC Holdings PLC(a) ......................        336,036
    16,410 Imperial Tobacco Group PLC(a) .............        526,667
       619 Intercontinental Hotels Group PLC(a) ......          7,668
     3,260 International Power PLC(a) ................         21,090
    11,440 ITV PLC(a) ................................          8,589
       830 Johnson Matthey PLC(a) ....................         20,188
     4,950 Kingfisher PLC(a) .........................         11,798
     1,460 Ladbrokes PLC(a) ..........................          4,929
       970 Land Securities Group PLC (a) .............         21,903
    13,730 Legal & General Group PLC(a) ..............         24,774
    10,012 Lloyds TSB Group PLC(a) ...................         40,223
       350 London Stock Exchange Group PLC(a) ........          5,541
     3,512 Man Group PLC(a) ..........................         21,457
     2,730 Marks & Spencer Group PLC(a) ..............          9,969
       885 Mondi PLC(a) ..............................          4,130
     4,554 National Grid PLC(a) ......................         57,793
       540 Next PLC(a) ...............................          9,955
    12,240 Old Mutual PLC(a) .........................         17,129
     1,940 Pearson PLC(a) ............................         21,013
    39,059 Prudential PLC(a) .........................        356,068
     1,200 Reckitt Benckiser Group PLC(a) ............         58,170

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                     SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

  SHARES                                                    VALUE
  ------                                                    -----
UNITED KINGDOM (CONTINUED)
     1,930 Reed Elsevier PLC(a) ...................... $       19,215
     4,640 Rentokil Initial PLC(a) ...................          5,756
     1,680 Rexam PLC(a) ..............................         11,934
     5,659 Rio Tinto PLC(a) ..........................        355,083
     3,689 Rolls-Royce Group PLC(a) ..................         22,332
    27,842 Royal Bank of Scotland Group PLC(a) .......         89,798
     5,679 RSA Insurance Group PLC(a) ................         15,181
     1,780 SABMiller PLC(a) ..........................         34,747
     4,410 Sage Group PLC (The)(a) ...................         15,444
     3,120 Sainsbury (J) PLC(a) ......................         19,563
     1,550 Scottish & Southern Energy PLC(a) .........         39,433
       500 Severn Trent PLC(a) .......................         12,130
     2,010 Smith & Nephew PLC(a) .....................         21,224
     1,276 Smiths Group PLC(a) .......................         23,134
     8,556 Standard Chartered PLC(a) .................        210,483
       950 Tate & Lyle PLC(a) ........................          6,525
    14,168 Tesco PLC(a) ..............................         98,519
       411 Thomson Reuters PLC(a) ....................          9,182
     1,221 Tullow Oil PLC(a) .........................         15,608
     2,529 Unilever PLC(a) ...........................         68,752
     1,228 United Utilities Group PLC(a) .............         15,236
    91,328 Vodafone Group PLC(a) .....................        201,651
       625 Whitbread PLC(a) ..........................         11,819
     1,820 William Hill PLC(a) .......................          7,673
     6,449 WM Morrison Supermarkets PLC(a) ...........         29,984
     1,570 Wolseley PLC(a) ...........................         11,865
     2,730 WPP Group PLC(a) ..........................         22,077
     1,250 Xstrata PLC(a) ............................         38,948
                                                       --------------
                                                            5,999,980
                                                       --------------
Total Common Stock (Cost $47,543,423)                      38,732,734
                                                       --------------

PREFERRED STOCK -- 3.1%
BRAZIL -- 2.3%
     5,300 Banco Bradesco SA .........................         84,554
    13,800 Cia Vale do Rio Doce ......................        234,304
    31,064 Investimentos Itau SA .....................        152,348
     7,000 Metalurgica Gerdau SA, Class A ............        108,032
    19,600 Petroleo Brasileiro SA ....................        356,064
                                                       --------------
                                                              935,302
                                                       --------------
GERMANY -- 0.8%
     3,550 Fresenius SE(a) ...........................        258,283
       550 Henkel AG & Co. KGaA(a) ...................         20,056
       190 Porsche Automobil Holding SE(a) ...........         21,062
       160 Volkswagen AG(a) ..........................         19,914
                                                       --------------
                                                              319,315
                                                       --------------
Total Preferred Stock (Cost $1,655,430)                     1,254,617
                                                       --------------

EXCHANGE TRADED FUND -- 1.3%
           iShares MSCI EAFE Index
     9,400 Fund(a)(Cost $624,107) ....................        529,220
                                                       --------------

WARRANTS -- 0.1%
   148,893 YTL Power International BHD,
            Expires 06/18+ (Cost $4,620) .............         22,940
                                                       --------------
RIGHTS -- 0.0%
           Leighton Holdings,
        22 Expires 09/08 +(a) (Cost $--) .............            122
                                                       --------------


  SHARES                                                    VALUE
  ------                                                    -----

MONEY MARKET FUND -- 1.1%
   431,405 PNC Institutional Money Market Trust,
            1.49% (b) (Cost $431,405) ................ $      431,405
                                                       --------------
Total Investments-- 99.9%
(Cost $50,258,985)++                                       40,971,038
Other Assets & Liabilities, Net-- 0.1%                         51,013
                                                       --------------
NET ASSETS-- 100.0%                                    $   41,022,051
                                                       ==============


ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
SDR -- Swedish Depositary Receipt


+    Non-income producing security.
^ Securities incorporated in the same country but traded on different exchanges.
(a)  Investment fair valued at September 30, 2008.
(b)  The rate shown is the 7-day effective yield as of September 30, 2008.

++ At September 30, 2008, the tax basis cost of the Fund's investments was $50,258,985, and the unrealized appreciation and depreciation were $1,945,831 and $(11,233,778), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     See end of Form N-Q Filing for FAS 157 disclosure.

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                                     SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

  SHARES                                                VALUE
  ------                                                -----

COMMON STOCK -- 97.1%
CONSUMER DISCRETIONARY -- 8.8%
     8,500 Autoliv, Inc.  SDR ....................   $      286,875
     6,200 Black & Decker Corp. ..................          376,650
    13,300 Brunswick Corp. .......................          170,107
    21,800 CBS Corp., Class B ....................          317,844
     8,800 Centex Corp. ..........................          142,560
     8,300 Comcast Corp. Special, Class A ........          162,929
    15,500 Family Dollar Stores, Inc. ............          367,350
    12,500 Gannett Co., Inc. .....................          211,375
    25,600 Gap, Inc. (The) .......................          455,168
    12,100 J.C. Penney Co., Inc. .................          403,414
    20,400 Jones Apparel Group, Inc. .............          377,604
     8,900 KB Home ...............................          175,152
    27,100 Lowe's Cos., Inc. .....................          641,999
    18,100 Macy's, Inc. ..........................          325,438
     6,700 McDonald's Corp. ......................          413,390
    15,200 Viacom, Inc., Class B + ...............          377,568
                                                     --------------
                                                          5,205,423
                                                     --------------
CONSUMER STAPLES -- 16.3%
     5,400 Coca-Cola Co. (The) ...................          285,552
    10,900 Colgate-Palmolive Co. .................          821,315
    24,200 ConAgra Foods, Inc. ...................          470,932
    18,300 Del Monte Foods Co. ...................          142,740
    10,500 General Mills, Inc. ...................          721,560
    10,200 Kellogg Co. ...........................          572,220
     9,500 Kimberly-Clark Corp. ..................          615,980
    23,300 Kroger Co. (The) ......................          640,284
    11,900 Pepsi Bottling Group, Inc. ............          347,123
    18,100 PepsiCo, Inc. .........................        1,289,987
    26,100 Procter & Gamble Co. ..................        1,818,909
    20,600 Safeway, Inc. .........................          488,632
    34,300 Sara Lee Corp. ........................          433,209
    15,300 SUPERVALU, Inc. .......................          332,010
    20,400 Tyson Foods, Inc., Class A ............          243,576
     7,700 Wal-Mart Stores, Inc. .................          461,153
                                                     --------------
                                                          9,685,182
                                                     --------------
ENERGY -- 5.3%
     7,700 Anadarko Petroleum Corp. ..............          373,527
     5,000 Apache Corp. ..........................          521,400
     6,100 Devon Energy Corp. ....................          556,320
     3,100 ENSCO International, Inc. .............          178,653
    13,600 Nabors Industries, Ltd. + .............          338,912
    12,500 Occidental Petroleum Corp. ............          880,625
     3,800 Schlumberger, Ltd. ....................          296,742
                                                     --------------
                                                          3,146,179
                                                     --------------
FINANCIALS -- 22.2%
    10,300 ACE, Ltd. .............................          557,539
    12,500 Allstate Corp. (The) ..................          576,500
    31,200 American International Group, Inc. ....          103,896
     1,600 Assurant, Inc. ........................           88,000
    41,700 Bank of America Corp. .................        1,459,500
     3,800 BB&T Corp.(a) .........................          143,640
    11,100 Chubb Corp. ...........................          609,390
    47,200 Citigroup, Inc. .......................          968,072
    31,500 Discover Financial Services ...........          435,330
    23,400 Fifth Third Bancorp ...................          278,460
    23,200 Genworth Financial, Inc., Class A .....          199,752
     4,900 Goldman Sachs Group, Inc. (The) .......          627,200
     8,000 Hartford Financial Services Group, Inc.          327,920
    34,200 JPMorgan Chase & Co. ..................        1,597,140
    13,100 Keycorp ...............................          156,414
    10,500 MetLife, Inc. .........................          588,000


  SHARES                                                VALUE
  ------                                                -----

FINANCIALS (CONTINUED)
    14,300 Morgan Stanley ........................   $      328,900
    20,700 Old Republic International Corp. ......          263,925
       900 PartnerRe, Ltd. .......................           61,281
     6,600 Prudential Financial, Inc. ............          475,200
     8,200 SunTrust Banks, Inc. ..................          368,918
     7,800 Torchmark Corp. .......................          466,440
    14,460 Travelers Cos., Inc. (The) ............          653,592
    13,900 U.S. Bancorp ..........................          500,678
    20,900 Unum Group ............................          524,590
     8,300 Waddell & Reed Financial, Inc., Class A          205,425
     6,700 Wells Fargo & Co. .....................          251,451
    19,400 XL Capital, Ltd., Class A .............          348,036
                                                     --------------
                                                         13,165,189
                                                     --------------
HEALTH CARE -- 11.0%
     2,300 Abbott Laboratories ...................          132,434
     1,600 Amgen, Inc. + .........................           94,832
     7,500 Bristol-Myers Squibb Co. ..............          156,375
     9,700 Cardinal Health, Inc. .................          478,016
     7,450 Covidien, Ltd. ........................          400,512
     8,300 Eli Lilly & Co. .......................          365,449
    13,500 Johnson & Johnson .....................          935,280
    10,100 McKesson Corp. ........................          543,481
    27,300 Merck & Co., Inc. .....................          861,588
    69,400 Pfizer, Inc. ..........................        1,279,736
    25,600 Schering-Plough Corp. .................          472,832
     6,400 UnitedHealth Group, Inc. ..............          162,496
    17,800 Wyeth .................................          657,532
                                                     --------------
                                                          6,540,563
                                                     --------------
INDUSTRIALS -- 6.7%
    34,500 Allied Waste Industries, Inc. + .......          383,295
    10,000 Avis Budget Group, Inc. + .............           57,400
    10,700 Caterpillar, Inc. .....................          637,720
     3,700 CSX Corp. .............................          201,909
     9,000 Dover Corp. ...........................          364,950
    12,600 Emerson Electric Co. ..................          513,954
    10,300 Illinois Tool Works, Inc. .............          457,835
     9,100 Norfolk Southern Corp. ................          602,511
     4,500 Northrop Grumman Corp. ................          272,430
    13,800 Tyco International, Ltd. ..............          483,276
                                                     --------------
                                                          3,975,280
                                                     --------------
INFORMATION TECHNOLOGY -- 18.2%
     3,300 Apple, Inc. + .........................          375,078
    10,700 Arrow Electronics, Inc. + .............          280,554
    10,700 Avnet, Inc. + .........................          263,541
    22,900 Cisco Systems, Inc. + .................          516,624
    32,800 Dell, Inc. + ..........................          540,544
       600 Google, Inc., Class A + ...............          240,312
    13,300 Hewlett-Packard Co. ...................          614,992
    22,500 Ingram Micro, Inc., Class A + .........          361,575
    46,300 Intel Corp. ...........................          867,199
    13,000 International Business Machines Corp. .        1,520,480
     8,700 Lexmark International, Inc., Class A +           283,359
    62,500 Microsoft Corp. .......................        1,668,125
    17,400 Motorola, Inc. ........................          124,236
    20,000 Nokia Oyj ADR .........................          373,000
    33,200 Nvidia Corp. + ........................          355,572
    39,100 Oracle Corp. + ........................          794,121
    58,900 Sanmina-SCI Corp. + ...................           82,460
    20,300 Symantec Corp. + ......................          397,474
     5,200 Tech Data Corp. + .....................          155,220
    21,300 Texas Instruments, Inc. ...............          457,950
    13,500 Tyco Electronics, Ltd. ................          373,410

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                                     SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


  SHARES                                                VALUE
  ------                                                -----
INFORMATION TECHNOLOGY (CONTINUED)
     5,100 Western Digital Corp. + ...............   $      108,732
                                                     --------------
                                                         10,754,558
                                                     --------------
MATERIALS -- 4.4%
     7,000 Ashland, Inc. .........................          204,680
     9,200 Ball Corp. ............................          363,308
    10,000 Bemis Co., Inc. .......................          262,100
    17,100 Dow Chemical Co. (The) ................          543,438
     5,900 Eastman Chemical Co. ..................          324,854
     5,700 International Flavors & Fragrances, Inc.         224,922
    10,900 Owens-Illinois, Inc. + ................          320,460
    17,200 Smurfit-Stone Container Corp. + .......           80,840
     8,800 Sonoco Products Co. ...................          261,184
                                                     --------------
                                                          2,585,786
                                                     --------------
TELECOMMUNICATION SERVICES -- 1.2%
    74,100 Sprint Nextel Corp. ...................          452,010
     7,600 Verizon Communications, Inc. ..........          243,884
                                                     --------------
                                                            695,894
                                                     --------------
UTILITIES -- 3.0%
    11,200 Ameren Corp. ..........................          437,136
     6,300 CMS Energy Corp. ......................           78,561
     2,600 Dominion Resources, Inc. ..............          111,228
     6,400 Entergy Corp. .........................          569,664
    18,700 Reliant Energy, Inc. + ................          137,445
    10,300 Wisconsin Energy Corp. ................          462,470
                                                     --------------
                                                          1,796,504
                                                     --------------
Total Common Stock (Cost $64,223,777) ............       57,550,558
                                                     --------------

MONEY MARKET FUND -- 3.1%
 1,825,850 PNC Institutional Money Market Trust,
            1.490% (b)(c)(Cost $1,825,850) .......        1,825,850
                                                     --------------


Total Investments-- 100.2%
(Cost $66,049,627)++ .............................       59,376,408
Other Assets & Liabilities, Net-- (0.2)% .........         (117,930)
                                                     --------------
NET ASSETS-- 100.0% ..............................   $   59,258,478
                                                     ==============


ADR -- American Depositary Receipt
SDR -- Swedish Depositary Receipt


+    Non-income producing security.

(a)  All or a portion of this security is on loan.

(b) A partial position of this investment was purchased with proceeds from collateral received from securities on loan. At September 30, 2008, $120,200 of this investment represents the collateral received for securities on loan.

(c)  The rate shown is the 7-day effective yield as of September 30, 2008.

++ At September 30, 2008, the tax basis cost of the Fund's investments was $66,049,627, and the unrealized appreciation and depreciation were $6,789,994 and $(13,463,213), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     See end of Form N-Q Filing for FAS 157 disclosure.

WILSHIRE VARIABLE INSURANCE TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)


                         2010 AGGRESSIVE FUND
                         --------------------
   SHARES                                                           VALUE
   ------                                                           -----

INVESTMENTS IN UNDERLYING FUNDS - 94.8%
  17,324 Wilshire Variable Insurance Trust
         Equity Fund* .......................................... $    306,982
  11,891 Wilshire Variable Insurance Trust
         Income Fund* ..........................................      136,989
  10,353 Wilshire Variable Insurance Trust
         International Equity Fund* ............................      121,653
  19,832 Wilshire Variable Insurance Trust Short-
         Term Fund* ............................................      213,789
   5,587 Wilshire Variable Insurance Trust Small
         Cap Growth Fund* ......................................       66,598

Total Investments in Underlying Funds
(Cost $1,064,321)                                                     846,011
                                                                 ------------
CASH EQUIVALENT - 5.9%
  53,039 PNC Institutional Money Market Trust,
         1.490% (A) ............................................       53,039
                                                                 ------------
Total Cash Equivalent
 Cost $53,039)                                                         53,039
                                                                 ------------
Total Investments - 100.7%
(Cost $1,117,360) +                                                   899,050
Other Assets & Liabilities, Net - (0.7)%                               (6,468)
                                                                -------------
NET ASSETS - 100.0%                                             $     892,582
                                                                =============


*     Affiliated Fund
(A) Rate shown is the 7-day effective yield at September 30, 2008.

+ At September 30, 2008, the tax basis cost of the Fund's investments was $1,117,360, and the unrealized appreciation and depreciation were $1,559 and $(219,869), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

WILSHIRE VARIABLE INSURANCE TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)


                               2010 MODERATE FUND
                               ------------------
   SHARES                                                           VALUE
   ------                                                           -----

INVESTMENTS IN UNDERLYING FUNDS - 96.1%
  41,811 Wilshire Variable Insurance Trust
         Equity Fund* .......................................... $    740,891
  40,406 Wilshire Variable Insurance Trust
         Income Fund* ..........................................      465,477
  25,865 Wilshire Variable Insurance Trust
         International Equity Fund* ............................      303,914
  94,444 Wilshire Variable Insurance Trust Short-
         Term Fund* ............................................    1,018,106
  22,189 Wilshire Variable Insurance Trust Small
         Cap Growth Fund* ......................................      264,493
Total Investments in Underlying Funds
(Cost $3,297,971)                                                   2,792,881
                                                                 ------------
CASH EQUIVALENT - 4.0%
 114,987 PNC Institutional Money Market Trust,
         1.490% (A) ............................................      114,987
                                                                 ------------
Total Cash Equivalent
(Cost $114,987)                                                       114,987
                                                                 ------------
Total Investments - 100.1%
(Cost 3,412,958) +                                                  2,907,868
Other Assets & Liabilities, Net - (0.1)%                               (1,655)
                                                                 ------------
NET ASSETS - 100.0%                                              $  2,906,213
                                                                 ============


*    Affiliated Fund

(A) Rate shown is the 7-day effective yield at September 30, 2008.

+ At September 30, 2008, the tax basis cost of the Fund's investments was $3,412,958, and the unrealized appreciation and depreciation were $9,198 and $(514,288), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

WILSHIRE VARIABLE INSURANCE TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)


                         2010 CONSERVATIVE FUND
                         ----------------------
   SHARES                                                           VALUE
   ------                                                           -----

INVESTMENTS IN UNDERLYING FUNDS - 96.1%
  12,802 Wilshire Variable Insurance Trust
         Equity Fund* .......................................... $    226,849
  31,399 Wilshire Variable Insurance Trust
         Income Fund* ..........................................      361,718
   9,067 Wilshire Variable Insurance Trust
         International Equity Fund* ............................      106,535
  48,253 Wilshire Variable Insurance Trust Short-
         Term Fund* ............................................      520,167
   5,025 Wilshire Variable Insurance Trust Small
         Cap Growth Fund* ......................................       59,902
Total Investments in Underlying Funds
(Cost $1,425,700)                                                   1,275,171
                                                                 ------------
CASH EQUIVALENT - 4.0%
  53,166 PNC Institutional Money Market Trust,
         1.490% (A) ............................................       53,166
                                                                 ------------
Total Cash Equivalent
(Cost $53,166)                                                         53,166
                                                                 ------------
Total Investments - 100.1%
(Cost 1,478,866) +                                                  1,328,337
Other Assets & Liabilities, Net - (0.1)%                               (1,557)
                                                                 ------------
NET ASSETS - 100.0%                                              $  1,326,780
                                                                 ============


*    Affiliated Fund

(A)  Rate shown is the 7-day effective yield at September 30, 2008.

+ At September 30, 2008, the tax basis cost of the Fund's investments was $1,478,866, and the unrealized appreciation and depreciation were $4,107 and $(154,546), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

WILSHIRE VARIABLE INSURANCE TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)


                               2015 MODERATE FUND
                               ------------------
   SHARES                                                           VALUE
   ------                                                           -----

INVESTMENTS IN UNDERLYING FUNDS - 97.1%
 175,942 Wilshire Variable Insurance Trust
         Equity Fund* .......................................... $  3,117,695
 176,909 Wilshire Variable Insurance Trust
         Income Fund* ..........................................    2,037,987
 110,862 Wilshire Variable Insurance Trust
         International Equity Fund* ............................    1,302,629
 253,089 Wilshire Variable Insurance Trust Short-
         Term Fund* ............................................    2,728,297
  82,611 Wilshire Variable Insurance Trust Small
         Cap Growth Fund* ......................................      984,718
Total Investments in Underlying Funds
(Cost $12,127,859)                                                 10,171,326
                                                                 ------------
CASH EQUIVALENT - 3.1%
 319,758 PNC Institutional Money Market Trust,
         1.490% (A) ............................................      319,758
                                                                 ------------
Total Cash Equivalent
(Cost $319,758)                                                       319,758
                                                                 ------------
Total Investments - 100.2%
(Cost 12,447,617) + ............................................   10,491,084
Other Assets & Liabilities, Net - (0.2)%                              (21,111)
                                                                 ------------
NET ASSETS - 100.0%                                              $ 10,469,973
                                                                 ============


*    Affiliated Fund

(A)  Rate shown is the 7-day effective yield at September 30, 2008.

+ At September 30, 2008, the tax basis cost of the Fund's investments was $12,447,617, and the unrealized appreciation and depreciation were $17,438 and $(1,973,971), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

WILSHIRE VARIABLE INSURANCE TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)


                               2025 MODERATE FUND
                               ------------------
   SHARES                                                           VALUE
   ------                                                           -----

INVESTMENTS IN UNDERLYING FUNDS - 96.1%
 219,989 Wilshire Variable Insurance Trust
         Equity Fund ........................................... $  3,898,213
 143,204 Wilshire Variable Insurance Trust
         Income Fund* ..........................................    1,649,715
 105,632 Wilshire Variable Insurance Trust
         International Equity Fund* ............................    1,241,176
 172,315 Wilshire Variable Insurance Trust Short-
         Term Fund* ............................................    1,857,553
  79,241 Wilshire Variable Insurance Trust Small
         Cap Growth Fund* ......................................      944,554
Total Investments in Underlying Funds
(Cost $11,658,825)                                                  9,591,211
                                                                 ------------
CASH EQUIVALENT - 3.9%
 391,534 PNC Institutional Money Market Trust,
         1.490% (A) ............................................      391,534
                                                                 ------------
Total Cash Equivalent
(Cost $391,534)                                                       391,534
                                                                 ------------
Total Investments - 100.0%
(Cost 12,050,359) +                                                 9,982,745
Other Assets & Liabilities, Net - 0.0%                                   (644)
                                                                 ------------
NET ASSETS - 100.0%                                              $  9,982,101
                                                                 ============


*    Affiliated Fund

(A)  Rate shown is the 7-day effective yield at September 30, 2008.

+ At September 30, 2008, the tax basis cost of the Fund's investments was $12,050,359, and the unrealized appreciation and depreciation were $12,227 and $(2,079,841), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

WILSHIRE VARIABLE INSURANCE TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)


                               2035 MODERATE FUND
                               ------------------
   SHARES                                                           VALUE
   ------                                                           -----

INVESTMENTS IN UNDERLYING FUNDS - 93.7%
 141,906 Wilshire Variable Insurance Trust
         Equity Fund* .......................................... $  2,514,568
  48,725 Wilshire Variable Insurance Trust
         Income Fund* ..........................................      561,308
  68,865 Wilshire Variable Insurance Trust
         International Equity Fund* ............................      809,161
  55,067 Wilshire Variable Insurance Trust Short-
         Term Fund* ............................................      593,627
  51,714 Wilshire Variable Insurance Trust Small
         Cap Growth Fund* ......................................      616,435
                                                                 ------------
Total Investments in Underlying Funds
(Cost $6,351,643)                                                   5,095,099
                                                                 ------------
CASH EQUIVALENT - 6.1%
 333,837 PNC Institutional Money Market Trust,
         1.490% (A) ............................................      333,837
                                                                 ------------
Total Cash Equivalent
(Cost $333,837)                                                       333,837
                                                                 ------------
Total Investments - 99.8%
(Cost 6,685,480) + .............................................    5,428,936
Other Assets & Liabilities, Net - 0.2%                                  8,943
                                                                 ------------
NET ASSETS - 100.0%                                              $  5,437,879
                                                                 ============

*    Affiliated Fund

(A)  Rate shown is the 7-day effective yield at September 30, 2008.

+ At September 30, 2008, the tax basis cost of the Fund's investments was $6,685,480, and the unrealized appreciation and depreciation were $3,553 and $(1,260,097), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

WILSHIRE VARIABLE INSURANCE TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)


                               2045 MODERATE FUND
                               ------------------
   SHARES                                                           VALUE
   ------                                                           -----

INVESTMENTS IN UNDERLYING FUNDS - 93.6%
  86,365 Wilshire Variable Insurance Trust
         Equity Fund* .......................................... $  1,530,392
   7,165 Wilshire Variable Insurance Trust
         Income Fund* ..........................................       82,543
  40,763 Wilshire Variable Insurance Trust
         International Equity Fund* ............................      478,962
   2,704 Wilshire Variable Insurance Trust Short-
         Term Fund* ............................................       29,148
  23,141 Wilshire Variable Insurance Trust Small
         Cap Growth Fund* ......................................      275,844
                                                                 ------------
Total Investments in Underlying Funds
(Cost $3,172,543)                                                   2,396,889
                                                                 ------------
CASH EQUIVALENT - 5.7%
 145,825 PNC Institutional Money Market Trust,
         1.490% (A) ............................................      145,825
                                                                 ------------
Total Cash Equivalent
(Cost $145,825)                                                       145,825
                                                                 ------------
Total Investments - 99.3%
(Cost 3,318,368) +                                                  2,542,714
Other Assets & Liabilities, Net - 0.7%                                 18,131
                                                                 ------------
NET ASSETS - 99.3%                                               $  2,560,845
                                                                 ============


*    Affiliated Fund
(A)  Rate shown is the 7-day effective yield at September 30, 2008.

+ At September 30, 2008, the tax basis cost of the Fund's investments was $3,412,958, and the unrealized appreciation and depreciation were $9,198 and $(514,288), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157") -- In September 2006, the Financial Accounting Standards Board ("FASB") issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

     o    Level 1-- quoted prices in active markets for identical securities

     o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

     o Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds' net assets as of September 30, 2008 is as follows:

                                                                                     SHORT-TERM
                                                                                     INVESTMENT
                                EQUITY FUND     BALANCED FUND      INCOME FUND         FUND
                               --------------   --------------    -------------    ------------
Level 1 - Quoted Prices        $  357,156,642   $  182,743,921    $   3,514,331    $  4,318,068
Level 2 - Other Significant
  Observable Inputs                 1,299,462               --      125,575,770       6,594,148
Level 3 - Significant
  Unobservable Inputs                      --               --        1,488,589              --
                               --------------   --------------    -------------    ------------
Total  Market Value
of Investments                 $  358,456,104   $  182,743,921    $ 130,578,690    $  10,912,216
                               ==============   ==============    =============    =============
                                                                     SOCIALLY
                                  SMALL CAP      INTERNATIONAL     RESPONSIBLE
                                GROWTH FUND       EQUITY FUND         FUND
                               --------------   --------------    -------------
Level 1 - Quoted Prices        $   43,072,039   $    4,641,647    $  59,376,408
Level 2 - Other Significant
  Observable Inputs                        13       36,329,391               --
Level 3 - Significant
  Unobservable Inputs                      --               --               --
                               --------------   --------------    -------------
Total  Market Value
of Investments                 $   43,072,052   $   40,971,038    $  59,376,408
                               ==============   ==============    =============

                                          EQUITY FUND        INCOME FUND
                                         --------------     -------------
Level 1 - Quoted Prices                  $     (121,200)    $     296,039
Level 2 - Other Significant
  Observable Inputs                                  --                --
Level 3 - Significant
  Unobservable Inputs                                --                --
                                         --------------     -------------
Total  Market Value of Other
Financial Instruments*                   $      (121,200)  $       296,039
                                         ===============   ===============

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts which are valued at the unrealized appreciation/(depreciation) on the investment.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:


INVESTMENTS IN SECURITIES (MARKET VALUE)               INCOME FUND

Balance as of December 31, 2007                      $     1,138,255
Accrued discounts/premiums                                   (99,993)
Realized loss                                                 (1,482)
Change in unrealized appreciation/(depreciation)            (206,535)
Net purchases/sales                                          140,295
Net transfers in and/or out of Level 3                       518,049
                                                     ---------------

Balance as of September 30, 2008                     $     1,488,589
                                                     ===============





                                                                 WIL-QH-002-0100

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157") -- In September 2006, the Financial Accounting Standards Board ("FASB") issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

o    Level 1-- quoted prices in active markets for identical securities

o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds' net assets as of September 30, 2008 is as follows:

                                           2010             2010             2010            2015
                                        AGGRESSIVE        MODERATE        CONSERVATIVE     MODERATE
                                           FUND             FUND             FUND            FUND
                                        ------------    -------------     ------------    ------------
          Level 1 - Quoted Prices       $    899,050    $   2,907,868     $  1,328,337    $ 10,491,084
          Level 2 - Other
             Significant

            Observable Inputs                     --               --               --              --
          Level 3 - Significant

            Unobservable Inputs                   --               --               --              --
                                        ------------    -------------     ------------    ------------
          Total  Market Value
            of Investments              $    899,050    $   2,907,868     $  1,328,337    $ 10,491,084
                                        ============    =============     ============    ============

                                           2025             2035             2045
                                         MODERATE         MODERATE         MODERATE
                                           FUND             FUND             FUND
                                        ------------    -------------     ------------
          Level 1 - Quoted Prices       $ 9,982,745     $   5,428,936     $  2,542,714
          Level 2 - Other
             Significant

            Observable Inputs                    --                --               --
          Level 3 - Significant

            Unobservable Inputs                   --               --               --
                                        ------------    -------------     ------------
          Total  Market Value
            of Investments              $  9,982,745    $   5,428,936     $  2,542,714
                                        ============    =============     ============


* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts which are valued at the unrealized appreciation/(depreciation) on the investment.

                                                                 WIL-QH-003-0100

Item 2.   Controls and Procedures

(a) The registrant's principal executive and principal financial officers, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

--------------------------------------------------------------------------------

                                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilshire Variable Insurance Trust


By (Signature and Title)*                         /s/ Lawrence E. Davanzo
                                                  ------------------------------
                                                  Lawrence E. Davanzo, President
                                                  (principal executive officer)

Date: November 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Lawrence E. Davanzo
                                                  ------------------------------
                                                  Lawrence E. Davanzo, President
                                                  (principal executive officer)


Date: November 26, 2008

By (Signature and Title)*                         /s/ Helen Thompson
                                                  ------------------------------
                                                  Helen Thompson, Treasurer
                                                  (principal financial officer)

Date: November 26, 2008

* Print the name and title of each signing officer under his or her signature.